MoA Funds (formerly Mutual of America Investment Corporation)

Portfolios of Investments

March 31, 2024 (Unaudited)

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.8%):
COMMUNICATION SERVICES (8.9%)
Alphabet, Inc. Cl A*	747,283	112,787,423
Alphabet, Inc. Cl C*	625,645	95,260,708
AT&T, Inc.	906,682	15,957,603
Charter Communications, Inc. Cl A*	12,523	3,639,560
Comcast Corp. Cl A	502,468	21,781,988
Electronic Arts, Inc.	30,851	4,093,002
Fox Corp. Cl A	30,345	948,888
Fox Corp. Cl B	16,729	478,784
Interpublic Group of Cos., Inc.	48,568	1,584,774
Live Nation Entertainment, Inc.*	17,992	1,903,014
Match Group, Inc.*	34,468	1,250,499
Meta Platforms, Inc. Cl A	278,985	135,469,536
Netflix, Inc.*	54,878	33,329,056
News Corp. Cl A	48,190	1,261,614
News Corp. Cl B	14,539	393,425
Omnicom Group, Inc.	25,107	2,429,353
Paramount Global Cl B	61,180	720,089
Take-Two Interactive Software, Inc.*	20,107	2,985,688
T-Mobile US, Inc.	66,222	10,808,755
Verizon Communications, Inc.	533,138	22,370,470
Walt Disney Co.	232,605	28,461,548
Warner Bros Discovery, Inc.*	281,400	2,456,622

		500,372,399

CONSUMER DISCRETIONARY (10.2%)
Airbnb, Inc. Cl A*	55,232	9,111,071
Amazon.com, Inc.*	1,159,145	209,086,575
Aptiv PLC*	35,384	2,818,336
AutoZone, Inc.*	2,193	6,911,568
Bath & Body Works, Inc.	28,651	1,433,123
Best Buy Co., Inc.	24,310	1,994,149
Booking Hldgs., Inc.	4,424	16,049,741
BorgWarner, Inc.	29,138	1,012,254
Caesars Entertainment, Inc.*	27,354	1,196,464
CarMax, Inc.*	20,026	1,744,465
Carnival Corp.*	127,760	2,087,598
Chipotle Mexican Grill, Inc. Cl A*	3,477	10,106,839
Darden Restaurants, Inc.	15,142	2,530,985
Deckers Outdoor Corp.*	3,255	3,063,801
Domino’s Pizza, Inc.	4,423	2,197,700
DR Horton, Inc.	37,870	6,231,509
eBay, Inc.	65,814	3,473,663
Etsy, Inc.*	15,185	1,043,513
Expedia Group, Inc.*	16,582	2,284,171
Ford Motor Co.	494,906	6,572,352
Garmin Ltd.	19,410	2,889,567
General Motors Co.	146,392	6,638,877
Genuine Parts Co.	17,778	2,754,346
Hasbro, Inc.	16,541	934,897
Hilton Worldwide Hldgs., Inc.	31,976	6,820,801
Home Depot, Inc.	126,208	48,413,389
Las Vegas Sands Corp.	46,827	2,420,956
Lennar Corp. Cl A	31,342	5,390,197
LKQ Corp.	33,934	1,812,415
Lowe’s Cos., Inc.	72,929	18,577,204

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Lululemon Athletica, Inc.*	14,562	5,688,645
Marriott International, Inc. Cl A	31,284	7,893,266
McDonald’s Corp.	91,980	25,933,761
MGM Resorts International*	34,653	1,635,968
Mohawk Industries, Inc.*	6,703	877,356
NIKE, Inc. Cl B	154,355	14,506,283
Norwegian Cruise Line Hldgs. Ltd.*	53,948	1,129,132
NVR, Inc.*	406	3,288,584
O’Reilly Automotive, Inc.*	7,491	8,456,440
Pool Corp.	4,905	1,979,168
PulteGroup, Inc.	26,898	3,244,437
Ralph Lauren Corp. Cl A	4,951	929,600
Ross Stores, Inc.	42,692	6,265,478
Royal Caribbean Cruises Ltd.*	29,915	4,158,484
Starbucks Corp.	143,573	13,121,136
Tapestry, Inc.	29,086	1,381,003
Tesla, Inc.*	351,357	61,765,047
TJX Cos., Inc.	144,521	14,657,320
Tractor Supply Co.	13,710	3,588,181
Ulta Beauty, Inc.*	6,158	3,219,895
VF Corp.	41,909	642,884
Wynn Resorts Ltd.	12,084	1,235,347
Yum! Brands, Inc.	35,633	4,940,515

		578,140,456

CONSUMER STAPLES (5.9%)
Altria Group, Inc.	223,622	9,754,392
Archer-Daniels-Midland Co.	67,637	4,248,280
Brown-Forman Corp. Cl B	22,930	1,183,647
Bunge Global S.A.	18,424	1,888,828
Campbell Soup Co.	24,949	1,108,983
Church & Dwight Co., Inc.	31,243	3,258,957
Clorox Co.	15,738	2,409,645
Coca-Cola Co.	493,422	30,187,558
Colgate-Palmolive Co.	104,411	9,402,211
Conagra Brands, Inc.	60,615	1,796,629
Constellation Brands, Inc. Cl A	20,399	5,543,632
Costco Wholesale Corp.	56,269	41,224,357
Dollar General Corp.	27,834	4,343,774
Dollar Tree, Inc.*	26,247	3,494,788
Estee Lauder Cos., Inc. Cl A	29,538	4,553,283
General Mills, Inc.	72,013	5,038,750
Hershey Co.	19,007	3,696,862
Hormel Foods Corp.	36,752	1,282,277
J M Smucker Co.	13,460	1,694,210
Kellanova	33,445	1,916,064
Kenvue, Inc.	218,554	4,690,169
Keurig Dr Pepper, Inc.	132,071	4,050,618
Kimberly-Clark Corp.	42,720	5,525,832
Kraft Heinz Co.	101,098	3,730,516
Kroger Co.	83,931	4,794,978
Lamb Weston Hldgs., Inc.	18,308	1,950,351
McCormick & Co., Inc.	31,885	2,449,087
Molson Coors Beverage Co. Cl B	23,481	1,579,097
Mondelez International, Inc. Cl A	170,745	11,952,150
Monster Beverage Corp.*	93,675	5,553,054
PepsiCo, Inc.	174,289	30,502,318
Philip Morris International, Inc.	196,865	18,036,771

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Procter & Gamble Co.	298,383	48,412,642
Sysco Corp.	63,129	5,124,812
Target Corp.	58,543	10,374,405
Tyson Foods, Inc. Cl A	36,310	2,132,486
Walgreens Boots Alliance, Inc.	90,766	1,968,715
Walmart, Inc.	542,824	32,661,720

		333,516,848

ENERGY (3.9%)
APA Corp.	47,078	1,618,542
Baker Hughes Co. Cl A	126,920	4,251,820
Chevron Corp.	219,943	34,693,809
ConocoPhillips	149,394	19,014,868
Coterra Energy, Inc.	95,384	2,659,306
Devon Energy Corp.	81,246	4,076,924
Diamondback Energy, Inc.	22,697	4,497,864
EOG Resources, Inc.	73,948	9,453,512
EQT Corp.	52,160	1,933,571
Exxon Mobil Corp.	503,557	58,533,466
Halliburton Co.	112,873	4,449,454
Hess Corp.	34,906	5,328,052
Kinder Morgan, Inc.	245,224	4,497,408
Marathon Oil Corp.	74,214	2,103,225
Marathon Petroleum Corp.	46,666	9,403,199
Occidental Petroleum Corp.	83,464	5,424,325
ONEOK, Inc.	73,873	5,922,398
Phillips 66	54,528	8,906,604
Pioneer Natural Resources Co.	29,625	7,776,563
Schlumberger N.V.	181,006	9,920,939
Targa Resources Corp.	28,275	3,166,517
Valero Energy Corp.	43,172	7,369,029
Williams Cos., Inc.	154,263	6,011,629

		221,013,024

FINANCIALS (13.9%)
Aflac, Inc.	66,754	5,731,498
Allstate Corp.	33,287	5,758,984
American Express Co.	72,516	16,511,168
American International Group, Inc.	89,025	6,959,084
Ameriprise Financial, Inc.	12,706	5,570,819
Aon PLC Cl A	25,389	8,472,817
Arch Capital Group Ltd.*	47,047	4,349,025
Arthur J. Gallagher & Co.	27,492	6,874,100
Assurant, Inc.	6,586	1,239,749
Bank of America Corp.	873,071	33,106,852
Bank of New York Mellon Corp.	96,291	5,548,287
Berkshire Hathaway, Inc. Cl B*	230,721	97,022,795
BlackRock, Inc. Cl A	17,732	14,783,168
Blackstone, Inc.	91,221	11,983,703
Brown & Brown, Inc.	29,954	2,622,173
Capital One Financial Corp.	48,238	7,182,156
Cboe Global Markets, Inc.	13,385	2,459,226
Charles Schwab Corp.	188,718	13,651,860
Chubb Ltd.	51,392	13,317,209
Cincinnati Financial Corp.	19,909	2,472,101
Citigroup, Inc.	241,330	15,261,709
Citizens Financial Group, Inc.	59,121	2,145,501
CME Group, Inc. Cl A	45,650	9,827,988
Comerica, Inc.	16,726	919,763

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Corpay, Inc.*	9,156	2,824,992
Discover Financial Svcs.	31,710	4,156,864
Everest Group Ltd.	5,503	2,187,443
FactSet Research Systems, Inc.	4,830	2,194,704
Fidelity National Information Svcs., Inc.	75,132	5,573,292
Fifth Third Bancorp	86,373	3,213,939
Fiserv, Inc.*	76,109	12,163,740
Franklin Resources, Inc.	38,060	1,069,867
Global Payments, Inc.	33,020	4,413,453
Globe Life, Inc.	10,861	1,263,895
Goldman Sachs Group, Inc.	41,354	17,273,152
Hartford Financial Svcs. Group, Inc.	37,852	3,900,649
Huntington Bancshares, Inc.	183,660	2,562,057
Intercontinental Exchange, Inc.	72,613	9,979,205
Invesco Ltd.	57,000	945,630
iShares Core S&P 500 ETF	96,597	50,783,941
Jack Henry & Associates, Inc.	9,240	1,605,265
JPMorgan Chase & Co.	366,605	73,430,982
KeyCorp.	118,764	1,877,659
Loews Corp.	23,105	1,808,890
M&T Bank Corp.	21,069	3,064,275
MarketAxess Hldgs., Inc.	4,807	1,053,935
Marsh & McLennan Cos., Inc.	62,390	12,851,092
Mastercard, Inc. Cl A	104,621	50,382,335
MetLife, Inc.	77,844	5,769,019
Moody’s Corp.	19,957	7,843,700
Morgan Stanley	158,865	14,958,728
MSCI, Inc. Cl A	10,029	5,620,753
Nasdaq, Inc.	48,187	3,040,600
Northern Trust Corp.	26,012	2,312,987
PayPal Hldgs., Inc.*	135,906	9,104,343
PNC Financial Svcs. Group, Inc.	50,474	8,156,598
Principal Financial Group, Inc.	27,814	2,400,626
Progressive Corp.	74,221	15,350,387
Prudential Financial, Inc.	45,778	5,374,337
Raymond James Financial, Inc.	23,856	3,063,588
Regions Financial Corp.	117,171	2,465,278
S&P Global, Inc.	40,744	17,334,535
State Street Corp.	38,289	2,960,505
Synchrony Financial	51,591	2,224,604
T. Rowe Price Group, Inc.	28,392	3,461,553
Travelers Cos., Inc.	28,938	6,659,791
Truist Financial Corp.	169,130	6,592,687
U.S. Bancorp	197,443	8,825,702
Visa, Inc. Cl A	200,559	55,972,006
Wells Fargo & Co.	456,367	26,451,031
Willis Towers Watson PLC	13,003	3,575,825
WR Berkley Corp.	25,700	2,272,908

		786,145,082

HEALTH CARE (12.3%)
Abbott Laboratories	220,147	25,021,908
AbbVie, Inc.	223,885	40,769,458
Agilent Technologies, Inc.	37,160	5,407,152
Align Technology, Inc.*	9,032	2,961,773
Amgen, Inc.	67,843	19,289,122
Baxter International, Inc.	64,397	2,752,328
Becton Dickinson & Co.	36,635	9,065,331

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Biogen, Inc.*	18,374	3,961,986
Bio-Rad Laboratories, Inc. Cl A*	2,654	917,939
Bio-Techne Corp.	19,933	1,403,084
Boston Scientific Corp.*	185,773	12,723,593
Bristol-Myers Squibb Co.	258,025	13,992,696
Cardinal Health, Inc.	30,844	3,451,444
Catalent, Inc.*	22,919	1,293,778
Cencora, Inc.	20,996	5,101,818
Centene Corp.*	67,777	5,319,139
Charles River Laboratories International, Inc.*	6,505	1,762,530
Cigna Group	37,092	13,471,443
Cooper Cos., Inc.	25,202	2,556,995
CVS Health Corp.	159,582	12,728,260
Danaher Corp.	83,395	20,825,399
DaVita, Inc.*	6,831	943,020
DENTSPLY SIRONA, Inc.	26,866	891,682
Dexcom, Inc.*	48,887	6,780,627
Edwards Lifesciences Corp.*	76,909	7,349,424
Elevance Health, Inc.	29,795	15,449,899
Eli Lilly & Co.	101,119	78,666,537
GE HealthCare Technologies, Inc.	53,701	4,881,958
Gilead Sciences, Inc.	158,004	11,573,793
HCA Healthcare, Inc.	25,117	8,377,273
Henry Schein, Inc.*	16,477	1,244,343
Hologic, Inc.*	29,766	2,320,557
Humana, Inc.	15,499	5,373,813
IDEXX Laboratories, Inc.*	10,532	5,686,543
Illumina, Inc.*	20,137	2,765,213
Incyte Corp.*	23,588	1,343,808
Insulet Corp.*	8,855	1,517,747
Intuitive Surgical, Inc.*	44,678	17,830,543
IQVIA Hldgs., Inc.*	23,143	5,852,633
Johnson & Johnson	305,264	48,289,712
Laboratory Corp. of America Hldgs.	10,766	2,351,940
McKesson Corp.	16,664	8,946,068
Medtronic PLC	168,612	14,694,536
Merck & Co., Inc.	321,336	42,400,285
Mettler-Toledo International, Inc.*	2,724	3,626,434
Moderna, Inc.*	42,065	4,482,446
Molina Healthcare, Inc.*	7,355	3,021,655
Pfizer, Inc.	716,014	19,869,388
Quest Diagnostics, Inc.	14,076	1,873,656
Regeneron Pharmaceuticals, Inc.*	13,397	12,894,478
ResMed, Inc.	18,652	3,693,656
Revvity, Inc.	15,649	1,643,145
STERIS PLC	12,530	2,816,995
Stryker Corp.	42,880	15,345,466
Teleflex, Inc.	5,959	1,347,747
Thermo Fisher Scientific, Inc.	48,995	28,476,384
UnitedHealth Group, Inc.	117,288	58,022,374
Universal Health Svcs., Inc. Cl B	7,736	1,411,511
Vertex Pharmaceuticals, Inc.*	32,679	13,660,149
Viatris, Inc.	152,129	1,816,420
Waters Corp.*	7,498	2,581,037
West Pharmaceutical Svcs., Inc.	9,383	3,712,947
Zimmer Biomet Hldgs., Inc.	26,501	3,497,602

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Zoetis, Inc. Cl A	58,220	9,851,406

		693,954,026

INDUSTRIALS (8.7%)
3M Co.	70,087	7,434,128
Allegion PLC	11,132	1,499,592
American Airlines Group, Inc.*	82,967	1,273,543
AMETEK, Inc.	29,267	5,352,934
AO Smith Corp.	15,576	1,393,429
Automatic Data Processing, Inc.	52,092	13,009,456
Axon Enterprise, Inc.*	8,932	2,794,644
Boeing Co.*	72,728	14,035,777
Broadridge Financial Solutions, Inc.	14,935	3,059,584
Builders FirstSource, Inc.*	15,641	3,261,931
Carrier Global Corp.	105,946	6,158,641
Caterpillar, Inc.	64,556	23,655,255
CH Robinson Worldwide, Inc.	14,792	1,126,263
Cintas Corp.	10,927	7,507,177
Copart, Inc.*	110,807	6,417,941
CSX Corp.	250,591	9,289,408
Cummins, Inc.	17,282	5,092,141
Dayforce, Inc.*	19,798	1,310,826
Deere & Co.	33,020	13,562,635
Delta Air Lines, Inc.	81,203	3,887,188
Dover Corp.	17,740	3,143,351
Eaton Corp. PLC	50,635	15,832,552
Emerson Electric Co.	72,497	8,222,610
Equifax, Inc.	15,636	4,182,943
Expeditors International of Washington, Inc.	18,437	2,241,386
Fastenal Co.	72,564	5,597,587
FedEx Corp.	29,154	8,447,080
Fortive Corp.	44,472	3,825,481
Generac Hldgs., Inc.*	7,790	982,631
General Dynamics Corp.	28,790	8,132,887
General Electric Co.	138,010	24,224,895
Honeywell International, Inc.	83,599	17,158,695
Howmet Aerospace, Inc.	49,602	3,394,265
Hubbell, Inc. Cl B	6,800	2,822,340
Huntington Ingalls Industries, Inc.	5,020	1,463,179
IDEX Corp.	9,590	2,340,152
Illinois Tool Works, Inc.	34,480	9,252,018
Ingersoll Rand, Inc.	51,332	4,873,973
Jacobs Solutions, Inc.	15,934	2,449,534
JB Hunt Transport Svcs., Inc.	10,340	2,060,245
Johnson Controls International PLC	86,420	5,644,954
L-3 Harris Technologies, Inc.	24,035	5,121,859
Leidos Hldgs., Inc.	17,437	2,285,816
Lockheed Martin Corp.	27,272	12,405,215
Masco Corp.	27,868	2,198,228
Nordson Corp.	6,881	1,889,110
Norfolk Southern Corp.	28,644	7,300,496
Northrop Grumman Corp.	17,884	8,560,355
Old Dominion Freight Line, Inc.	22,692	4,976,583
Otis Worldwide Corp.	51,415	5,103,967
PACCAR, Inc.	66,331	8,217,748
Parker-Hannifin Corp.	16,284	9,050,484
Paychex, Inc.	40,609	4,986,785
Paycom Software, Inc.	6,093	1,212,568

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Pentair PLC	20,961	1,790,908
Quanta Svcs., Inc.	18,423	4,786,295
Republic Svcs., Inc. Cl A	25,934	4,964,805
Robert Half, Inc.	13,206	1,046,972
Rockwell Automation, Inc.	14,531	4,233,316
Rollins, Inc.	35,601	1,647,258
RTX Corp.	168,253	16,409,715
Snap-on, Inc.	6,693	1,982,600
Southwest Airlines Co.	75,662	2,208,574
Stanley Black & Decker, Inc.	19,441	1,903,857
Textron, Inc.	24,855	2,384,340
Trane Technologies PLC	28,856	8,662,571
TransDigm Group, Inc.	7,051	8,684,012
Uber Technologies, Inc.*	260,954	20,090,848
Union Pacific Corp.	77,325	19,016,537
United Airlines Hldgs., Inc.*	41,595	1,991,569
United Parcel Svc., Inc. Cl B	91,715	13,631,600
United Rentals, Inc.	8,521	6,144,578
Veralto Corp.	27,809	2,465,546
Verisk Analytics, Inc. Cl A	18,386	4,334,132
Waste Management, Inc.	46,479	9,906,999
Westinghouse Air Brake Technologies Corp.	22,719	3,309,704
WW Grainger, Inc.	5,602	5,698,915
Xylem, Inc.	30,571	3,950,996

		491,971,112

INFORMATION TECHNOLOGY (29.2%)
Accenture PLC Cl A	79,508	27,558,268
Adobe, Inc.*	57,318	28,922,663
Advanced Micro Devices, Inc.*	204,896	36,981,679
Akamai Technologies, Inc.*	19,127	2,080,252
Amphenol Corp. Cl A	76,067	8,774,328
Analog Devices, Inc.	62,877	12,436,442
ANSYS, Inc.*	11,022	3,826,397
Apple, Inc.	1,840,674	315,638,778
Applied Materials, Inc.	105,513	21,759,946
Arista Networks, Inc.*	31,955	9,266,311
Autodesk, Inc.*	27,126	7,064,153
Broadcom, Inc.	55,802	73,960,529
Cadence Design Systems, Inc.*	34,500	10,739,160
CDW Corp.	16,987	4,344,935
Cisco Systems, Inc.	515,284	25,717,824
Cognizant Technology Solutions Corp. Cl A	63,151	4,628,337
Corning, Inc.	97,371	3,209,348
Enphase Energy, Inc.*	17,215	2,082,671
EPAM Systems, Inc.*	7,317	2,020,663
F5, Inc.*	7,457	1,413,773
Fair Isaac Corp.*	3,151	3,937,521
First Solar, Inc.*	13,549	2,287,071
Fortinet, Inc.*	80,823	5,521,019
Gartner, Inc.*	9,885	4,711,883
Gen Digital, Inc.	71,074	1,592,058
Hewlett Packard Enterprise Co.	164,851	2,922,808
HP, Inc.	110,576	3,341,607
Intel Corp.	536,147	23,681,613
International Business Machines Corp.	116,032	22,157,471
Intuit, Inc.	35,498	23,073,700
Jabil, Inc.	16,174	2,166,507

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Juniper Networks, Inc.	40,821	1,512,826
Keysight Technologies, Inc.*	22,150	3,463,817
KLA Corp.	17,149	11,979,777
Lam Research Corp.	16,625	16,152,351
Microchip Technology, Inc.	68,526	6,147,467
Micron Technology, Inc.	139,985	16,502,832
Microsoft Corp.	942,244	396,420,896
Monolithic Power Systems, Inc.	6,090	4,125,488
Motorola Solutions, Inc.	21,046	7,470,909
NetApp, Inc.	26,127	2,742,551
NVIDIA Corp.	313,217	283,010,353
NXP Semiconductors N.V.	32,687	8,098,858
ON Semiconductor Corp.*	54,189	3,985,601
Oracle Corp.	202,181	25,395,955
Palo Alto Networks, Inc.*	39,960	11,353,835
PTC, Inc.*	15,160	2,864,330
Qorvo, Inc.*	12,243	1,405,864
QUALCOMM, Inc.	141,518	23,958,997
Roper Technologies, Inc.	13,546	7,597,139
Salesforce, Inc.	122,751	36,970,146
Seagate Technology Hldgs. PLC	24,708	2,299,079
ServiceNow, Inc.*	25,996	19,819,350
Skyworks Solutions, Inc.	20,318	2,200,846
Super Micro Computer, Inc.*	6,385	6,449,042
Synopsys, Inc.*	19,341	11,053,381
TE Connectivity Ltd.	39,158	5,687,308
Teledyne Technologies, Inc.*	5,983	2,568,622
Teradyne, Inc.	19,386	2,187,322
Texas Instruments, Inc.	115,306	20,087,458
Trimble, Inc.*	31,546	2,030,301
Tyler Technologies, Inc.*	5,342	2,270,403
VeriSign, Inc.*	11,176	2,117,964
Western Digital Corp.*	41,117	2,805,824
Zebra Technologies Corp. Cl A*	6,513	1,963,279

		1,652,519,886

MATERIALS (2.3%)
Air Products & Chemicals, Inc.	28,190	6,829,591
Albemarle Corp.	14,881	1,960,423
Amcor PLC	183,282	1,743,012
Avery Dennison Corp.	10,212	2,279,829
Ball Corp.	39,983	2,693,255
Celanese Corp. Cl A	12,699	2,182,450
CF Industries Hldgs., Inc.	24,228	2,016,012
Corteva, Inc.	88,992	5,132,169
Dow, Inc.	89,057	5,159,072
DuPont de Nemours, Inc.	54,542	4,181,735
Eastman Chemical Co.	14,875	1,490,772
Ecolab, Inc.	32,181	7,430,593
FMC Corp.	15,821	1,007,798
Freeport-McMoRan, Inc.	181,841	8,550,164
International Flavors & Fragrances, Inc.	32,372	2,783,668
International Paper Co.	43,878	1,712,120
Linde PLC	61,488	28,550,108
LyondellBasell Industries N.V. Cl A	32,458	3,319,804
Martin Marietta Materials, Inc.	7,838	4,812,062
Mosaic Co.	41,446	1,345,337
Newmont Corp.	146,146	5,237,873

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Nucor Corp.	31,175	6,169,533
Packaging Corp. of America	11,280	2,140,718
PPG Industries, Inc.	29,901	4,332,655
Sherwin-Williams Co.	29,862	10,371,968
Steel Dynamics, Inc.	19,288	2,859,060
Vulcan Materials Co.	16,849	4,598,429
Westrock Co.	32,586	1,611,378

		132,501,588

REAL ESTATE (2.3%)
Alexandria Real Estate Equities, Inc.	19,969	2,574,204
American Tower Corp.	59,114	11,680,335
AvalonBay Communities, Inc.	17,988	3,337,853
Boston Properties, Inc.	18,309	1,195,761
Camden Property Trust	13,539	1,332,238
CBRE Group, Inc. Cl A*	37,710	3,666,920
CoStar Group, Inc.*	51,784	5,002,334
Crown Castle, Inc.	54,996	5,820,227
Digital Realty Trust, Inc.	38,404	5,531,712
Equinix, Inc.	11,905	9,825,554
Equity Residential	43,769	2,762,262
Essex Property Trust, Inc.	8,141	1,992,998
Extra Space Storage, Inc.	26,792	3,938,424
Federal Realty Investment Trust	9,315	951,248
Healthpeak Properties, Inc.	89,769	1,683,169
Host Hotels & Resorts, Inc.	89,456	1,849,950
Invitation Homes, Inc.	72,945	2,597,571
Iron Mountain, Inc.	37,027	2,969,936
Kimco Realty Corp.	84,473	1,656,516
Mid-America Apartment Communities, Inc.	14,801	1,947,516
Prologis, Inc.	117,168	15,257,617
Public Storage	20,068	5,820,924
Realty Income Corp.	105,460	5,705,386
Regency Centers Corp.	20,832	1,261,586
SBA Communications Corp. Cl A	13,681	2,964,673
Simon Property Group, Inc.	41,329	6,467,575
UDR, Inc.	38,374	1,435,571
Ventas, Inc.	51,025	2,221,628
VICI Properties, Inc. Cl A	131,188	3,908,091
Welltower, Inc.	70,185	6,558,086
Weyerhaeuser Co.	92,539	3,323,075

		127,240,940

UTILITIES (2.2%)
AES Corp.	84,915	1,522,526
Alliant Energy Corp.	32,359	1,630,894
Ameren Corp.	33,344	2,466,122
American Electric Power Co., Inc.	66,686	5,741,665
American Water Works Co., Inc.	24,690	3,017,365
Atmos Energy Corp.	19,128	2,273,745
CenterPoint Energy, Inc.	80,045	2,280,482
CMS Energy Corp.	37,338	2,252,975
Consolidated Edison, Inc.	43,777	3,975,389
Constellation Energy Corp.	40,500	7,486,425
Dominion Energy, Inc.	106,113	5,219,699
DTE Energy Co.	26,180	2,935,825
Duke Energy Corp.	97,769	9,455,240
Edison International	48,640	3,440,307
Entergy Corp.	26,817	2,834,021

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Evergy, Inc.	29,128	1,554,853
Eversource Energy	44,298	2,647,691
Exelon Corp.	126,230	4,742,461
FirstEnergy Corp.	65,488	2,529,147
NextEra Energy, Inc.	260,174	16,627,720
NiSource, Inc.	52,425	1,450,076
NRG Energy, Inc.	28,629	1,937,897
PG&E Corp.	270,547	4,534,368
Pinnacle West Capital Corp.	14,380	1,074,617
PPL Corp.	93,474	2,573,339
Public Svc. Enterprise Group, Inc.	63,191	4,219,895
Sempra	79,804	5,732,321
Southern Co.	138,300	9,921,642
WEC Energy Group, Inc.	40,000	3,284,800
Xcel Energy, Inc.	69,975	3,761,156

		123,124,663

TOTAL COMMON STOCKS (Cost: $2,762,776,208)		5,640,500,024

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	4.58	03/29/24	168,781	168,781

TOTAL TEMPORARY CASH INVESTMENT (Cost: $168,781)				168,781

TOTAL INVESTMENTS (Cost: $2,762,944,989) 99.8%				5,640,668,805

OTHER NET ASSETS 0.2%				9,414,147

NET ASSETS 100.0%				$5,650,082,952

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (98.9%):
COMMUNICATION SERVICES (5.8%)
Alphabet, Inc. Cl A*	24,518	3,700,502
Alphabet, Inc. Cl C*	20,527	3,125,441
AT&T, Inc.	29,748	523,565
Charter Communications, Inc. Cl A*	411	119,449
Comcast Corp. Cl A	16,486	714,668
Electronic Arts, Inc.	1,012	134,262
Fox Corp. Cl A	9,573	299,348
Fox Corp. Cl B	549	15,712
IMAX Corp.*	11,852	191,647
Interpublic Group of Cos., Inc.	1,594	52,012
Live Nation Entertainment, Inc.*	590	62,404
Match Group, Inc.*	1,131	41,033
Meta Platforms, Inc. Cl A	9,153	4,444,514
Netflix, Inc.*	1,801	1,093,801
News Corp. Cl A	1,581	41,391
News Corp. Cl B	477	12,908
Omnicom Group, Inc.	824	79,730
Paramount Global Cl B	2,007	23,622
Take-Two Interactive Software, Inc.*	5,045	749,132
TEGNA, Inc.	25,816	385,691
T-Mobile US, Inc.	2,173	354,677
Verizon Communications, Inc.	17,492	733,964
Walt Disney Co.	7,632	933,852
Warner Bros Discovery, Inc.*	27,232	237,735
ZipRecruiter, Inc. Cl A*	6,078	69,836

		18,140,896

CONSUMER DISCRETIONARY (10.0%)
Airbnb, Inc. Cl A*	1,812	298,907
Amazon.com, Inc.*	38,031	6,860,032
Aptiv PLC*	2,738	218,082
AutoZone, Inc.*	215	677,605
Bath & Body Works, Inc.	940	47,019
Best Buy Co., Inc.	798	65,460
Bloomin’ Brands, Inc.	29,882	857,016
Booking Hldgs., Inc.	145	526,043
BorgWarner, Inc.	956	33,211
Caesars Entertainment, Inc.*	5,456	238,645
Capri Hldgs. Ltd.*	12,616	571,505
CarMax, Inc.*	657	57,231
Carnival Corp.*	4,192	68,497
Chipotle Mexican Grill, Inc. Cl A*	114	331,372
Coursera, Inc.*	15,459	216,735
Darden Restaurants, Inc.	3,671	613,608
Deckers Outdoor Corp.*	107	100,715
Domino’s Pizza, Inc.	145	72,048
DR Horton, Inc.	1,242	204,371
eBay, Inc.	2,159	113,952
Etsy, Inc.*	498	34,223
Everi Hldgs., Inc.*	16,824	169,081
Expedia Group, Inc.*	544	74,936
Five Below, Inc.*	4,310	781,748
Ford Motor Co.	16,238	215,641
Garmin Ltd.	637	94,830
General Motors Co.	4,803	217,816

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Genuine Parts Co.	583	90,324
Golden Entertainment, Inc.	16,389	603,607
Hasbro, Inc.	543	30,690
Hilton Worldwide Hldgs., Inc.	1,049	223,762
Home Depot, Inc.	4,141	1,588,488
Las Vegas Sands Corp.	1,536	79,411
Lennar Corp. Cl A	1,028	176,795
LKQ Corp.	1,113	59,445
Lowe’s Cos., Inc.	2,393	609,569
Lululemon Athletica, Inc.*	478	186,731
Marriott International, Inc. Cl A	1,026	258,870
Marriott Vacations Worldwide Corp.	7,680	827,366
McDonald’s Corp.	3,018	850,925
MGM Resorts International*	1,137	53,678
Mohawk Industries, Inc.*	220	28,796
Murphy USA, Inc.	1,073	449,802
NIKE, Inc. Cl B	5,064	475,915
Norwegian Cruise Line Hldgs. Ltd.*	1,770	37,046
NVR, Inc.*	98	793,796
Ollie’s Bargain Outlet Hldgs., Inc.*	10,489	834,610
OneSpaWorld Hldgs. Ltd.*	37,648	498,083
O’Reilly Automotive, Inc.*	246	277,704
Polaris, Inc.	4,849	485,482
Pool Corp.	161	64,963
PulteGroup, Inc.	883	106,507
Ralph Lauren Corp. Cl A	162	30,417
Ross Stores, Inc.	1,401	205,611
Royal Caribbean Cruises Ltd.*	982	136,508
Skyline Champion Corp.*	6,338	538,793
Starbucks Corp.	4,711	430,538
Steven Madden Ltd.	3,890	164,469
Tapestry, Inc.	954	45,296
Taylor Morrison Home Corp. Cl A*	25,394	1,578,745
Tesla, Inc.*	11,528	2,026,507
TJX Cos., Inc.	4,742	480,934
Tractor Supply Co.	3,435	899,008
Ulta Beauty, Inc.*	202	105,622
Valvoline, Inc.*	11,231	500,566
VF Corp.	1,375	21,092
Williams-Sonoma, Inc.	1,577	500,745
Wynn Resorts Ltd.	396	40,483
XPEL, Inc.*	4,494	242,766
Yum! Brands, Inc.	1,169	162,082

		31,562,876

CONSUMER STAPLES (4.8%)
Altria Group, Inc.	7,337	320,040
Archer-Daniels-Midland Co.	2,219	139,375
Boston Beer Co., Inc. Cl A*	474	144,295
Brown-Forman Corp. Cl B	752	38,818
Bunge Global S.A.	604	61,922
Campbell Soup Co.	819	36,405
Church & Dwight Co., Inc.	6,474	675,303
Clorox Co.	516	79,005
Coca-Cola Co.	16,189	990,443
Coca-Cola Consolidated, Inc.	327	276,776
Colgate-Palmolive Co.	3,426	308,511
Conagra Brands, Inc.	1,989	58,954

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Constellation Brands, Inc. Cl A	4,019	1,092,203
Costco Wholesale Corp.	1,846	1,352,435
Crimson Wine Group Ltd.*	37,737	218,497
Dollar General Corp.	913	142,483
Dollar Tree, Inc.*	861	114,642
Estee Lauder Cos., Inc. Cl A	969	149,371
Freshpet, Inc.*	7,920	917,611
General Mills, Inc.	2,363	165,339
Hershey Co.	624	121,368
Hormel Foods Corp.	1,206	42,077
J M Smucker Co.	442	55,635
Kellanova	1,097	62,847
Kenvue, Inc.	7,171	153,890
Keurig Dr Pepper, Inc.	4,333	132,893
Kimberly-Clark Corp.	1,402	181,349
Kraft Heinz Co.	3,317	122,397
Kroger Co.	2,754	157,336
Lamb Weston Hldgs., Inc.	2,786	296,793
McCormick & Co., Inc.	1,046	80,343
MGP Ingredients, Inc.	4,081	351,497
Molson Coors Beverage Co. Cl B	770	51,783
Mondelez International, Inc. Cl A	5,602	392,140
Monster Beverage Corp.*	3,073	182,167
Nomad Foods Ltd.	12,618	246,808
PepsiCo, Inc.	5,718	1,000,707
Philip Morris International, Inc.	6,459	591,774
Procter & Gamble Co.	9,790	1,588,428
Simply Good Foods Co.*	5,471	186,178
Sysco Corp.	2,071	168,124
Target Corp.	1,921	340,420
Tyson Foods, Inc. Cl A	1,191	69,947
Walgreens Boots Alliance, Inc.	2,978	64,593
Walmart, Inc.	17,810	1,071,628

		14,995,550

ENERGY (4.8%)
APA Corp.	1,544	53,083
Baker Hughes Co. Cl A	28,061	940,043
ChampionX Corp.	31,556	1,132,545
Cheniere Energy, Inc.	3,187	513,999
Chesapeake Energy Corp.	4,936	438,465
Chevron Corp.	7,216	1,138,252
ConocoPhillips	4,902	623,927
Coterra Energy, Inc.	3,130	87,264
Devon Energy Corp.	11,508	577,471
Diamondback Energy, Inc.	745	147,637
EOG Resources, Inc.	2,426	310,140
EQT Corp.	14,618	541,889
Exxon Mobil Corp.	16,522	1,920,517
Halliburton Co.	3,703	145,972
Hess Corp.	2,480	378,547
Kinder Morgan, Inc.	8,046	147,564
Liberty Energy, Inc. Cl A	6,904	143,051
Marathon Oil Corp.	2,435	69,008
Marathon Petroleum Corp.	1,531	308,496
MPLX LP*	4,533	188,391
Murphy Oil Corp.	6,071	277,445
Northern Oil & Gas, Inc.	24,932	989,302

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Occidental Petroleum Corp.	2,738	177,943
ONEOK, Inc.	2,424	194,332
Ovintiv, Inc.	10,816	561,350
Permian Resources Corp.	20,699	365,544
Phillips 66	1,789	292,215
Pioneer Natural Resources Co.	972	255,150
Schlumberger N.V.	5,939	325,517
Southwestern Energy Co.*	62,125	470,908
Targa Resources Corp.	928	103,927
Valaris Ltd.*	2,616	196,880
Valero Energy Corp.	1,416	241,697
Williams Cos., Inc.	21,272	828,970

		15,087,441

FINANCIALS (15.4%)
Aflac, Inc.	2,190	188,033
Allstate Corp.	1,092	188,927
American Equity Investment Life Hldg. Co.*	6,525	366,835
American Express Co.	2,379	541,674
American Financial Group, Inc.	5,453	744,225
American International Group, Inc.	2,921	228,335
Ameriprise Financial, Inc.	3,575	1,567,423
Aon PLC Cl A	833	277,989
Arch Capital Group Ltd.*	2,827	261,328
Arthur J. Gallagher & Co.	902	225,536
Assurant, Inc.	216	40,660
Bank of America Corp.	28,645	1,086,218
Bank of New York Mellon Corp.	3,159	182,022
Banner Corp.	9,508	456,384
Berkshire Hathaway, Inc. Cl B*	7,570	3,183,336
BlackRock, Inc. Cl A	582	485,213
Blackstone, Inc.	2,993	393,190
Brookline Bancorp, Inc.	31,102	309,776
Brown & Brown, Inc.	8,727	763,962
Capital One Financial Corp.	1,583	235,693
Cboe Global Markets, Inc.	439	80,657
Charles Schwab Corp.	6,192	447,929
Chubb Ltd.	1,686	436,893
Cincinnati Financial Corp.	653	81,083
Citigroup, Inc.	7,918	500,734
Citizens Financial Group, Inc.	1,940	70,403
CME Group, Inc. Cl A	1,498	322,504
Comerica, Inc.	549	30,189
Corpay, Inc.*	300	92,562
Dime Community Bancshares, Inc.	9,763	188,035
Discover Financial Svcs.	1,040	136,334
East West Bancorp, Inc.	2,873	227,283
Eastern Bankshares, Inc.	24,314	335,047
Ellington Financial, Inc.	15,485	182,878
Enterprise Financial Svcs. Corp.	10,504	426,042
Essent Group Ltd.	11,205	666,810
Euronet Worldwide, Inc.*	1,557	171,161
Everest Group Ltd.	2,159	858,202
FactSet Research Systems, Inc.	158	71,794
Fidelity National Information Svcs., Inc.	2,465	182,854
Fifth Third Bancorp	24,500	911,645
First Financial Bankshares, Inc.	11,706	384,074
First Interstate BancSystem, Inc. Cl A	5,524	150,308

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Fiserv, Inc.*	2,497	399,071
Franklin Resources, Inc.	1,249	35,109
Global Payments, Inc.	1,083	144,754
Globe Life, Inc.	356	41,428
Goldman Sachs Group, Inc.	1,357	566,805
Goosehead Insurance, Inc. Cl A*	3,384	225,442
Hancock Whitney Corp.	10,831	498,659
Hartford Financial Svcs. Group, Inc.	12,012	1,237,837
Home BancShares, Inc.	14,759	362,629
Houlihan Lokey, Inc. Cl A	2,119	271,635
Huntington Bancshares, Inc.	6,026	84,063
Intercontinental Exchange, Inc.	2,382	327,358
Invesco Ltd.	1,870	31,023
iShares Core S&P 500 ETF	6,855	3,603,879
iShares Micro-Cap ETF	3,178	385,142
iShares Russell 2000 Growth ETF	1,454	393,743
iShares Russell Mid-Cap ETF	6,876	578,203
Jack Henry & Associates, Inc.	303	52,640
JPMorgan Chase & Co.	12,028	2,409,208
KeyCorp.	3,897	61,612
Loews Corp.	758	59,344
M&T Bank Corp.	4,211	612,448
MarketAxess Hldgs., Inc.	158	34,641
Marsh & McLennan Cos., Inc.	2,047	421,641
Mastercard, Inc. Cl A	3,433	1,653,230
MetLife, Inc.	2,554	189,277
Moelis & Co. Cl A	4,368	247,971
Moody’s Corp.	655	257,435
Morgan Stanley	5,212	490,762
MSCI, Inc. Cl A	329	184,388
Nasdaq, Inc.	1,581	99,761
Northern Trust Corp.	853	75,849
PayPal Hldgs., Inc.*	4,459	298,708
PJT Partners, Inc. Cl A	3,161	297,956
PNC Financial Svcs. Group, Inc.	1,656	267,610
Primerica, Inc.	4,981	1,259,994
Principal Financial Group, Inc.	913	78,801
Progressive Corp.	2,435	503,607
Prudential Financial, Inc.	1,502	176,335
Raymond James Financial, Inc.	6,379	819,191
Regions Financial Corp.	3,844	80,878
Reinsurance Group of America, Inc.	1,643	316,902
S&P Global, Inc.	1,337	568,827
Selective Insurance Group, Inc.	8,113	885,696
ServisFirst Bancshares, Inc.	6,735	446,935
Starwood Property Trust, Inc.	34,486	701,100
State Street Corp.	1,256	97,114
Stifel Financial Corp.	2,597	203,007
Stock Yards Bancorp, Inc.	9,432	461,319
Synchrony Financial	5,635	242,981
T. Rowe Price Group, Inc.	932	113,629
Travelers Cos., Inc.	949	218,403
TriCo Bancshares	9,533	350,624
Truist Financial Corp.	5,549	216,300
U.S. Bancorp	6,478	289,567
UMB Financial Corp.	5,617	488,623
Visa, Inc. Cl A	6,580	1,836,346

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Voya Financial, Inc.	10,506	776,604
W.R. Berkley Corp.	843	74,555
Webster Financial Corp.	6,963	353,512
Wells Fargo & Co.	14,973	867,835
Willis Towers Watson PLC	427	117,425
Wintrust Financial Corp.	4,549	474,870

		48,604,421

HEALTH CARE (11.9%)
Abbott Laboratories	7,223	820,966
AbbVie, Inc.	7,346	1,337,707
ACADIA Pharmaceuticals, Inc.*	4,499	83,186
Addus HomeCare Corp.*	3,920	405,093
Agilent Technologies, Inc.	4,453	647,956
Align Technology, Inc.*	296	97,064
Alkermes PLC*	5,673	153,568
Alnylam Pharmaceuticals, Inc.*	959	143,323
Amgen, Inc.	2,226	632,896
Amicus Therapeutics, Inc.*	13,588	160,067
AMN Healthcare Svcs., Inc.*	2,988	186,780
Amphastar Pharmaceuticals, Inc.*	6,140	269,607
Apellis Pharmaceuticals, Inc.*	1,929	113,387
Avidity Biosciences, Inc.*	9,232	235,601
Axsome Therapeutics, Inc.*	2,807	223,999
Baxter International, Inc.	2,113	90,310
Becton Dickinson & Co.	1,202	297,435
BioCryst Pharmaceuticals, Inc.*	13,680	69,494
Biogen, Inc.*	1,709	368,512
Bio-Rad Laboratories, Inc. Cl A*	87	30,091
Bio-Techne Corp.	654	46,035
Blueprint Medicines Corp.*	2,282	216,470
Boston Scientific Corp.*	6,095	417,447
Bristol-Myers Squibb Co.	8,466	459,111
Cardinal Health, Inc.	1,012	113,243
Catalent, Inc.*	752	42,450
Cencora, Inc.	689	167,420
Centene Corp.*	5,350	419,868
Charles River Laboratories International, Inc.*	213	57,712
Chemed Corp.	509	326,742
Cigna Group	1,217	442,002
Collegium Pharmaceutical, Inc.*	5,880	228,262
CONMED Corp.	1,898	151,992
Cooper Cos., Inc.	827	83,907
Corcept Therapeutics, Inc.*	8,012	201,822
CVS Health Corp.	5,236	417,623
Danaher Corp.	2,736	683,234
DaVita, Inc.*	224	30,923
DENTSPLY SIRONA, Inc.	881	29,240
Dexcom, Inc.*	3,597	498,904
Edwards Lifesciences Corp.*	2,523	241,098
Elevance Health, Inc.	978	507,132
Eli Lilly & Co.	3,318	2,581,271
Encompass Health Corp.	6,721	555,020
Envista Hldgs. Corp.*	14,441	308,749
Exact Sciences Corp.*	1,990	137,429
Fortrea Hldgs., Inc.*	31,640	1,270,030
GE HealthCare Technologies, Inc.	1,762	160,183
Gilead Sciences, Inc.	5,184	379,728

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Halozyme Therapeutics, Inc.*	4,131	168,049
HCA Healthcare, Inc.	824	274,829
HealthEquity, Inc.*	3,047	248,727
Henry Schein, Inc.*	541	40,856
Hologic, Inc.*	977	76,167
Humana, Inc.	816	282,923
IDEXX Laboratories, Inc.*	810	437,343
Illumina, Inc.*	1,027	141,028
Immunocore Hldgs. PLC ADR*	878	57,070
Incyte Corp.*	774	44,095
Inmode Ltd.*	4,847	104,744
Insmed, Inc.*	4,798	130,170
Insulet Corp.*	1,049	179,799
Intra-Cellular Therapies, Inc.*	3,114	215,489
Intuitive Surgical, Inc.*	1,466	585,066
IQVIA Hldgs., Inc.*	759	191,943
iRhythm Technologies, Inc.*	1,470	170,520
Johnson & Johnson	10,016	1,584,431
Krystal Biotech, Inc.*	2,260	402,122
Laboratory Corp. of America Hldgs.	1,661	362,862
Lantheus Hldgs., Inc.*	2,921	181,803
LeMaitre Vascular, Inc.	2,148	142,541
Madrigal Pharmaceuticals, Inc.*	806	215,234
McKesson Corp.	547	293,657
Medtronic PLC	5,532	482,114
Merck & Co., Inc.	10,543	1,391,149
Mettler-Toledo International, Inc.*	342	455,301
Moderna, Inc.*	1,380	147,053
Molina Healthcare, Inc.*	241	99,010
Neogen Corp.*	10,980	173,264
Omnicell, Inc.*	7,736	226,123
Option Care Health, Inc.*	5,192	174,140
Orthofix Medical, Inc.*	11,326	164,453
OrthoPediatrics Corp.*	2,602	75,874
Penumbra, Inc.*	585	130,560
Pfizer, Inc.	23,492	651,903
Quest Diagnostics, Inc.	462	61,497
QuidelOrtho Corp.*	2,573	123,350
Regeneron Pharmaceuticals, Inc.*	440	423,496
Repligen Corp.*	858	157,803
ResMed, Inc.	612	121,194
Revvity, Inc.	513	53,865
Roivant Sciences Ltd.*	9,326	98,296
Shockwave Medical, Inc.*	349	113,645
Simulations Plus, Inc.	4,862	200,071
SpringWorks Therapeutics, Inc.*	5,413	266,428
STERIS PLC	411	92,401
Stryker Corp.	1,407	503,523
Supernus Pharmaceuticals, Inc.*	20,299	692,399
Tactile Systems Technology, Inc.*	8,275	134,469
Teleflex, Inc.	196	44,329
Tenet Healthcare Corp.*	2,137	224,620
Thermo Fisher Scientific, Inc.	1,608	934,586
Ultragenyx Pharmaceutical, Inc.*	2,424	113,177
UnitedHealth Group, Inc.	3,848	1,903,606
Universal Health Svcs., Inc. Cl B	254	46,345
Vaxcyte, Inc.*	3,021	206,364

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Veeva Systems, Inc. Cl A*	1,430	331,317
Vericel Corp.*	8,502	442,274
Vertex Pharmaceuticals, Inc.*	1,072	448,107
Viatris, Inc.	4,991	59,593
Waters Corp.*	246	84,681
West Pharmaceutical Svcs., Inc.	308	121,879
Xencor, Inc.*	5,522	122,202
Zimmer Biomet Hldgs., Inc.	4,880	644,062
Zoetis, Inc. Cl A	1,910	323,191

		37,337,271

INDUSTRIALS (13.1%)
3M Co.	2,300	243,961
Advanced Drainage Systems, Inc.	3,009	518,270
Alaska Air Group, Inc.*	6,224	267,570
Allegion PLC	365	49,169
American Airlines Group, Inc.*	2,722	41,783
AMETEK, Inc.	960	175,584
AO Smith Corp.	511	45,714
Arcosa, Inc.	6,075	521,599
Atkore, Inc.	1,291	245,755
Automatic Data Processing, Inc.	1,709	426,806
Axon Enterprise, Inc.*	2,929	916,426
Bloom Energy Corp. Cl A*	28,349	318,643
Boeing Co.*	2,386	460,474
Broadridge Financial Solutions, Inc.	490	100,381
Builders FirstSource, Inc.*	2,453	511,573
Carlisle Cos., Inc.	2,916	1,142,635
Carrier Global Corp.	3,476	202,060
Casella Waste Systems, Inc. Cl A*	3,267	323,008
Caterpillar, Inc.	2,118	776,099
CH Robinson Worldwide, Inc.	485	36,928
Chart Industries, Inc.*	2,525	415,918
Cintas Corp.	358	245,957
Clean Harbors, Inc.*	5,485	1,104,185
Copart, Inc.*	3,636	210,597
Crane Co.	4,185	565,519
CSX Corp.	8,222	304,790
Cummins, Inc.	567	167,067
Dayforce, Inc.*	650	43,036
Deere & Co.	1,083	444,831
Delta Air Lines, Inc.	2,664	127,526
Dover Corp.	6,320	1,119,841
Eaton Corp. PLC	1,661	519,361
EMCOR Group, Inc.	1,081	378,566
Emerson Electric Co.	2,379	269,826
Encore Wire Corp.	1,295	340,300
Enpro, Inc.	3,392	572,468
Equifax, Inc.	513	137,238
ESCO Technologies, Inc.	8,440	903,502
ExlService Hldgs., Inc.*	5,469	173,914
Expeditors International of Washington, Inc.	605	73,550
Fastenal Co.	2,381	183,670
Federal Signal Corp.	8,068	684,731
FedEx Corp.	957	277,281
Fortive Corp.	1,459	125,503
Franklin Electric Co., Inc.	3,187	340,403
Generac Hldgs., Inc.*	2,901	365,932

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

General Dynamics Corp.	945	266,953
General Electric Co.	4,528	794,800
Graco, Inc.	4,634	433,094
HEICO Corp. Cl A	2,269	349,290
Honeywell International, Inc.	2,743	563,001
Howmet Aerospace, Inc.	1,627	111,336
Hubbell, Inc. Cl B	223	92,556
Huntington Ingalls Industries, Inc.	165	48,093
Huron Consulting Group, Inc.*	3,427	331,117
ICF International, Inc.	4,894	737,183
IDEX Corp.	315	76,866
Illinois Tool Works, Inc.	1,131	303,481
Ingersoll Rand, Inc.	1,684	159,896
Jacobs Solutions, Inc.	3,606	554,350
Janus International Group, Inc.*	38,246	578,662
JB Hunt Transport Svcs., Inc.	339	67,546
Johnson Controls International PLC	2,835	185,182
KBR, Inc.	15,276	972,470
Korn Ferry	2,888	189,915
L-3 Harris Technologies, Inc.	2,361	503,129
Leidos Hldgs., Inc.	3,241	424,863
Lockheed Martin Corp.	895	407,109
Masco Corp.	914	72,096
Masonite International Corp.*	2,320	304,964
Mercury Systems, Inc.*	4,192	123,664
Miller Industries, Inc.	12,691	635,819
Montrose Environmental Group, Inc.*	5,792	226,873
Mueller Industries, Inc.	22,189	1,196,653
Nordson Corp.	226	62,046
Norfolk Southern Corp.	940	239,578
Northrop Grumman Corp.	587	280,973
Old Dominion Freight Line, Inc.	3,236	709,687
Otis Worldwide Corp.	1,687	167,468
PACCAR, Inc.	2,176	269,585
Parker-Hannifin Corp.	534	296,792
Paychex, Inc.	1,332	163,570
Paycom Software, Inc.	200	39,802
Pentair PLC	688	58,783
Quanta Svcs., Inc.	3,631	943,334
Republic Svcs., Inc. Cl A	851	162,915
Robert Half, Inc.	433	34,328
Rockwell Automation, Inc.	477	138,964
Rollins, Inc.	1,168	54,043
RTX Corp.	5,520	538,366
Saia, Inc.*	1,193	697,905
Snap-on, Inc.	220	65,168
Southwest Airlines Co.	2,482	72,450
Stanley Black & Decker, Inc.	3,855	377,520
Sterling Infrastructure, Inc.*	2,644	291,660
Textron, Inc.	815	78,183
Trane Technologies PLC	947	284,289
TransDigm Group, Inc.	231	284,500
TransUnion	3,163	252,407
Trex Co., Inc.*	7,705	768,574
Uber Technologies, Inc.*	8,562	659,188
UFP Industries, Inc.	10,367	1,275,245
Union Pacific Corp.	2,537	623,924

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

United Airlines Hldgs., Inc.*	1,365	65,356
United Parcel Svc., Inc. Cl B	3,009	447,228
United Rentals, Inc.	280	201,911
Veralto Corp.	4,743	420,514
Verisk Analytics, Inc. Cl A	603	142,145
Vicor Corp.*	2,522	96,441
VSE Corp.	8,629	690,320
Waste Management, Inc.	1,525	325,054
Westinghouse Air Brake Technologies Corp.	745	108,532
WW Grainger, Inc.	487	495,425
Xylem, Inc.	1,003	129,628

		41,144,712

INFORMATION TECHNOLOGY (22.3%)
Accenture PLC Cl A	2,609	904,306
Adeia, Inc.	27,716	302,659
Adobe, Inc.*	1,881	949,153
Advanced Energy Industries, Inc.	1,530	156,029
Advanced Micro Devices, Inc.*	6,723	1,213,434
Akamai Technologies, Inc.*	628	68,301
Altair Engineering, Inc. Cl A*	2,316	199,523
Amphenol Corp. Cl A	7,460	860,511
Analog Devices, Inc.	2,063	408,041
ANSYS, Inc.*	362	125,672
Apple, Inc.	60,392	10,356,020
Applied Materials, Inc.	3,462	713,968
Arista Networks, Inc.*	1,048	303,899
Asana, Inc. Cl A*	4,132	64,005
Autodesk, Inc.*	890	231,774
Axcelis Technologies, Inc.*	1,122	125,125
BlackLine, Inc.*	1,816	117,277
Broadcom, Inc.	1,831	2,426,826
C3.ai, Inc. Cl A*	6,014	162,799
Cadence Design Systems, Inc.*	1,132	352,369
CDW Corp.	557	142,470
Ciena Corp.*	5,689	281,321
Cisco Systems, Inc.	16,906	843,778
Cognizant Technology Solutions Corp. Cl A	2,072	151,857
Corning, Inc.	3,195	105,307
Couchbase, Inc.*	4,982	131,076
Credo Technology Group Hldg. Ltd.*	8,348	176,894
CyberArk Software Ltd.*	2,619	695,685
Digi International, Inc.*	9,513	303,750
Enphase Energy, Inc.*	565	68,354
EPAM Systems, Inc.*	1,240	342,438
F5, Inc.*	245	46,450
Fabrinet*	1,600	302,432
Fair Isaac Corp.*	103	128,710
First Solar, Inc.*	445	75,116
Five9, Inc.*	10,228	635,261
Fortinet, Inc.*	2,652	181,158
Gartner, Inc.*	324	154,441
Gen Digital, Inc.	2,332	52,237
Grid Dynamics Hldgs., Inc.*	12,968	159,377
Guidewire Software, Inc.*	1,623	189,420
Harmonic, Inc.*	15,041	202,151
Hewlett Packard Enterprise Co.	19,423	344,370
HP, Inc.	3,628	109,638

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Ichor Hldgs. Ltd.*	1,982	76,545
indie Semiconductor, Inc. Cl A*	28,510	201,851
Intel Corp.	17,591	776,995
International Business Machines Corp.	3,807	726,985
Intuit, Inc.	1,165	757,250
Jabil, Inc.	531	71,127
Juniper Networks, Inc.	1,339	49,623
Keysight Technologies, Inc.*	727	113,688
KLA Corp.	563	393,295
Lam Research Corp.	545	529,506
Marathon Digital Hldgs., Inc.*	3,529	79,685
Microchip Technology, Inc.	6,697	600,788
Micron Technology, Inc.	4,593	541,469
Microsoft Corp.	30,915	13,006,559
MicroStrategy, Inc. Cl A*	207	352,844
MKS Instruments, Inc.	1,662	221,046
Model N, Inc.*	3,718	105,851
MongoDB, Inc. Cl A*	629	225,585
Monolithic Power Systems, Inc.	615	416,613
Motorola Solutions, Inc.	1,297	460,409
NetApp, Inc.	857	89,959
Novanta, Inc.*	1,525	266,524
NVIDIA Corp.	10,277	9,285,886
NXP Semiconductors N.V.	1,072	265,609
Okta, Inc. Cl A*	3,644	381,235
ON Semiconductor Corp.*	1,778	130,772
Onto Innovation, Inc.*	1,825	330,471
Oracle Corp.	6,633	833,171
Palo Alto Networks, Inc.*	2,746	780,221
PDF Solutions, Inc.*	6,486	218,384
Perficient, Inc.*	3,062	172,360
PTC, Inc.*	3,601	680,373
Q2 Hldgs., Inc.*	2,930	154,001
Qorvo, Inc.*	402	46,162
QUALCOMM, Inc.	4,643	786,060
Qualys, Inc.*	825	137,668
Rambus, Inc.*	3,393	209,721
Rapid7, Inc.*	5,618	275,507
Roper Technologies, Inc.	444	249,013
Salesforce, Inc.	4,027	1,212,852
Seagate Technology Hldgs. PLC	811	75,464
SEMrush Hldgs., Inc. Cl A*	5,308	70,384
ServiceNow, Inc.*	853	650,327
Silicon Laboratories, Inc.*	923	132,654
Skyworks Solutions, Inc.	667	72,249
Super Micro Computer, Inc.*	1,634	1,650,389
Synopsys, Inc.*	1,316	752,094
TE Connectivity Ltd.	1,285	186,633
Teledyne Technologies, Inc.*	1,940	832,881
Tenable Hldgs., Inc.*	5,136	253,873
Teradyne, Inc.	2,120	239,200
Texas Instruments, Inc.	3,783	659,036
Trimble, Inc.*	1,035	66,613
TTM Technologies, Inc.*	10,799	169,004
Tyler Technologies, Inc.*	175	74,377
Varonis Systems, Inc. Cl B*	6,048	285,284
VeriSign, Inc.*	367	69,550

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Viasat, Inc.*	39,800	719,982
Viavi Solutions, Inc.*	10,915	99,217
Vontier Corp.	9,136	414,409
Western Digital Corp.*	1,349	92,056
Workiva, Inc. Cl A*	1,573	133,390
Xperi, Inc.*	12,047	145,287
Zebra Technologies Corp. Cl A*	214	64,508
Zuora, Inc. Cl A*	42,510	387,691

		70,375,597

MATERIALS (3.8%)
Air Products & Chemicals, Inc.	925	224,100
Albemarle Corp.	488	64,289
Amcor PLC	6,013	57,184
Arcadium Lithium PLC*	11,782	50,780
Ashland, Inc.	18,843	1,834,743
ATI, Inc.*	7,653	391,604
Avery Dennison Corp.	2,187	488,248
Avient Corp.	5,568	241,651
Axalta Coating Systems Ltd.*	8,549	294,000
Ball Corp.	1,312	88,376
Celanese Corp. Cl A	417	71,666
CF Industries Hldgs., Inc.	795	66,152
Corteva, Inc.	2,920	168,396
Crown Hldgs., Inc.	17,510	1,387,843
Dow, Inc.	2,922	169,271
DuPont de Nemours, Inc.	1,789	137,163
Eastman Chemical Co.	488	48,907
Ecolab, Inc.	1,056	243,830
FMC Corp.	10,314	657,002
Freeport-McMoRan, Inc.	9,424	443,116
HB Fuller Co.	5,762	459,462
International Flavors & Fragrances, Inc.	1,062	91,321
International Paper Co.	1,440	56,189
Linde PLC	2,017	936,533
LyondellBasell Industries N.V. Cl A	1,065	108,928
Martin Marietta Materials, Inc.	257	157,783
Materion Corp.	1,630	214,753
Mosaic Co.	1,360	44,146
Newmont Corp.	7,937	284,462
Nucor Corp.	1,023	202,452
Orion S.A.	18,114	426,041
Packaging Corp. of America	370	70,219
PPG Industries, Inc.	981	142,147
Quaker Chemical Corp.	1,486	305,002
Sherwin-Williams Co.	980	340,383
Steel Dynamics, Inc.	2,763	409,560
Vulcan Materials Co.	2,157	588,688
Westrock Co.	1,069	52,862

		12,019,252

REAL ESTATE (3.9%)
Alexandria Real Estate Equities, Inc.	4,958	639,136
American Tower Corp.	1,940	383,325
Apartment Income REIT Corp.	9,284	301,452
Apartment Investment & Management Co. Cl A*	24,362	199,525
AvalonBay Communities, Inc.	590	109,480
Boston Properties, Inc.	601	39,251
Camden Property Trust	3,986	392,222

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

CBRE Group, Inc. Cl A*	1,237	120,286
CoStar Group, Inc.*	1,699	164,123
Cousins Properties, Inc.	10,284	247,227
Crown Castle, Inc.	1,804	190,917
CTO Realty Growth, Inc.	6,562	111,226
Digital Realty Trust, Inc.	3,076	443,067
EastGroup Properties, Inc.	2,746	493,648
Equinix, Inc.	391	322,704
Equity Commonwealth*	7,662	144,659
Equity Residential	1,436	90,626
Essex Property Trust, Inc.	267	65,364
Extra Space Storage, Inc.	3,618	531,846
Federal Realty Investment Trust	306	31,249
Gaming & Leisure Properties, Inc.	6,661	306,872
Healthcare Realty Trust, Inc. Cl A	8,608	121,803
Healthpeak Properties, Inc.	31,156	584,175
Highwoods Properties, Inc.	4,779	125,114
Host Hotels & Resorts, Inc.	20,416	422,203
Invitation Homes, Inc.	2,393	85,215
Iron Mountain, Inc.	1,215	97,455
Kimco Realty Corp.	2,772	54,359
Kite Realty Group Trust	9,884	214,285
Mid-America Apartment Communities, Inc.	486	63,948
Phillips Edison & Co., Inc.	3,342	119,878
PotlatchDeltic Corp.	9,554	449,229
Prologis, Inc.	3,844	500,566
Public Storage	658	190,860
Realty Income Corp.	6,957	376,374
Regency Centers Corp.	683	41,363
Ryman Hospitality Properties, Inc.	1,689	195,265
Sabra Health Care REIT, Inc.	22,884	337,997
SBA Communications Corp. Cl A	449	97,298
Simon Property Group, Inc.	1,356	212,200
Sun Communities, Inc.	2,631	338,294
Terreno Realty Corp.	6,145	408,028
UDR, Inc.	1,259	47,099
UMH Properties, Inc.	5,596	90,879
Urban Edge Properties	17,794	307,302
Ventas, Inc.	5,603	243,955
VICI Properties, Inc. Cl A	4,304	128,216
Welltower, Inc.	7,407	692,110
Weyerhaeuser Co.	12,433	446,469

		12,320,144

UTILITIES (3.1%)
AES Corp.	12,008	215,303
Alliant Energy Corp.	1,062	53,525
Ameren Corp.	4,908	362,996
American Electric Power Co., Inc.	2,188	188,387
American Water Works Co., Inc.	810	98,990
Atmos Energy Corp.	2,268	269,597
Avista Corp.	6,721	235,369
Black Hills Corp.	6,142	335,353
CenterPoint Energy, Inc.	2,626	74,815
Chesapeake Utilities Corp.	3,125	335,312
CMS Energy Corp.	1,225	73,916
Consolidated Edison, Inc.	1,436	130,403

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Constellation Energy Corp.	1,329	245,666
Dominion Energy, Inc.	3,482	171,280
DTE Energy Co.	4,649	521,339
Duke Energy Corp.	3,208	310,246
Edison International	1,596	112,885
Entergy Corp.	3,243	342,720
Evergy, Inc.	16,627	887,549
Eversource Energy	1,453	86,846
Exelon Corp.	4,142	155,615
FirstEnergy Corp.	2,149	82,994
NextEra Energy, Inc.	8,536	545,536
NiSource, Inc.	21,373	591,177
Northwestern Energy Group, Inc.	4,645	236,570
NRG Energy, Inc.	12,037	814,785
PG&E Corp.	8,877	148,779
Pinnacle West Capital Corp.	472	35,273
Portland General Electric Co.	5,936	249,312
PPL Corp.	9,408	259,002
Public Svc. Enterprise Group, Inc.	8,101	540,985
Sempra	2,618	188,051
Southern Co.	4,538	325,556
Spire, Inc.	3,332	204,485
WEC Energy Group, Inc.	1,312	107,741
Xcel Energy, Inc.	2,296	123,410

		9,661,768

TOTAL COMMON STOCKS (Cost: $207,294,815)		311,249,928

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.0%):
COMMERCIAL PAPER (0.3%)
Kenvue, Inc.†	A-1	5.27	04/01/24	1,000,000	1,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,000,000)					1,000,000

TEMPORARY CASH INVESTMENT (0.7%)
JP Morgan Chase, New York Time Deposit		4.58	03/29/24	2,237,569	2,237,569

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,237,569)					2,237,569

TOTAL INVESTMENTS (Cost: $210,532,384) 99.9%					314,487,497

OTHER NET ASSETS 0.1%					257,793

NET ASSETS 100.0%					$314,745,290

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate values of these securities amounts to $1,000,000 and represents 0.3% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (98.0%):
COMMUNICATION SERVICES (1.3%)
TEGNA, Inc.	350,739	5,240,040

CONSUMER DISCRETIONARY (10.8%)
Bloomin’ Brands, Inc.	183,389	5,259,597
Capri Hldgs. Ltd.*	90,560	4,102,368
Golden Entertainment, Inc.	93,692	3,450,676
Marriott Vacations Worldwide Corp.	49,821	5,367,216
OneSpaWorld Hldgs. Ltd.*	300,047	3,969,622
Polaris, Inc.	57,504	5,757,301
Skyline Champion Corp.*	36,814	3,129,558
Taylor Morrison Home Corp. Cl A*	210,036	13,057,938

		44,094,276

CONSUMER STAPLES (2.9%)
Crimson Wine Group Ltd.*	513,133	2,971,040
MGP Ingredients, Inc.	34,497	2,971,227
Nomad Foods Ltd.	166,504	3,256,818
Simply Good Foods Co.*	72,193	2,456,728

		11,655,813

ENERGY (9.7%)
ChampionX Corp.	285,031	10,229,762
EQT Corp.	179,966	6,671,340
Murphy Oil Corp.	84,187	3,847,346
Northern Oil & Gas, Inc.	149,557	5,934,422
Ovintiv, Inc.	149,899	7,779,758
Permian Resources Corp.	291,433	5,146,707

		39,609,335

FINANCIALS (23.8%)
American Equity Investment Life Hldg. Co.*	90,973	5,114,502
Banner Corp.	132,085	6,340,080
Brookline Bancorp, Inc.	431,333	4,296,077
Dime Community Bancshares, Inc.	135,105	2,602,122
Eastern Bankshares, Inc.	336,843	4,641,697
Ellington Financial, Inc.	207,999	2,456,468
Enterprise Financial Svcs. Corp.	141,102	5,723,097
Essent Group Ltd.	152,372	9,067,658
First Interstate BancSystem, Inc. Cl A	74,192	2,018,764
Hancock Whitney Corp.	151,027	6,953,283
Home BancShares, Inc.	205,019	5,037,317
Moelis & Co. Cl A	60,751	3,448,834
Selective Insurance Group, Inc.	80,932	8,835,346
ServisFirst Bancshares, Inc.	62,463	4,145,045
Stifel Financial Corp.	36,228	2,831,943
Stock Yards Bancorp, Inc.	126,711	6,197,435
TriCo Bancshares	123,640	4,547,479
UMB Financial Corp.	72,854	6,337,570
Wintrust Financial Corp.	61,203	6,388,981

		96,983,698

HEALTH CARE (7.9%)
Avidity Biosciences, Inc.*	128,459	3,278,274
BioCryst Pharmaceuticals, Inc.*	190,734	968,929
Fortrea Hldgs., Inc.*	226,207	9,079,949
Krystal Biotech, Inc.*	12,835	2,283,732
Omnicell, Inc.*	76,363	2,232,090

MoA FUNDS - SMALL CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Orthofix Medical, Inc.*	157,420	2,285,738
SpringWorks Therapeutics, Inc.*	37,098	1,825,964
Supernus Pharmaceuticals, Inc.*	194,175	6,623,309
Vericel Corp.*	71,876	3,738,989

		32,316,974

INDUSTRIALS (17.9%)
Arcosa, Inc.	82,113	7,050,222
Encore Wire Corp.	17,622	4,630,709
Enpro, Inc.	45,828	7,734,392
ICF International, Inc.	36,291	5,466,513
Janus International Group, Inc.*	236,835	3,583,314
KBR, Inc.	51,327	3,267,477
Miller Industries, Inc.	171,942	8,614,294
Mueller Industries, Inc.	226,186	12,198,211
UFP Industries, Inc.	91,814	11,294,040
VSE Corp.	116,467	9,317,360

		73,156,532

INFORMATION TECHNOLOGY (5.0%)
Adeia, Inc.	380,384	4,153,793
Digi International, Inc.*	131,898	4,211,503
Ichor Hldgs. Ltd.*	26,759	1,033,433
TTM Technologies, Inc.*	150,256	2,351,506
Viasat, Inc.*	182,256	3,297,011
Viavi Solutions, Inc.*	147,885	1,344,275
Xperi, Inc.*	163,995	1,977,780
Zuora, Inc. Cl A*	202,869	1,850,165

		20,219,466

MATERIALS (5.4%)
Ashland, Inc.	95,457	9,294,648
Avient Corp.	77,639	3,369,533
HB Fuller Co.	42,041	3,352,349
Materion Corp.	22,162	2,919,843
Orion S.A.	127,115	2,989,745

		21,926,118

REAL ESTATE (9.0%)
Apartment Investment & Management Co. Cl A*	339,679	2,781,971
Cousins Properties, Inc.	142,550	3,426,902
CTO Realty Growth, Inc.	91,498	1,550,891
Equity Commonwealth*	103,795	1,959,650
Healthpeak Properties, Inc.	197,666	3,706,238
Highwoods Properties, Inc.	65,043	1,702,826
Kite Realty Group Trust	132,969	2,882,768
PotlatchDeltic Corp.	133,213	6,263,675
Sabra Health Care REIT, Inc.	319,068	4,712,634
Terreno Realty Corp.	53,493	3,551,935
Urban Edge Properties	239,379	4,134,075

		36,673,565

UTILITIES (4.3%)
Avista Corp.	93,722	3,282,144
Black Hills Corp.	85,638	4,675,835
Northwestern Energy Group, Inc.	64,772	3,298,838
Portland General Electric Co.	82,761	3,475,962
Spire, Inc.	46,457	2,851,066

		17,583,845

MoA FUNDS - SMALL CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

TOTAL COMMON STOCKS (Cost: $324,238,897)	399,459,662

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.0%):
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	5.29	04/02/24	1,000,000	999,854
U.S. Treasury Bill	A-1+	5.29	04/23/24	3,000,000	2,990,338

					3,990,192

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,990,192)					3,990,192

TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit		4.58	03/29/24	296,691	296,691

TOTAL TEMPORARY CASH INVESTMENT (Cost: $296,691)					296,691

TOTAL INVESTMENTS (Cost: $328,525,780) 99.1%					403,746,545

OTHER NET ASSETS 0.9%					3,625,554

NET ASSETS 100.0%					$407,372,099

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*Non-income producing security.

**Ratings as per Standard & Poor’s Corporation.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP GROWTH FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.0%):
COMMUNICATION SERVICES (0.9%)
IMAX Corp.*	164,284	2,656,472
ZipRecruiter, Inc. Cl A*	84,565	971,652

		3,628,124

CONSUMER DISCRETIONARY (10.0%)
Bloomin’ Brands, Inc.	225,609	6,470,466
Coursera, Inc.*	212,157	2,974,441
Everi Hldgs., Inc.*	232,393	2,335,550
Five Below, Inc.*	13,143	2,383,877
Golden Entertainment, Inc.	135,494	4,990,244
Murphy USA, Inc.	5,359	2,246,493
Ollie’s Bargain Outlet Hldgs., Inc.*	44,206	3,517,471
OneSpaWorld Hldgs. Ltd.*	216,023	2,857,984
Skyline Champion Corp.*	48,473	4,120,690
Steven Madden Ltd.	54,132	2,288,701
Taylor Morrison Home Corp. Cl A*	43,709	2,717,389
Valvoline, Inc.*	43,462	1,937,101
XPEL, Inc.*	62,128	3,356,155

		42,196,562

CONSUMER STAPLES (3.2%)
Boston Beer Co., Inc. Cl A*	6,607	2,011,303
Coca-Cola Consolidated, Inc.	4,571	3,868,940
Freshpet, Inc.*	50,057	5,799,604
MGP Ingredients, Inc.	21,734	1,871,949

		13,551,796

ENERGY (4.5%)
ChampionX Corp.	145,792	5,232,475
Liberty Energy, Inc. Cl A	95,781	1,984,582
Northern Oil & Gas, Inc.	184,197	7,308,937
Southwestern Energy Co.*	264,806	2,007,229
Valaris Ltd.*	36,302	2,732,089

		19,265,312

FINANCIALS (8.3%)
First Financial Bankshares, Inc.	162,173	5,320,896
Goosehead Insurance, Inc. Cl A*	46,883	3,123,345
Houlihan Lokey, Inc. Cl A	29,332	3,760,069
iShares Micro-Cap ETF	43,938	5,324,846
iShares Russell 2000 Growth ETF	16,382	4,436,246
PJT Partners, Inc. Cl A	43,814	4,129,908
Primerica, Inc.	15,358	3,884,960
Selective Insurance Group, Inc.	29,952	3,269,860
ServisFirst Bancshares, Inc.	29,689	1,970,162

		35,220,292

HEALTH CARE (21.4%)
ACADIA Pharmaceuticals, Inc.*	62,431	1,154,349
Addus HomeCare Corp.*	54,155	5,596,378
Alkermes PLC*	78,274	2,118,877
Amicus Therapeutics, Inc.*	187,903	2,213,497
AMN Healthcare Svcs., Inc.*	41,287	2,580,850
Amphastar Pharmaceuticals, Inc.*	85,105	3,736,961
Apellis Pharmaceuticals, Inc.*	26,725	1,570,896
Axsome Therapeutics, Inc.*	38,813	3,097,277
Blueprint Medicines Corp.*	31,568	2,994,541
Collegium Pharmaceutical, Inc.*	81,304	3,156,221
CONMED Corp.	26,251	2,102,180

MoA FUNDS - SMALL CAP GROWTH FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Corcept Therapeutics, Inc.*	111,462	2,807,728
Fortrea Hldgs., Inc.*	55,917	2,244,508
Halozyme Therapeutics, Inc.*	57,490	2,338,693
HealthEquity, Inc.*	42,547	3,473,112
Immunocore Hldgs. PLC ADR*	12,185	792,025
Inmode Ltd.*	67,005	1,447,978
Insmed, Inc.*	66,350	1,800,076
Intra-Cellular Therapies, Inc.*	43,317	2,997,536
iRhythm Technologies, Inc.*	20,304	2,355,264
Krystal Biotech, Inc.*	18,533	3,297,577
Lantheus Hldgs., Inc.*	40,943	2,548,292
LeMaitre Vascular, Inc.	29,674	1,969,167
Madrigal Pharmaceuticals, Inc.*	11,033	2,946,252
Neogen Corp.*	152,012	2,398,749
Omnicell, Inc.*	29,223	854,188
Option Care Health, Inc.*	72,092	2,417,966
OrthoPediatrics Corp.*	35,437	1,033,343
Roivant Sciences Ltd.*	129,742	1,367,481
Shockwave Medical, Inc.*	4,859	1,582,236
Simulations Plus, Inc.	67,363	2,771,987
SpringWorks Therapeutics, Inc.*	38,536	1,896,742
Supernus Pharmaceuticals, Inc.*	88,517	3,019,315
Tactile Systems Technology, Inc.*	114,931	1,867,629
Tenet Healthcare Corp.*	29,522	3,103,057
Vaxcyte, Inc.*	41,678	2,847,024
Vericel Corp.*	46,233	2,405,041
Xencor, Inc.*	76,496	1,692,857

		90,597,850

INDUSTRIALS (20.2%)
Atkore, Inc.	17,854	3,398,687
Bloom Energy Corp. Cl A*	225,281	2,532,158
Casella Waste Systems, Inc. Cl A*	44,992	4,448,359
Chart Industries, Inc.*	34,958	5,758,282
EMCOR Group, Inc.	10,686	3,742,237
ESCO Technologies, Inc.	66,976	7,169,781
ExlService Hldgs., Inc.*	76,574	2,435,053
Federal Signal Corp.	112,204	9,522,754
Franklin Electric Co., Inc.	44,030	4,702,844
Huron Consulting Group, Inc.*	47,468	4,586,358
ICF International, Inc.	31,542	4,751,172
Janus International Group, Inc.*	289,707	4,383,267
Korn Ferry	40,056	2,634,083
Masonite International Corp.*	32,179	4,229,930
Mercury Systems, Inc.*	58,117	1,714,452
Montrose Environmental Group, Inc.*	80,296	3,145,194
Saia, Inc.*	7,798	4,561,830
Sterling Infrastructure, Inc.*	36,411	4,016,497
UFP Industries, Inc.	50,090	6,161,571
Vicor Corp.*	35,935	1,374,154

		85,268,663

MoA FUNDS - SMALL CAP GROWTH FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

INFORMATION TECHNOLOGY (23.9%)
Advanced Energy Industries, Inc.	21,789	2,222,042
Altair Engineering, Inc. Cl A*	31,879	2,746,376
Asana, Inc. Cl A*	57,887	896,670
Axcelis Technologies, Inc.*	15,550	1,734,136
Blackline, Inc.*	25,473	1,645,046
C3.ai, Inc. Cl A*	83,515	2,260,751
Couchbase, Inc.*	69,824	1,837,069
Credo Technology Group Hldg. Ltd.*	114,005	2,415,766
CyberArk Software Ltd.*	14,999	3,984,184
Fabrinet*	22,530	4,258,621
Five9, Inc.*	59,484	3,694,551
Grid Dynamics Hldgs., Inc.*	180,524	2,218,640
Harmonic, Inc.*	208,653	2,804,296
indie Semiconductor, Inc. Cl A*	394,972	2,796,402
Marathon Digital Hldgs., Inc.*	49,836	1,125,297
MicroStrategy, Inc. Cl A*	2,884	4,915,951
Model N, Inc.*	50,925	1,449,835
Novanta, Inc.*	21,471	3,752,487
Onto Innovation, Inc.*	25,970	4,702,648
PDF Solutions, Inc.*	91,740	3,088,886
Perficient, Inc.*	42,669	2,401,838
Q2 Hldgs., Inc.*	41,945	2,204,629
Qualys, Inc.*	11,422	1,905,989
Rambus, Inc.*	48,139	2,975,472
Rapid7, Inc.*	77,563	3,803,689
SEMrush Hldgs., Inc. Cl A*	73,731	977,673
Silicon Laboratories, Inc.*	12,662	1,819,783
Super Micro Computer, Inc.*	16,585	16,751,347
Tenable Hldgs., Inc.*	71,498	3,534,146
Varonis Systems, Inc. Cl B*	83,508	3,939,072
Viasat, Inc.*	56,019	1,013,384
Workiva, Inc. Cl A*	22,046	1,869,501
Zuora, Inc. Cl A*	378,391	3,450,926

		101,197,103

MATERIALS (3.8%)
Arcadium Lithium PLC*	164,095	707,249
ATI, Inc.*	106,457	5,447,405
HB Fuller Co.	36,455	2,906,922
Orion S.A.	119,828	2,818,354
Quaker Chemical Corp.	20,547	4,217,272

		16,097,202

REAL ESTATE (1.7%)
EastGroup Properties, Inc.	8,379	1,506,293
Phillips Edison & Co., Inc.	48,025	1,722,657
Ryman Hospitality Properties, Inc.	23,274	2,690,707
UMH Properties, Inc.	77,532	1,259,119

		7,178,776

UTILITIES (1.1%)
Chesapeake Utilities Corp.	43,356	4,652,099

TOTAL COMMON STOCKS
(Cost: $347,679,094)		418,853,779

MoA FUNDS - SMALL CAP GROWTH FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.9%):
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	5.30	05/07/24	1,000,000	994,738
U.S. Treasury Bill	A-1+	5.31	05/02/24	1,600,000	1,592,728
U.S. Treasury Bill	A-1+	5.33	04/23/24	1,000,000	996,770

					3,584,236

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,584,236)					3,584,236

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
JP Morgan Chase, New York Time Deposit		4.58	03/29/24	901,624	901,624

TOTAL TEMPORARY CASH INVESTMENT (Cost: $901,624)					901,624

TOTAL INVESTMENTS (Cost: $352,164,954) 100.1%					423,339,639

OTHER NET ASSETS -0.1%					(283,497)

NET ASSETS 100.0%					$423,056,142

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*Non-income producing security.

**Ratings as per Standard & Poor’s Corporation.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.2%):
COMMUNICATION SERVICES (2.6%)
AMC Networks, Inc. Cl A*	5,250	63,682
ATN International, Inc.	1,777	55,984
Cargurus, Inc. Cl A*	14,761	340,684
Cars.com, Inc.*	10,611	182,297
Cinemark Hldgs., Inc.*	18,275	328,402
Cogent Communications Hldgs., Inc.	7,242	473,120
Consolidated Communications Hldgs., Inc.*	12,811	55,343
EchoStar Corp. Cl A*	20,752	295,716
EW Scripps Co. Cl A*	10,143	39,862
Gogo, Inc.*	10,654	93,542
John Wiley & Sons, Inc. Cl A	7,267	277,091
Lumen Technologies, Inc.*	173,806	271,137
Madison Square Garden Sports Corp. Cl A*	2,877	530,864
Marcus Corp.	4,241	60,477
QuinStreet, Inc.*	8,984	158,657
Scholastic Corp.	4,522	170,525
Shenandoah Telecommunications Co.	8,660	150,424
Shutterstock, Inc.	4,123	188,875
TechTarget, Inc.*	4,455	147,371
Telephone & Data Systems, Inc.	16,983	272,068
Thryv Hldgs., Inc.*	5,332	118,530
TripAdvisor, Inc.*	18,626	517,617
Yelp, Inc. Cl A*	11,797	464,802

		5,257,070

CONSUMER DISCRETIONARY (14.7%)
Abercrombie & Fitch Co. Cl A*	8,684	1,088,366
Academy Sports & Outdoors, Inc.	12,775	862,824
Adtalem Global Education, Inc.*	6,752	347,053
Advance Auto Parts, Inc.	10,183	866,471
American Axle & Manufacturing Hldgs., Inc.*	20,167	148,429
American Eagle Outfitters, Inc.	31,989	824,996
Asbury Automotive Group, Inc.*	3,545	835,840
BJ’s Restaurants, Inc.*	4,004	144,865
Bloomin’ Brands, Inc.	14,956	428,938
Boot Barn Hldgs., Inc.*	5,221	496,778
Brinker International, Inc.*	7,620	378,562
Buckle, Inc.	5,033	202,679
Caleres, Inc.	5,750	235,923
Cavco Industries, Inc.*	1,338	533,942
Century Communities, Inc.	4,872	470,148
Cheesecake Factory, Inc.	8,048	290,935
Chuy’s Hldgs., Inc.*	2,990	100,853
Cracker Barrel Old Country Store, Inc.	3,822	277,974
Dana, Inc.	22,131	281,064
Dave & Buster’s Entertainment, Inc.*	5,539	346,741
Designer Brands, Inc. Cl A	7,363	80,478
Dine Brands Global, Inc.	2,661	123,683
Dorman Products, Inc.*	4,883	470,672
Ethan Allen Interiors, Inc.	3,939	136,171
Foot Locker, Inc.	14,113	402,221
Frontdoor, Inc.*	13,717	446,900
Gentherm, Inc.*	5,650	325,327
G-III Apparel Group Ltd.*	7,012	203,418

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Golden Entertainment, Inc.	3,698	136,197
Green Brick Partners, Inc.*	4,378	263,687
Group 1 Automotive, Inc.	2,288	668,622
Guess?, Inc.	4,719	148,507
Hanesbrands, Inc.*	60,303	349,757
Haverty Furniture Cos., Inc.	2,298	78,408
Hibbett, Inc.	2,028	155,771
Installed Building Products, Inc.	4,039	1,045,010
Jack in the Box, Inc.	3,370	230,778
Kohl’s Corp.	19,073	555,978
Kontoor Brands, Inc.	8,614	518,994
La-Z-Boy, Inc.	7,370	277,259
LCI Industries	4,363	536,911
Leslie’s, Inc.*	31,787	206,616
LGI Homes, Inc.*	3,532	411,019
M/I Homes, Inc.*	4,798	653,919
MarineMax, Inc.*	3,495	116,244
MDC Hldgs., Inc.	10,290	647,344
Meritage Homes Corp.	6,280	1,101,889
Mister Car Wash, Inc.*	15,691	121,605
Monarch Casino & Resort, Inc.	2,300	172,477
Monro, Inc.	5,152	162,494
Movado Group, Inc.	2,687	75,048
National Vision Hldgs., Inc.*	13,480	298,717
Newell Brands, Inc.	65,647	527,145
ODP Corp.*	5,731	304,030
Oxford Industries, Inc.	2,531	284,484
Papa John’s International, Inc.	5,643	375,824
Patrick Industries, Inc.	3,585	428,300
Perdoceo Education Corp.	11,317	198,727
Phinia, Inc.	8,043	309,093
Sabre Corp.*	65,375	158,208
Sally Beauty Hldgs., Inc.*	18,069	224,417
Shake Shack, Inc. Cl A*	6,460	672,034
Shoe Carnival, Inc.	3,085	113,034
Signet Jewelers Ltd.	7,635	764,034
Six Flags Entertainment Corp.*	12,464	328,052
Sonic Automotive, Inc. Cl A	2,561	145,823
Sonos, Inc.*	21,335	406,645
Standard Motor Products, Inc.	3,220	108,031
Steven Madden Ltd.	12,082	510,827
Strategic Education, Inc.	3,748	390,242
Stride, Inc.*	6,857	432,334
Sturm Ruger & Co., Inc.	3,054	140,942
Topgolf Callaway Brands Corp.*	24,477	395,793
Tri Pointe Homes, Inc.*	16,720	646,395
Upbound Group, Inc.	7,670	270,061
Urban Outfitters, Inc.*	9,751	423,388
Victoria’s Secret & Co.*	13,340	258,529
Vista Outdoor, Inc.*	10,018	328,390
Winnebago Industries, Inc.	5,037	372,738
Wolverine World Wide, Inc.	13,702	153,599
Worthington Enterprises, Inc.	5,254	326,956
XPEL, Inc.*	3,665	197,983

		30,481,560

CONSUMER STAPLES (3.4%)

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Andersons, Inc.	5,425	311,232
B&G Foods, Inc.	13,545	154,955
Calavo Growers, Inc.	3,067	85,293
Cal-Maine Foods, Inc.	7,003	412,127
Central Garden & Pet Co.*	1,642	70,327
Central Garden & Pet Co. Cl A*	9,303	343,467
Chefs’ Warehouse, Inc.*	6,082	229,048
Edgewell Personal Care Co.	8,603	332,420
Energizer Hldgs., Inc.	11,501	338,589
Fresh Del Monte Produce, Inc.	5,804	150,382
Hain Celestial Group, Inc.*	15,476	121,641
Inter Parfums, Inc.	3,086	433,614
J&J Snack Foods Corp.	2,671	386,120
John B Sanfilippo & Son, Inc.	1,551	164,282
Medifast, Inc.	1,857	71,160
MGP Ingredients, Inc.	2,693	231,948
National Beverage Corp.*	4,023	190,932
Nu Skin Enterprises, Inc. Cl A	8,512	117,721
PriceSmart, Inc.	4,315	362,460
Simply Good Foods Co.*	15,648	532,501
SpartanNash Co.	5,965	120,553
Tootsie Roll Industries, Inc.*	3,066	98,204
TreeHouse Foods, Inc.*	8,670	337,697
United Natural Foods, Inc.*	10,235	117,600
Universal Corp.	4,234	218,982
USANA Health Sciences, Inc.*	1,912	92,732
Vector Group Ltd.	22,834	250,261
WD-40 Co.	2,337	591,985
WK Kellogg Co.	11,359	213,549

		7,081,782

ENERGY (4.8%)
Archrock, Inc.	23,659	465,373
Bristow Group, Inc.*	4,137	112,526
California Resources Corp.	11,113	612,326
Comstock Resources, Inc.	15,829	146,893
CONSOL Energy, Inc.	4,590	384,458
Core Laboratories, Inc.	8,050	137,494
CVR Energy, Inc.	5,023	179,120
Dorian LPG Ltd.	5,875	225,953
Dril-Quip, Inc.*	5,889	132,679
Green Plains, Inc.*	11,071	255,962
Helix Energy Solutions Group, Inc.*	24,406	264,561
Helmerich & Payne, Inc.	17,026	716,114
Liberty Energy, Inc. Cl A	26,131	541,434
Magnolia Oil & Gas Corp. Cl A	31,908	828,013
Nabors Industries Ltd.*	1,533	132,037
Northern Oil & Gas, Inc.	15,725	623,968
Oceaneering International, Inc.*	17,353	406,060
Par Pacific Hldgs., Inc.*	9,589	355,368
Patterson-UTI Energy, Inc.	55,353	660,915
Peabody Energy Corp.	18,972	460,261
ProPetro Hldg. Corp.*	14,624	118,162
REX American Resources Corp.*	2,624	154,055
RPC, Inc.	14,657	113,445
SM Energy Co.	19,932	993,610
Talos Energy, Inc.*	23,221	323,469
US Silica Hldgs., Inc.*	13,292	164,954

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Vital Energy, Inc.*	4,273	224,503
World Kinect Corp.	10,372	274,339

		10,008,052

FINANCIALS (19.3%)
Ambac Financial Group, Inc.*	7,786	121,695
American Equity Investment Life Hldg. Co.*	10,755	604,646
Ameris Bancorp	11,147	539,292
AMERISAFE, Inc.	3,303	165,712
Apollo Commercial Real Estate Finance, Inc.	22,522	250,895
Arbor Realty Trust, Inc.	32,474	430,281
ARMOUR Residential REIT, Inc.	8,441	166,879
Artisan Partners Asset Management, Inc. Cl A	11,818	540,910
Assured Guaranty Ltd.	9,365	817,096
Atlantic Union Bankshares Corp.	12,925	456,382
Axos Financial, Inc.*	8,724	471,445
B Riley Financial, Inc.	2,846	60,250
Banc of California, Inc.	23,876	363,154
BancFirst Corp.	2,497	219,811
Bancorp, Inc.*	9,244	309,304
Bank of Hawaii Corp.	6,849	427,309
BankUnited, Inc.	12,813	358,764
Banner Corp.	5,918	284,064
Berkshire Hills Bancorp, Inc.	7,357	168,622
BGC Group, Inc. Cl A	66,633	517,738
Blackstone Mortgage Trust, Inc. Cl A	29,683	590,989
Bread Financial Hldgs., Inc.	8,499	316,503
Brightsphere Investment Group, Inc.	5,578	127,402
Brookline Bancorp, Inc.	15,310	152,488
Capitol Federal Financial, Inc.	21,412	127,616
Cathay General Bancorp	12,516	473,480
Central Pacific Financial Corp.	4,659	92,015
City Hldg. Co.	2,550	265,761
Community Bank System, Inc.	9,187	441,252
Customers Bancorp, Inc.*	4,875	258,668
CVB Financial Corp.	22,806	406,859
Dime Community Bancshares, Inc.	6,020	115,945
Donnelley Financial Solutions, Inc.*	4,263	264,349
Eagle Bancorp, Inc.	5,156	121,114
Ellington Financial, Inc.	13,657	161,289
Employers Hldgs., Inc.	4,432	201,168
Encore Capital Group, Inc.*	4,054	184,903
Enova International, Inc.*	5,012	314,904
EVERTEC, Inc.	11,135	444,287
EZCORP, Inc. Cl A*	8,990	101,857
FB Financial Corp.	6,053	227,956
First BanCorp.	29,012	508,870
First Bancorp/Southern Pines NC	7,083	255,838
First Commonwealth Financial Corp.	17,538	244,129
First Financial Bancorp	16,391	367,486
First Hawaiian, Inc.	21,986	482,813
Franklin BSP Realty Trust, Inc.	14,139	188,897
Fulton Financial Corp.	28,219	448,400
Genworth Financial, Inc. Cl A*	77,696	499,585
Goosehead Insurance, Inc. Cl A*	4,213	280,670
Green Dot Corp. Cl A*	7,771	72,503
Hanmi Financial Corp.	5,205	82,864
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,152	543,917

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

HCI Group, Inc.	1,174	136,278
Heritage Financial Corp.	6,014	116,611
Hilltop Hldgs., Inc.	7,970	249,620
Hope Bancorp, Inc.	20,695	238,199
Horace Mann Educators Corp.	7,036	260,262
Independent Bank Corp.	7,386	384,220
Independent Bank Group, Inc.	6,188	282,482
iShares Core S&P Small-Cap ETF	29,073	3,213,148
Jackson Financial, Inc. Cl A	12,190	806,247
KKR Real Estate Finance Trust, Inc.	10,031	100,912
Lakeland Financial Corp.	4,382	290,614
Lincoln National Corp.	29,229	933,282
Mercury General Corp.	4,579	236,276
Moelis & Co. Cl A	11,485	652,003
Mr Cooper Group, Inc.*	11,129	867,506
National Bank Hldgs. Corp. Cl A	6,510	234,816
Navient Corp.	14,141	246,053
NBT Bancorp, Inc.	8,112	297,548
NCR Atleos Corp.*	11,527	227,658
New York Mortgage Trust, Inc.	15,623	112,486
NMI Hldgs., Inc. Cl A*	13,969	451,757
Northfield Bancorp, Inc.	6,750	65,610
Northwest Bancshares, Inc.	21,898	255,112
OFG Bancorp	8,109	298,492
Pacific Premier Bancorp, Inc.	16,521	396,504
Palomar Hldgs., Inc.*	4,261	357,200
Park National Corp.	2,471	335,685
Pathward Financial, Inc.	4,392	221,708
Payoneer Global, Inc.*	44,878	218,107
PennyMac Mortgage Investment Trust	14,923	219,070
Piper Sandler Cos.	2,619	519,845
PJT Partners, Inc. Cl A	3,842	362,147
PRA Group, Inc.*	6,761	176,327
Preferred Bank	2,159	165,746
ProAssurance Corp.*	8,781	112,924
PROG Hldgs., Inc.	7,705	265,360
Provident Financial Svcs., Inc.	13,014	189,614
Radian Group, Inc.	26,389	883,240
Ready Capital Corp.	27,281	249,076
Redwood Trust, Inc.	22,653	144,300
Renasant Corp.	9,672	302,927
S&T Bancorp, Inc.	6,587	211,311
Safety Insurance Group, Inc.	2,549	209,502
Seacoast Banking Corp. of Florida	14,528	368,866
ServisFirst Bancshares, Inc.	8,440	560,078
Simmons First National Corp. Cl A	21,566	419,674
SiriusPoint Ltd.*	15,590	198,149
Southside Bancshares, Inc.	4,951	144,718
Stellar Bancorp, Inc.	8,079	196,804
Stewart Information Svcs. Corp.	4,716	306,823
StoneX Group, Inc.*	4,675	328,466
Tompkins Financial Corp.	2,160	108,626
Triumph Financial, Inc.*	3,714	294,594
Trupanion, Inc.*	6,156	169,967
TrustCo Bank Corp.	3,278	92,308
Trustmark Corp.	10,521	295,745
Two Harbors Investment Corp.	17,779	235,394

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

United Community Banks, Inc.	20,497	539,481
United Fire Group, Inc.	3,657	79,613
Veritex Hldgs., Inc.	9,361	191,807
Virtus Investment Partners, Inc.	1,164	288,649
WaFd, Inc.	11,703	339,738
Walker & Dunlop, Inc.	5,763	582,409
Westamerica BanCorp	4,595	224,604
WisdomTree, Inc.	19,023	174,821
World Acceptance Corp.*	579	83,943
WSFS Financial Corp.	10,430	470,810

		39,834,898

HEALTH CARE (10.0%)
AdaptHealth Corp. Cl A*	14,098	162,268
Addus HomeCare Corp.*	2,758	285,012
Agiliti, Inc.*	6,040	61,125
Alkermes PLC*	28,750	778,263
AMN Healthcare Svcs., Inc.*	6,511	407,003
Amphastar Pharmaceuticals, Inc.*	6,438	282,693
ANI Pharmaceuticals, Inc.*	2,598	179,600
Arcus Biosciences, Inc.*	9,313	175,829
Artivion, Inc.*	6,719	142,174
Astrana Health, Inc.*	7,254	304,595
Avanos Medical, Inc.*	7,998	159,240
BioLife Solutions, Inc.*	6,130	113,712
Catalyst Pharmaceuticals, Inc.*	19,241	306,702
Certara, Inc.*	18,450	329,886
Collegium Pharmaceutical, Inc.*	5,618	218,091
CONMED Corp.	5,298	424,264
Corcept Therapeutics, Inc.*	15,628	393,669
CorVel Corp.*	1,561	410,481
Cross Country Healthcare, Inc.*	5,693	106,573
Cytek Biosciences, Inc.*	17,047	114,385
Dynavax Technologies Corp.*	22,269	276,358
Embecta Corp.	9,920	131,638
Enhabit, Inc.*	8,637	100,621
Ensign Group, Inc.	9,684	1,204,883
Fortrea Hldgs., Inc.*	15,298	614,062
Fulgent Genetics, Inc.*	3,472	75,342
Glaukos Corp.*	8,407	792,696
Harmony Biosciences Hldgs., Inc.*	5,651	189,761
HealthStream, Inc.	4,122	109,893
ICU Medical, Inc.*	3,494	374,976
Inari Medical, Inc.*	7,879	378,034
Innoviva, Inc.*	9,716	148,072
Integer Hldgs. Corp.*	5,742	669,977
Ironwood Pharmaceuticals, Inc. Cl A*	23,670	206,166
LeMaitre Vascular, Inc.	3,414	226,553
Ligand Pharmaceuticals, Inc.*	2,824	206,434
Merit Medical Systems, Inc.*	9,949	753,637
Mesa Laboratories, Inc.	883	96,892
ModivCare, Inc.*	2,127	49,878
Myriad Genetics, Inc.*	15,253	325,194
National HealthCare Corp.	2,324	219,641
NeoGenomics, Inc.*	21,959	345,195
OmniAb, Inc. Cl CR3*	1,207	0	†
OmniAb, Inc. Cl CR4*	1,207	0	†
Omnicell, Inc.*	7,834	228,988

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

OraSure Technologies, Inc.*	12,660	77,859
Organon & Co.	44,034	827,839
Owens & Minor, Inc.*	13,180	365,218
Pacira BioSciences, Inc.*	8,000	233,760
Patterson Cos., Inc.	14,208	392,851
Pediatrix Medical Group, Inc.*	14,270	143,128
Phibro Animal Health Corp. Cl A	3,504	45,307
Premier, Inc. Cl A	20,642	456,188
Prestige Consumer Healthcare, Inc.*	8,554	620,678
Privia Health Group, Inc.*	17,696	346,665
RadNet, Inc.*	11,232	546,549
REGENXBIO, Inc.*	6,973	146,921
Schrodinger, Inc.*	9,423	254,421
Select Medical Hldgs. Corp.	18,112	546,077
Simulations Plus, Inc.	2,752	113,245
STAAR Surgical Co.*	8,408	321,858
Supernus Pharmaceuticals, Inc.*	9,412	321,043
Tandem Diabetes Care, Inc.*	11,234	397,796
UFP Technologies, Inc.*	1,211	305,414
US Physical Therapy, Inc.	2,582	291,430
Varex Imaging Corp.*	6,995	126,610
Vericel Corp.*	8,222	427,708
Vir Biotechnology, Inc.*	14,832	150,248
Xencor, Inc.*	10,488	232,099

		20,771,368

INDUSTRIALS (18.0%)
3D Systems Corp.*	22,988	102,067
AAON, Inc.	11,617	1,023,458
AAR Corp.*	5,717	342,277
ABM Industries, Inc.	10,830	483,235
AeroVironment, Inc.*	4,821	738,963
Air Lease Corp. Cl A	17,788	915,015
Alamo Group, Inc.	1,780	406,427
Alaska Air Group, Inc.*	21,722	933,829
Albany International Corp. Cl A	5,375	502,616
Allegiant Travel Co.	2,469	185,694
American Woodmark Corp.*	2,761	280,683
Apogee Enterprises, Inc.	3,805	225,256
ArcBest Corp.	4,077	580,973
Arcosa, Inc.	8,401	721,310
Armstrong World Industries, Inc.	7,611	945,438
Astec Industries, Inc.	3,918	171,256
AZZ, Inc.	4,321	334,057
Barnes Group, Inc.	8,730	324,320
Boise Cascade Co.	6,821	1,046,137
Brady Corp. Cl A	7,717	457,464
CoreCivic, Inc.*	19,572	305,519
CSG Systems International, Inc.	4,871	251,051
Deluxe Corp.	7,529	155,022
DNOW, Inc.*	18,318	278,434
DXP Enterprises, Inc.*	2,286	122,827
Dycom Industries, Inc.*	5,055	725,544
Encore Wire Corp.	2,718	714,236
Enerpac Tool Group Corp. Cl A	9,325	332,530
Enpro, Inc.	3,602	607,910
Enviri Corp.*	13,754	125,849
ESCO Technologies, Inc.	4,445	475,837

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Federal Signal Corp.	10,497	890,880
Forward Air Corp.	5,305	165,039
Franklin Electric Co., Inc.	6,835	730,046
GEO Group, Inc.*	21,028	296,915
Gibraltar Industries, Inc.*	5,244	422,299
GMS, Inc.*	6,860	667,752
Granite Construction, Inc.	7,569	432,417
Greenbrier Cos., Inc.	5,357	279,100
Griffon Corp.	6,583	482,797
Hayward Hldgs., Inc.*	21,721	332,549
Healthcare Svcs. Group, Inc.*	12,723	158,783
Heartland Express, Inc.	7,898	94,302
Heidrick & Struggles International, Inc.	3,467	116,699
Hillenbrand, Inc.	12,086	607,805
HNI Corp.	8,025	362,168
Hub Group, Inc. Cl A	10,748	464,529
Insteel Industries, Inc.	3,351	128,075
Interface, Inc. Cl A	10,011	168,385
JetBlue Airways Corp.*	57,417	426,034
John Bean Technologies Corp.	5,485	575,322
Kaman Corp.	4,877	223,708
Kelly Svcs., Inc. Cl A	5,505	137,845
Kennametal, Inc.	13,657	340,606
Korn Ferry	9,052	595,260
Lindsay Corp.	1,901	223,672
Liquidity Svcs., Inc.*	3,864	71,870
Marten Transport Ltd.	9,946	183,802
Masterbrand, Inc.*	21,838	409,244
Matson, Inc.	6,019	676,536
Matthews International Corp. Cl A	5,286	164,289
Mercury Systems, Inc.*	9,000	265,500
MillerKnoll, Inc.	12,545	310,614
Moog, Inc. Cl A	4,954	790,906
Mueller Industries, Inc.	19,558	1,054,763
MYR Group, Inc.*	2,879	508,863
National Presto Industries, Inc.	903	75,671
NV5 Global, Inc.*	2,191	214,740
OPENLANE, Inc.*	18,609	321,936
Pitney Bowes, Inc.	26,428	114,433
Powell Industries, Inc.	1,588	225,972
Proto Labs, Inc.*	4,443	158,837
Quanex Building Products Corp.	5,703	219,166
Resideo Technologies, Inc.*	25,167	564,244
Resources Connection, Inc.	5,484	72,169
Rush Enterprises, Inc. Cl A	10,612	567,954
RXO, Inc.*	20,161	440,921
SkyWest, Inc.*	7,054	487,290
SPX Technologies, Inc.*	7,864	968,294
Standex International Corp.	2,046	372,822
Sun Country Airlines Hldgs., Inc.*	6,715	101,329
SunPower Corp. Cl A*	14,803	44,409
Sunrun, Inc.*	32,251	425,068
Tennant Co.	3,219	391,463
Titan International, Inc.*	8,743	108,938
Trinity Industries, Inc.	14,105	392,824
Triumph Group, Inc.*	13,242	199,160

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

TTEC Hldgs., Inc.	3,268	33,889
UniFirst Corp.	2,604	451,612
Verra Mobility Corp. Cl A*	28,652	715,440
Vestis Corp.	22,645	436,369
Viad Corp.*	3,604	142,322
Vicor Corp.*	3,888	148,677
Wabash National Corp.	7,820	234,131

		37,204,688

INFORMATION TECHNOLOGY (12.1%)
A10 Networks, Inc.	12,042	164,855
ACI Worldwide, Inc.*	18,730	622,023
Adeia, Inc.	18,463	201,616
ADTRAN Hldgs., Inc.	12,202	66,379
Advanced Energy Industries, Inc.	6,423	655,017
Agilysys, Inc.*	3,476	292,888
Alarm.com Hldgs., Inc.*	8,612	624,112
Alpha & Omega Semiconductor Ltd.*	3,945	86,948
Arlo Technologies, Inc.*	16,302	206,220
Axcelis Technologies, Inc.*	5,631	627,969
Badger Meter, Inc.	5,056	818,111
Benchmark Electronics, Inc.	6,148	184,501
Blackline, Inc.*	8,760	565,721
Box, Inc. Cl A*	24,736	700,523
Calix, Inc.*	10,098	334,850
Cerence, Inc.*	7,179	113,069
CEVA, Inc.*	4,059	92,180
Cohu, Inc.*	8,184	272,773
Corsair Gaming, Inc.*	7,451	91,945
CTS Corp.	5,368	251,169
Digi International, Inc.*	6,247	199,467
Diodes, Inc.*	7,915	558,007
DoubleVerify Hldgs., Inc.*	24,013	844,297
DXC Technology Co.*	31,504	668,200
Envestnet, Inc.*	8,569	496,231
ePlus, Inc.*	4,591	360,577
Extreme Networks, Inc.*	22,177	255,923
Fabrinet*	6,255	1,182,320
FormFactor, Inc.*	13,411	611,944
Harmonic, Inc.*	19,365	260,266
Ichor Hldgs. Ltd.*	5,071	195,842
Insight Enterprises, Inc.*	4,771	885,116
InterDigital, Inc.	4,428	471,405
Itron, Inc.*	7,838	725,172
Knowles Corp.*	15,349	247,119
Kulicke & Soffa Industries, Inc.	9,707	488,359
LiveRamp Hldgs., Inc.*	11,402	393,369
MaxLinear, Inc. Cl A*	12,930	241,403
Methode Electronics, Inc.	6,133	74,700
N-able, Inc.*	11,976	156,526
NCR Voyix Corp.*	23,109	291,867
NetScout Systems, Inc.*	12,238	267,278
OSI Systems, Inc.*	2,702	385,900
PC Connection, Inc.	1,947	128,366
PDF Solutions, Inc.*	5,274	177,576
Perficient, Inc.*	5,991	337,233
Photronics, Inc.*	10,786	305,459

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Plexus Corp.*	4,757	451,059
Progress Software Corp.	7,560	403,024
Rogers Corp.*	2,887	342,658
Sanmina Corp.*	9,609	597,488
ScanSource, Inc.*	4,337	191,001
Semtech Corp.*	11,075	304,452
SiTime Corp.*	3,011	280,715
SMART Global Hldgs., Inc.*	8,929	235,011
SolarEdge Technologies, Inc.*	9,787	694,681
Sprinklr, Inc. Cl A*	20,371	249,952
SPS Commerce, Inc.*	6,323	1,169,123
TTM Technologies, Inc.*	17,614	275,659
Ultra Clean Hldgs., Inc.*	7,724	354,841
Veeco Instruments, Inc.*	9,707	341,395
Viasat, Inc.*	12,954	234,338
Viavi Solutions, Inc.*	38,342	348,529
Xerox Hldgs. Corp.	19,480	348,692
Xperi, Inc.*	7,488	90,305

		25,095,714

MATERIALS (5.9%)
AdvanSix, Inc.	4,644	132,818
Alpha Metallurgical Resources, Inc.	2,037	674,593
Arch Resources, Inc.	3,164	508,740
ATI, Inc.*	21,979	1,124,665
Balchem Corp.	5,555	860,747
Carpenter Technology Corp.	8,513	607,998
Century Aluminum Co.*	8,915	137,202
Clearwater Paper Corp.*	2,854	124,805
Compass Minerals International, Inc.	5,836	91,859
Hawkins, Inc.	3,284	252,211
Haynes International, Inc.	2,181	131,122
HB Fuller Co.	9,339	744,692
Ingevity Corp.*	5,805	276,899
Innospec, Inc.	4,284	552,379
Kaiser Aluminum Corp.	2,739	244,757
Koppers Hldgs., Inc.	3,588	197,950
Materion Corp.	3,557	468,635
Mativ Hldgs., Inc.	9,338	175,088
Mercer International, Inc.*	7,558	75,202
Metallus, Inc.*	6,617	147,228
Minerals Technologies, Inc.	5,607	422,095
Myers Industries, Inc.	6,347	147,060
O-I Glass, Inc.*	26,656	442,223
Olympic Steel, Inc.	1,688	119,645
Quaker Chemical Corp.	2,386	489,727
Sealed Air Corp.	24,883	925,648
Sensient Technologies Corp.	7,279	503,634
Stepan Co.	3,661	329,636
SunCoke Energy, Inc.	14,429	162,615
Sylvamo Corp.	6,085	375,688
Warrior Met Coal, Inc.	8,962	543,993
Worthington Steel, Inc.	5,249	188,177

		12,179,731

REAL ESTATE (7.4%)
Acadia Realty Trust	17,619	299,699

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Alexander & Baldwin, Inc.	12,496	205,809
American Assets Trust, Inc.	8,393	183,891
Anywhere Real Estate, Inc.*	19,035	117,636
Apple Hospitality REIT, Inc.	36,658	600,458
Armada Hoffler Properties, Inc.	11,612	120,765
Brandywine Realty Trust	29,648	142,310
CareTrust REIT, Inc.	22,482	547,886
Centerspace	2,594	148,221
Chatham Lodging Trust	8,417	85,096
Community Healthcare Trust, Inc.	4,176	110,873
Cushman & Wakefield PLC*	28,971	303,037
DiamondRock Hospitality Co.	36,113	347,046
Douglas Emmett, Inc.	28,725	398,416
Easterly Government Properties, Inc. Cl A	16,401	188,776
Elme Communities	15,132	210,637
Essential Properties Realty Trust, Inc.	26,879	716,594
eXp World Hldgs., Inc.	13,248	136,852
Four Corners Property Trust, Inc.	15,602	381,781
Getty Realty Corp.	8,458	231,326
Global Net Lease, Inc.	33,646	261,429
Highwoods Properties, Inc.	18,211	476,764
Hudson Pacific Properties, Inc.	21,823	140,758
Innovative Industrial Properties, Inc. Cl A	4,831	500,202
JBG SMITH Properties	15,003	240,798
Kennedy-Wilson Hldgs., Inc.	20,412	175,135
LTC Properties, Inc.	7,135	231,959
LXP Industrial Trust	50,413	454,725
Macerich Co.	37,207	641,077
Marcus & Millichap, Inc.	4,099	140,063
Medical Properties Trust, Inc.	103,191	484,998
NexPoint Residential Trust, Inc.	3,937	126,732
Outfront Media, Inc.	25,022	420,119
Pebblebrook Hotel Trust	20,760	319,912
Phillips Edison & Co., Inc.	21,021	754,023
Retail Opportunity Investments Corp.	21,707	278,284
Safehold, Inc.	7,713	158,888
Saul Centers, Inc.	2,228	85,756
Service Properties Trust	28,558	193,623
SITE Centers Corp.	31,012	454,326
SL Green Realty Corp.	11,151	614,755
St Joe Co.	6,135	355,646
Summit Hotel Properties, Inc.	18,533	120,650
Sunstone Hotel Investors, Inc.	35,393	394,278
Tanger, Inc.	18,550	547,781
Uniti Group, Inc.	41,117	242,590
Universal Health Realty Income Trust	2,191	80,432
Urban Edge Properties	20,267	350,011
Veris Residential, Inc.	13,814	210,111
Whitestone REIT Cl B	8,116	101,856
Xenia Hotels & Resorts, Inc.	18,124	272,041

		15,306,831

UTILITIES (2.0%)

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

American States Water Co.	6,371	460,241
Avista Corp.	13,329	466,781
California Water Svc. Group	9,943	462,151
Chesapeake Utilities Corp.	3,830	410,959
Clearway Energy, Inc. Cl A	5,964	128,286
Clearway Energy, Inc. Cl C	14,194	327,172
MGE Energy, Inc.	6,229	490,347
Middlesex Water Co.	3,068	161,070
Northwest Natural Hldg. Co.	6,336	235,826
Otter Tail Corp.	7,186	620,870
SJW Group	5,007	283,346
Unitil Corp.	2,774	145,219

		4,192,268

TOTAL COMMON STOCKS (Cost: $189,720,142)		207,413,962

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	4.58	03/29/24	70,159	70,159

TOTAL TEMPORARY CASH INVESTMENT (Cost: $70,159)				70,159

TOTAL INVESTMENTS (Cost: $189,790,301) 100.2%				207,484,121

OTHER NET ASSETS -0.2%				(424,290)

NET ASSETS 100.0%				$207,059,831

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

† Level 3 Security.

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MID CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (98.6%):
COMMUNICATION SERVICES (1.8%)
Take-Two Interactive Software, Inc.*	12,499	1,855,977
Warner Bros Discovery, Inc.*	150,733	1,315,899

		3,171,876

CONSUMER DISCRETIONARY (6.0%)
Capri Hldgs. Ltd.*	39,891	1,807,062
Marriott Vacations Worldwide Corp.	18,995	2,046,331
Ollie’s Bargain Outlet Hldgs., Inc.*	23,311	1,854,856
Polaris, Inc.	4,579	458,450
Taylor Morrison Home Corp. Cl A*	54,380	3,380,805
Williams-Sonoma, Inc.	3,009	955,448

		10,502,952

CONSUMER STAPLES (2.3%)
Constellation Brands, Inc. Cl A	8,047	2,186,853
Lamb Weston Hldgs., Inc.	17,442	1,858,096

		4,044,949

ENERGY (6.6%)
Baker Hughes Co. Cl A	129,092	4,324,582
Devon Energy Corp.	68,627	3,443,703
MPLX LP*	38,006	1,579,530
Williams Cos., Inc.	56,525	2,202,779

		11,550,594

FINANCIALS (17.9%)
American Financial Group, Inc.	32,105	4,381,690
Ameriprise Financial, Inc.	11,161	4,893,429
Arch Capital Group Ltd.*	10,235	946,123
East West Bancorp, Inc.	22,787	1,802,679
Euronet Worldwide, Inc.*	12,444	1,367,969
Everest Group Ltd.	7,658	3,044,055
Fifth Third Bancorp	79,914	2,973,600
Hartford Financial Svcs. Group, Inc.	26,113	2,690,945
M&T Bank Corp.	11,209	1,630,237
Reinsurance Group of America, Inc.	13,785	2,658,851
Starwood Property Trust, Inc.	94,614	1,923,503
Synchrony Financial	33,060	1,425,547
Voya Financial, Inc.	21,674	1,602,142

		31,340,770

HEALTH CARE (5.7%)
Agilent Technologies, Inc.	7,591	1,104,567
Biogen, Inc.*	4,106	885,377
Centene Corp.*	26,211	2,057,039
Envista Hldgs. Corp.*	76,582	1,637,323
Fortrea Hldgs., Inc.*	23,548	945,217
Humana, Inc.	2,460	852,931
Illumina, Inc.*	2,919	400,837
Zimmer Biomet Hldgs., Inc.	15,247	2,012,299

		9,895,590

INDUSTRIALS (19.2%)
Builders FirstSource, Inc.*	15,551	3,243,161
Carlisle Cos., Inc.	9,533	3,735,506
Clean Harbors, Inc.*	17,699	3,562,986
Crane Co.	32,501	4,391,860
Dover Corp.	16,783	2,973,780
Jacobs Solutions, Inc.	20,097	3,089,512
KBR, Inc.	35,835	2,281,256

MoA FUNDS - MID CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

L-3 Harris Technologies, Inc.	12,595	2,683,995
Mueller Industries, Inc.	45,079	2,431,110
Stanley Black & Decker, Inc.	25,781	2,524,733
Veralto Corp.	30,586	2,711,755

		33,629,654

INFORMATION TECHNOLOGY (8.0%)
Ciena Corp.*	44,183	2,184,849
MKS Instruments, Inc.	13,937	1,853,621
PTC, Inc.*	6,463	1,221,119
Teledyne Technologies, Inc.*	6,420	2,756,234
Teradyne, Inc.	10,923	1,232,442
Viasat, Inc.*	75,673	1,368,925
Vontier Corp.	72,930	3,308,105

		13,925,295

MATERIALS (12.1%)
Ashland, Inc.	44,067	4,290,804
Avery Dennison Corp.	14,769	3,297,179
Axalta Coating Systems Ltd.*	69,697	2,396,880
Crown Hldgs., Inc.	59,176	4,690,290
FMC Corp.	33,525	2,135,542
Freeport-McMoRan, Inc.	29,005	1,363,815
Newmont Corp.	26,357	944,635
Steel Dynamics, Inc.	13,884	2,058,025

		21,177,170

REAL ESTATE (9.8%)
Alexandria Real Estate Equities, Inc.	9,923	1,279,174
Apartment Income REIT Corp.	56,052	1,820,008
Camden Property Trust	10,292	1,012,733
Gaming & Leisure Properties, Inc.	55,840	2,572,549
Healthcare Realty Trust, Inc. Cl A	72,071	1,019,805
Healthpeak Properties, Inc.	118,288	2,217,900
Sun Communities, Inc.	7,598	976,951
Terreno Realty Corp.	17,194	1,141,681
Ventas, Inc.	31,507	1,371,815
Welltower, Inc.	9,017	842,548
Weyerhaeuser Co.	78,789	2,829,313

		17,084,477

UTILITIES (9.2%)
AES Corp.	77,322	1,386,383
Ameren Corp.	33,958	2,511,534
Atmos Energy Corp.	13,756	1,635,176
Entergy Corp.	19,807	2,093,204
Evergy, Inc.	67,607	3,608,861
PPL Corp.	53,165	1,463,632
Public Svc. Enterprise Group, Inc.	50,547	3,375,529

		16,074,319

TOTAL COMMON STOCKS (Cost: $138,537,058)		172,397,646

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.2%):
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	5.31	05/07/24	1,000,000	994,734

COMMERCIAL PAPER (0.6%)
Kenvue, Inc.†	A-1	5.27	04/01/24	1,000,000	1,000,000

MoA FUNDS - MID CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,994,734)				1,994,734

TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	4.58	03/29/24	165,627	165,627

TOTAL TEMPORARY CASH INVESTMENT (Cost: $165,627)				165,627

TOTAL INVESTMENTS (Cost: $140,697,419) 99.9%				174,558,007

OTHER NET ASSETS 0.1%				226,814

NET ASSETS 100.0%				$174,784,821

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate values of these securities amounts to $1,000,000 and represents 0.6% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.8%):
COMMUNICATION SERVICES (1.4%)
Cable One, Inc.	2,642	1,117,909
Frontier Communications Parent, Inc.*	128,461	3,147,294
Iridium Communications, Inc.	71,923	1,881,506
New York Times Co. Cl A	95,021	4,106,808
Nexstar Media Group, Inc. Cl A	18,719	3,225,097
TEGNA, Inc.	114,383	1,708,882
TKO Group Hldgs., Inc. Cl A	34,789	3,006,117
Ziff Davis, Inc.*	26,704	1,683,420
ZoomInfo Technologies, Inc. Cl A*	172,029	2,757,625

		22,634,658

CONSUMER DISCRETIONARY (15.4%)
Adient PLC*	52,988	1,744,365
Aramark	152,412	4,956,438
Autoliv, Inc.	42,713	5,143,927
AutoNation, Inc.*	15,062	2,493,966
Boyd Gaming Corp.	40,350	2,716,362
Brunswick Corp.	39,961	3,857,036
Burlington Stores, Inc.*	37,131	8,621,447
Capri Hldgs. Ltd.*	67,693	3,066,493
Carter’s, Inc.	21,385	1,810,882
Choice Hotels International, Inc.	14,353	1,813,502
Churchill Downs, Inc.	39,420	4,878,225
Columbia Sportswear Co.	20,029	1,625,954
Crocs, Inc.*	35,172	5,057,734
Dick’s Sporting Goods, Inc.	33,783	7,596,445
Five Below, Inc.*	32,052	5,813,592
Floor & Decor Hldgs., Inc. Cl A*	61,887	8,021,793
Fox Factory Hldg. Corp.*	24,612	1,281,547
GameStop Corp. Cl A*	155,985	1,952,932
Gap, Inc.	124,903	3,441,078
Gentex Corp.	135,455	4,892,635
Goodyear Tire & Rubber Co.*	164,662	2,260,809
Graham Hldgs. Co. Cl B	2,079	1,596,007
Grand Canyon Education, Inc.*	17,164	2,337,908
H&R Block, Inc.	81,023	3,979,040
Harley-Davidson, Inc.	73,598	3,219,176
Helen of Troy Ltd.*	13,790	1,589,160
Hilton Grand Vacations, Inc.*	41,388	1,953,927
Hyatt Hotels Corp. Cl A	25,680	4,099,042
KB Home	42,677	3,024,946
Lear Corp.	33,121	4,798,570
Leggett & Platt, Inc.	77,468	1,483,512
Light & Wonder, Inc. Cl A*	52,292	5,338,490
Lithia Motors, Inc. Cl A	15,981	4,808,044
Macy’s, Inc.	159,160	3,181,608
Marriott Vacations Worldwide Corp.	19,182	2,066,477
Mattel, Inc.*	205,130	4,063,625
Murphy USA, Inc.	11,011	4,615,811
Nordstrom, Inc.	56,562	1,146,512
Ollie’s Bargain Outlet Hldgs., Inc.*	35,768	2,846,060
Penn Entertainment, Inc.*	86,522	1,575,566
Penske Automotive Group, Inc.	11,319	1,833,565
Planet Fitness, Inc. Cl A*	49,616	3,107,450
Polaris, Inc.	30,827	3,086,399

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

PVH Corp.	34,633	4,869,746
RH*	8,887	3,094,987
Service Corp. International	85,799	6,367,144
Skechers USA, Inc. Cl A*	77,582	4,752,673
Taylor Morrison Home Corp. Cl A*	62,398	3,879,284
Tempur Sealy International, Inc.	100,043	5,684,443
Texas Roadhouse, Inc. Cl A	38,782	5,990,656
Thor Industries, Inc.	30,966	3,633,550
Toll Brothers, Inc.	60,563	7,835,035
TopBuild Corp.*	18,353	8,088,718
Travel + Leisure Co.	42,056	2,059,062
Under Armour, Inc. Cl A*	109,641	809,151
Under Armour, Inc. Cl C*	110,817	791,233
Vail Resorts, Inc.	22,048	4,912,956
Valvoline, Inc.*	75,290	3,355,675
Visteon Corp.*	16,150	1,899,401
Wendy’s Co.	97,021	1,827,876
Whirlpool Corp.	31,940	3,820,982
Williams-Sonoma, Inc.	37,250	11,827,992
Wingstop, Inc.	17,082	6,258,845
Wyndham Hotels & Resorts, Inc.	48,178	3,697,661
YETI Hldgs., Inc.*	50,437	1,944,346

		246,199,473

CONSUMER STAPLES (4.7%)
BellRing Brands, Inc.*	76,062	4,489,940
BJ’s Wholesale Club Hldgs., Inc.*	77,457	5,859,622
Boston Beer Co., Inc. Cl A*	5,465	1,663,655
Casey’s General Stores, Inc.	21,550	6,862,597
Celsius Hldgs., Inc.*	86,105	7,139,827
Coca-Cola Consolidated, Inc.	2,722	2,303,928
Coty, Inc. Cl A*	218,334	2,611,275
Darling Ingredients, Inc.*	92,643	4,308,826
elf Beauty, Inc.*	32,234	6,318,831
Flowers Foods, Inc.	111,568	2,649,740
Grocery Outlet Hldg. Corp.*	57,648	1,659,109
Ingredion, Inc.	37,863	4,424,292
Lancaster Colony Corp.	11,825	2,455,225
Performance Food Group Co.*	90,352	6,743,873
Pilgrim’s Pride Corp.*	23,376	802,264
Planet Fitness, Inc. Cl A*	29,248	3,108,477
Sprouts Farmers Market, Inc.*	58,979	3,802,966
US Foods Hldg. Corp.*	131,350	7,088,960

		74,293,407

ENERGY (5.3%)
Antero Midstream Corp.	197,791	2,780,942
Antero Resources Corp.*	164,060	4,757,740
ChampionX Corp.	110,976	3,982,929
Chesapeake Energy Corp.	64,562	5,735,042
Chord Energy Corp.	23,971	4,272,591
Civitas Resources, Inc.	49,833	3,782,823
CNX Resources Corp.*	88,148	2,090,871
DT Midstream, Inc.	56,313	3,440,724
Equitrans Midstream Corp.	251,604	3,142,534
HF Sinclair Corp.	90,591	5,468,979
Matador Resources Co.	64,341	4,296,049
Murphy Oil Corp.	84,242	3,849,859
NOV, Inc.	228,761	4,465,415

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Ovintiv, Inc.	146,736	7,615,598
PBF Energy, Inc. Cl A	63,159	3,636,064
Permian Resources Corp. Cl A	267,297	4,720,465
Range Resources Corp.	140,131	4,824,710
Southwestern Energy Co.*	639,545	4,847,751
Valaris Ltd.*	36,405	2,739,840
Weatherford International PLC*	41,995	4,847,063

		85,297,989

FINANCIALS (16.8%)
Affiliated Managers Group, Inc.	19,634	3,288,106
Ally Financial, Inc.	157,646	6,398,851
American Financial Group, Inc.	37,884	5,170,408
Annaly Capital Management, Inc.	290,407	5,718,114
Associated Banc-Corp.	86,376	1,857,948
Bank OZK	61,101	2,777,651
Brighthouse Financial, Inc.*	37,285	1,921,669
Cadence Bank	106,077	3,076,233
Carlyle Group, Inc.	125,713	5,897,197
CNO Financial Group, Inc.	63,531	1,745,832
Columbia Banking System, Inc.	121,130	2,343,865
Commerce Bancshares, Inc.	68,792	3,659,734
Cullen/Frost Bankers, Inc.	37,284	4,197,060
East West Bancorp, Inc.	81,841	6,474,442
Equitable Hldgs., Inc.	182,214	6,925,954
Erie Indemnity Co. Cl A	14,484	5,816,340
Essent Group Ltd.	61,903	3,683,848
Euronet Worldwide, Inc.*	25,444	2,797,059
Evercore, Inc. Cl A	20,127	3,876,259
Federated Hermes, Inc. Cl B	47,450	1,713,894
Fidelity National Financial, Inc.	150,145	7,972,699
First American Financial Corp.	59,919	3,658,055
First Financial Bankshares, Inc.	74,587	2,447,199
First Horizon Corp.	324,489	4,997,131
FirstCash Hldgs., Inc.	21,480	2,739,559
FNB Corp.	208,379	2,938,144
Glacier Bancorp, Inc.	64,391	2,593,669
Hancock Whitney Corp.	50,030	2,303,381
Hanover Insurance Group, Inc.	20,790	2,830,974
Home BancShares, Inc.	108,838	2,674,150
Houlihan Lokey, Inc. Cl A	30,267	3,879,927
Interactive Brokers Group, Inc. Cl A	62,146	6,942,330
International Bancshares Corp.	30,993	1,739,947
iShares Core S&P Mid-Cap ETF	206,309	12,531,209
Janus Henderson Group PLC	76,961	2,531,247
Jefferies Financial Group, Inc.	98,461	4,342,130
Kemper Corp.	35,113	2,174,197
Kinsale Capital Group, Inc.	12,784	6,708,276
MGIC Investment Corp.	158,243	3,538,313
Morningstar, Inc.	15,126	4,664,405
New York Community Bancorp, Inc.	419,318	1,350,204
Old National Bancorp	169,951	2,958,847
Old Republic International Corp.	151,424	4,651,745
Pinnacle Financial Partners, Inc.	44,168	3,793,148
Primerica, Inc.	20,345	5,146,471
Prosperity Bancshares, Inc.	54,426	3,580,142
Reinsurance Group of America, Inc. Cl A	38,273	7,382,096
RenaissanceRe Hldgs. Ltd.	30,600	7,191,918

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

RLI Corp.	23,324	3,462,914
SEI Investments Co.	57,895	4,162,651
Selective Insurance Group, Inc.	35,216	3,844,531
SLM Corp.	127,933	2,787,660
SouthState Corp.	44,138	3,753,054
Starwood Property Trust, Inc.	172,802	3,513,065
Stifel Financial Corp.	59,231	4,630,087
Synovus Financial Corp.	84,926	3,402,136
Texas Capital Bancshares, Inc.*	27,432	1,688,440
UMB Financial Corp.	25,365	2,206,501
United Bankshares, Inc.	78,173	2,797,812
Unum Group	105,573	5,665,047
Valley National Bancorp	247,664	1,971,405
Voya Financial, Inc.	59,814	4,421,451
Webster Financial Corp.	99,897	5,071,771
Western Union Co.	203,543	2,845,531
WEX, Inc.*	24,818	5,895,020
Wintrust Financial Corp.	35,561	3,712,213
Zions Bancorporation	86,033	3,733,832

		269,167,098

HEALTH CARE (7.8%)
Acadia Healthcare Co., Inc.*	53,552	4,242,389
Amedisys, Inc.*	18,951	1,746,524
Arrowhead Pharmaceuticals, Inc.*	71,950	2,057,770
Azenta, Inc.*	32,384	1,952,107
Bruker Corp.	53,853	5,058,951
Chemed Corp.	8,747	5,614,962
Cytokinetics, Inc.*	56,942	3,992,204
Doximity, Inc. Cl A*	70,942	1,909,049
Encompass Health Corp.	58,212	4,807,147
Enovis Corp.*	28,851	1,801,745
Envista Hldgs. Corp.*	99,594	2,129,320
Exelixis, Inc.*	176,071	4,178,165
Globus Medical, Inc. Cl A*	66,994	3,593,558
Haemonetics Corp.*	29,492	2,517,142
Halozyme Therapeutics, Inc.*	76,712	3,120,644
HealthEquity, Inc.*	49,826	4,067,296
Integra LifeSciences Hldgs. Corp.*	39,497	1,400,169
Jazz Pharmaceuticals PLC*	36,560	4,402,555
Lantheus Hldgs., Inc.*	39,773	2,475,472
LivaNova PLC*	31,284	1,750,027
Masimo Corp.*	25,776	3,785,206
Medpace Hldgs., Inc.*	13,542	5,472,999
Neogen Corp.*	114,421	1,805,563
Neurocrine Biosciences, Inc.*	57,786	7,969,845
Option Care Health, Inc.*	102,864	3,450,059
Penumbra, Inc.*	22,413	5,002,133
Perrigo Co. PLC	78,691	2,533,063
Progyny, Inc.*	48,419	1,847,185
QuidelOrtho Corp.*	28,714	1,376,549
R1 RCM, Inc.*	114,445	1,474,052
Repligen Corp.*	30,153	5,545,740
Roivant Sciences Ltd.*	182,130	1,919,650
Shockwave Medical, Inc.*	21,427	6,977,274
Sotera Health Co.*	72,215	867,302

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Tenet Healthcare Corp.*	58,973	6,198,652
United Therapeutics Corp.*	27,290	6,269,059

		125,311,527

INDUSTRIALS (21.8%)
Acuity Brands, Inc.	17,722	4,762,433
Advanced Drainage Systems, Inc.	39,665	6,831,900
AECOM	78,992	7,747,535
AGCO Corp.	36,092	4,440,038
Applied Industrial Technologies, Inc.	22,456	4,436,183
ASGN, Inc.*	27,410	2,871,472
Avis Budget Group, Inc.	10,727	1,313,628
Brink’s Co.	26,162	2,416,846
BWX Technologies, Inc.	53,143	5,453,535
CACI International, Inc. Cl A*	12,941	4,902,439
Carlisle Cos., Inc.	28,199	11,049,778
Chart Industries, Inc.*	24,384	4,016,533
Clean Harbors, Inc.*	29,210	5,880,265
Comfort Systems USA, Inc.	20,680	6,570,243
Concentrix Corp.	27,305	1,808,137
Core & Main, Inc. Cl A*	99,059	5,671,128
Crane Co.	28,375	3,834,314
Curtiss-Wright Corp.	22,207	5,683,660
Donaldson Co., Inc.	69,765	5,210,050
EMCOR Group, Inc.	27,319	9,567,114
EnerSys	23,470	2,216,976
Esab Corp.	32,901	3,637,864
ExlService Hldgs., Inc.*	95,774	3,045,613
Exponent, Inc.	29,397	2,430,838
Flowserve Corp.	76,196	3,480,633
Fluor Corp.*	98,940	4,183,183
Fortune Brands Innovations, Inc.	73,226	6,200,045
FTI Consulting, Inc.*	20,224	4,252,905
GATX Corp.	20,616	2,763,162
Genpact Ltd.	95,897	3,159,806
Graco, Inc.	98,019	9,160,856
GXO Logistics, Inc.*	69,080	3,713,741
Hertz Global Hldgs., Inc.*	76,206	596,693
Hexcel Corp.	49,006	3,570,087
Insperity, Inc.	20,572	2,254,897
ITT, Inc.	47,677	6,485,502
KBR, Inc.	78,400	4,990,944
Kirby Corp.*	34,321	3,271,478
Knight-Swift Transportation Hldgs., Inc. Cl A	93,710	5,155,924
Landstar System, Inc.	20,875	4,023,865
Lennox International, Inc.	18,597	9,089,470
Lincoln Electric Hldgs., Inc.	33,217	8,484,950
ManpowerGroup, Inc.	28,344	2,200,628
MasTec, Inc.*	35,102	3,273,262
Maximus, Inc.	35,442	2,973,584
MDU Resources Group, Inc.	118,257	2,980,076
Middleby Corp.*	31,128	5,005,071
MSA Safety, Inc.	21,459	4,154,248
MSC Industrial Direct Co., Inc. Cl A	26,530	2,574,471
nVent Electric PLC	96,348	7,264,639
Oshkosh Corp.	37,987	4,737,359
Owens Corning	51,612	8,608,882
Paylocity Hldg. Corp.*	25,189	4,328,982

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

RBC Bearings, Inc.*	16,835	4,551,342
Regal Rexnord Corp.	38,502	6,934,210
Ryder System, Inc.	25,739	3,093,570
Saia, Inc.*	15,417	9,018,945
Science Applications International Corp.	30,255	3,944,949
Sensata Technologies Hldg. PLC	87,895	3,229,262
Simpson Manufacturing Co., Inc.	24,781	5,084,566
Stericycle, Inc.*	53,730	2,834,258
Terex Corp.	38,908	2,505,675
Tetra Tech, Inc.	31,049	5,735,061
Timken Co.	37,693	3,295,499
Toro Co.	60,626	5,555,160
Trex Co., Inc.*	63,063	6,290,534
UFP Industries, Inc.	35,896	4,415,567
Valmont Industries, Inc.	12,132	2,769,493
Watsco, Inc.	18,163	7,845,871
Watts Water Technologies, Inc. Cl A	15,893	3,378,057
Werner Enterprises, Inc.	36,844	1,441,337
WESCO International, Inc.	25,508	4,369,010
Woodward, Inc.	35,016	5,396,666
XPO, Inc.*	67,429	8,228,361

		348,655,258

INFORMATION TECHNOLOGY (9.2%)
Allegro MicroSystems, Inc.*	41,496	1,118,732
Amkor Technology, Inc.	59,943	1,932,562
Appfolio, Inc. Cl A*	10,847	2,676,389
Arrow Electronics, Inc.*	31,249	4,045,496
Aspen Technology, Inc.*	16,238	3,463,241
Avnet, Inc.	52,476	2,601,760
Belden, Inc.	24,206	2,241,718
Blackbaud, Inc.*	24,394	1,808,571
Ciena Corp.*	84,210	4,164,184
Cirrus Logic, Inc.*	31,321	2,899,072
Cognex Corp.	99,966	4,240,558
Coherent Corp.*	76,700	4,649,554
CommVault Systems, Inc.*	25,355	2,571,758
Crane NXT Co.	28,036	1,735,428
Dolby Laboratories, Inc. Cl A	34,549	2,894,170
Dropbox, Inc. Cl A*	148,770	3,615,111
Dynatrace, Inc.*	139,233	6,465,980
GoDaddy, Inc. Cl A*	81,780	9,705,650
IPG Photonics Corp.*	17,167	1,556,875
Kyndryl Hldgs., Inc.*	133,626	2,907,702
Lattice Semiconductor Corp.*	80,156	6,270,604
Littelfuse, Inc.	14,462	3,504,866
Lumentum Hldgs., Inc.*	39,141	1,853,326
MACOM Technology Solutions Hldgs., Inc.*	31,807	3,042,021
Manhattan Associates, Inc.*	35,753	8,946,473
MKS Instruments, Inc.	36,507	4,855,431
Novanta, Inc.*	20,796	3,634,517
Onto Innovation, Inc.*	28,502	5,161,142
Power Integrations, Inc.	33,019	2,362,509
Pure Storage, Inc. Cl A*	172,482	8,967,339
Qualys, Inc.*	21,362	3,564,677
Rambus, Inc.*	62,433	3,858,984
Silicon Laboratories, Inc.*	18,523	2,662,126
Synaptics, Inc.*	22,825	2,226,807

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

TD SYNNEX Corp.	33,126	3,746,551
Teradata Corp.*	56,794	2,196,224
Universal Display Corp.	25,302	4,262,122
Vishay Intertechnology, Inc.	73,310	1,662,671
Vontier Corp.	89,621	4,065,209
Wolfspeed, Inc.*	73,055	2,155,122

		146,293,232

MATERIALS (7.0%)
Alcoa Corp.	103,642	3,502,063
AptarGroup, Inc.	38,337	5,516,311
Arcadium Lithium PLC*	598,746	2,580,595
Ashland, Inc.	29,091	2,832,591
Avient Corp.	52,939	2,297,553
Axalta Coating Systems Ltd.*	127,807	4,395,283
Berry Global Group, Inc.	67,305	4,070,606
Cabot Corp.	32,190	2,967,918
Chemours Co.	86,201	2,263,638
Cleveland-Cliffs, Inc.*	289,367	6,580,206
Commercial Metals Co.	67,589	3,972,206
Crown Hldgs., Inc.	69,513	5,509,600
Eagle Materials, Inc.	20,006	5,436,630
Graphic Packaging Hldg. Co.	177,731	5,186,191
Greif, Inc. Cl A	14,793	1,021,457
Knife River Corp.*	32,849	2,663,397
Louisiana-Pacific Corp.	37,272	3,127,494
MP Materials Corp.*	83,641	1,196,066
NewMarket Corp.	4,010	2,544,826
Olin Corp.	69,803	4,104,416
Reliance, Inc.	33,375	11,153,257
Royal Gold, Inc.	38,149	4,646,930
RPM International, Inc.	74,839	8,902,099
Scotts Miracle-Gro Co.	24,362	1,817,162
Silgan Hldgs., Inc.	47,003	2,282,466
Sonoco Products Co.	56,885	3,290,228
United States Steel Corp.	129,925	5,298,341
Westlake Corp.	18,604	2,842,691

		112,002,221

REAL ESTATE (7.1%)
Agree Realty Corp.	58,260	3,327,811
American Homes 4 Rent Cl A	184,698	6,793,192
Apartment Income REIT Corp.	83,904	2,724,363
Brixmor Property Group, Inc.	174,562	4,093,479
COPT Defense Properties	65,160	1,574,917
Cousins Properties, Inc.	88,138	2,118,838
CubeSmart	130,581	5,904,873
EastGroup Properties, Inc.	27,700	4,979,629
EPR Properties	43,745	1,856,975
Equity LifeStyle Properties, Inc.	108,261	6,972,008
First Industrial Realty Trust, Inc.	76,815	4,035,860
Gaming & Leisure Properties, Inc.	155,062	7,143,706
Healthcare Realty Trust, Inc. Cl A	221,181	3,129,711
Independence Realty Trust, Inc.	130,331	2,102,239
Jones Lang LaSalle, Inc.*	27,627	5,389,751
Kilroy Realty Corp.	62,002	2,258,733
Kite Realty Group Trust	127,403	2,762,097
Lamar Advertising Co. Cl A	50,858	6,072,954
National Storage Affiliates Trust	44,856	1,756,561

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

NNN REIT, Inc.	105,967	4,529,030
Omega Healthcare Investors, Inc.	142,440	4,511,075
Park Hotels & Resorts, Inc.	121,942	2,132,766
PotlatchDeltic Corp.	46,089	2,167,105
Rayonier, Inc.	79,220	2,633,273
Rexford Industrial Realty, Inc.	122,386	6,156,016
Sabra Health Care REIT, Inc.	134,274	1,983,227
STAG Industrial, Inc.	105,442	4,053,190
Vornado Realty Trust	92,840	2,671,007
WP Carey, Inc.	126,987	7,167,146

		113,001,532

UTILITIES (3.3%)
ALLETE, Inc.	33,378	1,990,664
Black Hills Corp.	39,484	2,155,826
Essential Utilities, Inc.	146,014	5,409,819
IDACORP, Inc.	29,393	2,730,316
National Fuel Gas Co.	53,501	2,874,074
New Jersey Resources Corp.	57,087	2,449,603
Northwestern Energy Group, Inc.	35,564	1,811,275
OGE Energy Corp.	116,311	3,989,467
ONE Gas, Inc.	32,203	2,078,060
Ormat Technologies, Inc.	31,193	2,064,665
PNM Resources, Inc.	49,846	1,876,203
Portland General Electric Co.	58,725	2,466,450
Southwest Gas Hldgs., Inc.	34,888	2,656,023
Spire, Inc.	31,930	1,959,544
UGI Corp.	121,691	2,986,297
Vistra Corp.	195,179	13,594,217

		53,092,503

TOTAL COMMON STOCKS (Cost: $1,238,016,996)		1,595,948,898

TOTAL INVESTMENTS (Cost: $1,238,016,996) 99.8%		1,595,948,898

OTHER NET ASSETS 0.2%		3,325,494

NET ASSETS 100.0%		$1,599,274,392

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (64.6%):
COMMUNICATION SERVICES (3.4%)
AT&T, Inc.	75,711	1,332,514
Comcast Corp. Cl A	50,659	2,196,068
Electronic Arts, Inc.	7,873	1,044,511
Fox Corp. Cl A	22,539	704,794
T-Mobile US, Inc.	7,327	1,195,913

		6,473,800

CONSUMER DISCRETIONARY (7.6%)
Amazon.com, Inc.*	15,553	2,805,450
AutoZone, Inc.*	367	1,156,656
Booking Hldgs., Inc.	532	1,930,032
DR Horton, Inc.	8,743	1,438,661
Hilton Worldwide Hldgs., Inc.	4,347	927,259
Home Depot, Inc.	4,773	1,830,923
Ralph Lauren Corp. Cl A	6,577	1,234,897
Tapestry, Inc.	35,032	1,663,319
TJX Cos., Inc.	15,151	1,536,614

		14,523,811

CONSUMER STAPLES (3.9%)
Colgate-Palmolive Co.	18,264	1,644,673
Costco Wholesale Corp.	3,464	2,537,830
Philip Morris International, Inc.	15,218	1,394,273
Walmart, Inc.	30,552	1,838,314

		7,415,090

ENERGY (3.6%)
Baker Hughes Co. Cl A	21,996	736,866
ConocoPhillips	11,693	1,488,285
Coterra Energy, Inc.	26,795	747,045
Exxon Mobil Corp.	15,364	1,785,911
Valero Energy Corp.	7,674	1,309,875
Williams Cos., Inc.	22,829	889,646

		6,957,628

FINANCIALS (7.8%)
Citigroup, Inc.	21,879	1,383,628
Corpay, Inc.*	5,148	1,588,364
Goldman Sachs Group, Inc.	2,959	1,235,945
JPMorgan Chase & Co.	17,239	3,452,972
KeyCorp.	49,583	783,907
Morgan Stanley	19,456	1,831,977
MSCI, Inc. Cl A	2,202	1,234,111
U.S. Bancorp	27,166	1,214,320
Visa, Inc. Cl A	8,462	2,361,575

		15,086,799

HEALTH CARE (8.7%)
AbbVie, Inc.	11,957	2,177,370
Bristol-Myers Squibb Co.	14,240	772,235
Cigna Group	4,208	1,528,304
Elevance Health, Inc.	2,502	1,297,387
Eli Lilly & Co.	4,333	3,370,901
Gilead Sciences, Inc.	13,250	970,562
Hologic, Inc.*	8,710	679,032
Johnson & Johnson	12,617	1,995,883
McKesson Corp.	2,831	1,519,822
UnitedHealth Group, Inc.	4,909	2,428,482

		16,739,978

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

INDUSTRIALS (6.2%)
Caterpillar, Inc.	3,489	1,278,474
Deere & Co.	4,506	1,850,794
FedEx Corp.	4,405	1,276,305
General Electric Co.	3,623	635,945
Honeywell International, Inc.	5,274	1,082,489
Parker-Hannifin Corp.	3,621	2,012,516
Snap-on, Inc.	3,191	945,238
Trane Technologies PLC	5,535	1,661,607
Union Pacific Corp.	4,888	1,202,106

		11,945,474

INFORMATION TECHNOLOGY (19.8%)
Adobe, Inc.*	3,081	1,554,673
Apple, Inc.	51,173	8,775,146
Broadcom, Inc.	2,712	3,594,512
Cisco Systems, Inc.	24,713	1,233,426
Fortinet, Inc.*	22,162	1,513,886
Intuit, Inc.	939	610,350
Lam Research Corp.	2,479	2,408,522
Microsoft Corp.	25,440	10,703,118
NetApp, Inc.	6,919	726,287
NVIDIA Corp.	7,591	6,858,924

		37,978,844

MATERIALS (1.4%)
Freeport-McMoRan, Inc.	33,839	1,591,110
Newmont Corp.	29,426	1,054,628

		2,645,738

REAL ESTATE (1.2%)
Alexandria Real Estate Equities, Inc.	6,992	901,339
Equinix, Inc.	893	737,019
Public Storage	2,102	609,706

		2,248,064

UTILITIES (1.0%)
Atmos Energy Corp.	5,185	616,341
NextEra Energy, Inc.	21,710	1,387,486

		2,003,827

TOTAL COMMON STOCKS (Cost: $71,290,998)		124,019,053

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES ( 33.4%):
U.S. GOVERNMENT (11.6%)
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	483,047
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,284,281
U.S. Treasury Bond	AA+	1.88	02/15/41	1,700,000	1,187,078
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	409,127
U.S. Treasury Bond	AA+	4.00	11/15/52	620,000	583,962
U.S. Treasury Bond	AA+	4.13	08/15/53	2,095,000	2,017,747
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	774,070
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,537,129
U.S. Treasury Note	AA+	1.75	01/31/29	700,000	624,750
U.S. Treasury Note	AA+	2.25	08/15/27	200,000	186,813
U.S. Treasury Note	AA+	2.25	11/15/27	545,000	507,191
U.S. Treasury Note	AA+	2.38	05/15/27	570,000	536,602
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,394,531

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

U.S. Treasury Note	AA+	2.88	05/15/28	3,250,000	3,077,598
U.S. Treasury Note	AA+	2.88	05/15/32	1,735,000	1,576,952
U.S. Treasury Note	AA+	3.63	03/31/30	660,000	639,427
U.S. Treasury Note	AA+	4.00	01/31/29	375,000	371,396
U.S. Treasury Note	AA+	4.00	02/15/34	1,460,000	1,437,416
U.S. Treasury Note	AA+	4.50	11/15/33	385,000	393,963
U.S. Treasury Note	AA+	4.63	02/28/26	305,000	304,833
U.S. Treasury Strip	AA+	0.00	08/15/29	3,645,000	2,902,474

					22,230,387

U.S. GOVERNMENT AGENCIES (11.9%)
MORTGAGE-BACKED OBLIGATIONS (11.6%)
FHLMC	AA+	2.50	09/01/27	35,782	34,577
FHLMC	AA+	2.50	06/01/35	140,443	128,520
FHLMC	AA+	2.50	06/01/50	151,432	126,503
FHLMC	AA+	2.50	11/01/50	599,251	504,120
FHLMC	AA+	2.50	10/01/51	203,292	168,720
FHLMC	AA+	3.00	06/01/27	24,404	23,686
FHLMC	AA+	3.00	08/01/27	30,136	29,250
FHLMC	AA+	3.00	11/01/42	80,097	71,933
FHLMC	AA+	3.00	04/01/43	74,057	66,464
FHLMC	AA+	3.00	11/01/49	236,205	206,227
FHLMC	AA+	3.00	11/01/49	150,542	131,436
FHLMC	AA+	3.00	10/01/51	377,400	325,145
FHLMC	AA+	3.00	06/01/52	440,585	382,317
FHLMC	AA+	3.50	02/01/32	35,653	34,261
FHLMC	AA+	3.50	01/01/43	93,404	86,527
FHLMC	AA+	3.50	06/01/45	130,694	120,394
FHLMC	AA+	3.50	07/01/45	149,391	138,002
FHLMC	AA+	4.00	11/01/33	29,635	28,942
FHLMC	AA+	4.00	01/01/38	76,050	73,396
FHLMC	AA+	4.00	03/01/41	31,121	29,779
FHLMC	AA+	4.00	07/01/41	49,339	47,216
FHLMC	AA+	4.00	11/01/42	18,616	17,787
FHLMC	AA+	4.00	01/01/43	96,286	91,997
FHLMC	AA+	4.00	10/01/44	39,000	37,004
FHLMC	AA+	4.00	06/01/45	130,082	123,289
FHLMC	AA+	4.00	04/01/52	419,553	390,663
FHLMC	AA+	4.00	08/01/52	268,772	251,722
FHLMC	AA+	4.23	05/01/30	400,000	383,309
FHLMC	AA+	4.50	02/01/44	49,315	48,253
FHLMC	AA+	4.50	05/01/48	52,737	51,070
FHLMC	AA+	5.00	02/01/26	1,182	1,171
FHLMC	AA+	5.00	06/01/52	799,729	782,838
FHLMC	AA+	5.00	12/01/52	474,300	466,715
FHLMC	AA+	5.50	07/01/32	11,184	11,368
FHLMC	AA+	5.50	05/01/33	6,468	6,586
FHLMC	AA+	5.50	06/01/37	47,218	48,372
FHLMC	AA+	5.50	07/01/53	387,702	387,829
FHLMC	AA+	5.50	07/01/53	242,942	242,180
FHLMC	AA+	6.00	09/01/53	142,703	145,115
FHLMC	AA+	6.00	02/01/54	199,510	201,339
FHLMC ARM	AA+	1.93	10/01/51	561,042	487,944
FHLMC REMICS	AA+	2.50	04/25/50	77,354	61,528
FHLMC Strip	AA+	3.00	06/15/42	159,288	143,943
FHLMC Strip	AA+	3.00	01/15/43	54,325	47,988
FNMA	AA+	1.81	09/01/51	646,689	561,341
FNMA	AA+	2.00	11/01/35	343,390	305,760

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

FNMA	AA+	2.00	07/01/36	725,252	646,122
FNMA	AA+	2.00	09/01/50	342,955	273,752
FNMA	AA+	2.00	10/01/50	157,874	127,395
FNMA	AA+	2.00	02/01/51	402,399	318,586
FNMA	AA+	2.34	05/01/36	500,000	397,518
FNMA	AA+	2.50	02/01/33	96,164	89,275
FNMA	AA+	2.50	06/01/35	327,624	299,810
FNMA	AA+	2.50	10/01/35	317,250	290,317
FNMA	AA+	2.50	04/01/42	996,376	861,199
FNMA	AA+	2.50	12/01/50	55,591	46,926
FNMA	AA+	2.50	01/01/51	350,546	295,129
FNMA	AA+	2.50	03/01/51	321,811	270,630
FNMA	AA+	2.50	03/01/51	861,461	726,655
FNMA	AA+	2.50	04/01/51	152,599	127,108
FNMA	AA+	2.50	05/01/52	899,731	750,510
FNMA	AA+	3.00	06/01/33	112,796	105,866
FNMA	AA+	3.00	09/01/33	69,993	65,672
FNMA	AA+	3.00	01/01/43	212,310	190,400
FNMA	AA+	3.00	02/01/43	53,102	47,615
FNMA	AA+	3.00	03/01/43	116,203	104,149
FNMA	AA+	3.00	09/01/43	113,890	102,061
FNMA	AA+	3.00	12/01/47	19,204	16,943
FNMA	AA+	3.00	03/01/48	54,690	47,826
FNMA	AA+	3.00	03/01/50	59,657	51,572
FNMA	AA+	3.00	01/01/52	550,330	477,942
FNMA	AA+	3.10	06/01/29	150,000	137,559
FNMA	AA+	3.50	08/01/38	78,305	72,347
FNMA	AA+	3.50	10/01/41	51,478	47,617
FNMA	AA+	3.50	11/01/41	74,826	69,272
FNMA	AA+	3.50	12/01/41	57,385	53,081
FNMA	AA+	3.50	04/01/42	88,490	81,876
FNMA	AA+	3.50	08/01/42	102,526	94,861
FNMA	AA+	3.50	08/01/43	133,859	123,242
FNMA	AA+	3.50	08/01/43	107,265	98,812
FNMA	AA+	3.50	04/01/45	95,705	88,056
FNMA	AA+	3.50	09/01/47	52,944	48,598
FNMA	AA+	3.50	06/01/51	530,888	476,162
FNMA	AA+	3.50	05/01/52	627,768	566,764
FNMA	AA+	3.75	08/01/28	100,000	95,360
FNMA	AA+	4.00	01/01/31	34,823	33,971
FNMA	AA+	4.00	07/01/40	64,522	61,681
FNMA	AA+	4.00	11/01/40	31,876	30,463
FNMA	AA+	4.00	05/01/41	27,370	26,158
FNMA	AA+	4.00	11/01/45	61,587	58,362
FNMA	AA+	4.00	02/01/47	60,505	57,250
FNMA	AA+	4.00	04/01/49	242,041	227,754
FNMA	AA+	4.00	03/01/50	210,551	197,441
FNMA	AA+	4.00	07/01/52	169,946	159,453
FNMA	AA+	4.00	07/01/56	265,688	248,929
FNMA	AA+	4.50	05/01/30	9,865	9,731
FNMA	AA+	4.50	06/01/34	15,147	14,940
FNMA	AA+	4.50	08/01/35	9,321	9,215
FNMA	AA+	4.50	05/01/39	17,029	16,724
FNMA	AA+	4.50	05/01/39	28,740	28,224
FNMA	AA+	4.50	05/01/40	35,704	35,034
FNMA	AA+	4.50	10/01/40	130,478	128,030
FNMA	AA+	4.50	11/01/47	39,908	38,734
FNMA	AA+	4.50	11/01/47	25,153	24,427

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

FNMA	AA+	4.50	05/01/50	339,891	328,527
FNMA	AA+	4.58	02/01/53	282,866	274,417
FNMA	AA+	5.00	06/01/33	15,694	15,720
FNMA	AA+	5.00	10/01/33	15,825	15,851
FNMA	AA+	5.00	11/01/33	42,630	42,701
FNMA	AA+	5.00	11/01/33	11,067	11,085
FNMA	AA+	5.00	03/01/34	6,216	6,226
FNMA	AA+	5.00	04/01/34	12,131	12,151
FNMA	AA+	5.00	09/01/35	5,759	5,770
FNMA	AA+	5.00	08/01/37	51,743	51,904
FNMA	AA+	5.00	05/01/39	21,558	21,619
FNMA	AA+	5.00	06/01/52	844,980	827,452
FNMA	AA+	5.50	06/01/48	4,374	4,422
FNMA	AA+	6.00	05/01/32	3,349	3,468
FNMA	AA+	6.00	04/01/33	16,109	16,683
FNMA	AA+	6.00	05/01/33	7,159	7,415
FNMA	AA+	6.00	06/01/34	5,270	5,458
FNMA	AA+	6.00	09/01/34	1,348	1,397
FNMA	AA+	6.00	10/01/34	13,568	14,052
FNMA	AA+	6.00	01/01/37	6,760	7,063
FNMA	AA+	6.00	05/01/37	1,469	1,535
FNMA	AA+	6.00	11/01/52	628,872	641,957
FNMA	AA+	6.50	05/01/32	15,838	16,483
FNMA	AA+	6.50	07/01/34	2,856	3,006
FNMA	AA+	6.50	05/01/37	15,872	16,829
FNMA	AA+	6.50	11/01/53	193,167	198,211
FNMA	AA+	7.00	04/01/32	571	600
FNMA	AA+	7.50	06/01/31	1,110	1,169
FNMA	AA+	7.50	02/01/32	1,626	1,734
FNMA	AA+	7.50	06/01/32	1,196	1,289
FNMA	AA+	8.00	04/01/32	1,050	1,099
FNMA Strip	AA+	3.00	08/25/42	48,964	44,088
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	44,485	41,483
GNMA(1)	AA+	2.50	10/20/51	179,802	152,081
GNMA(1)	AA+	2.50	08/20/52	173,172	147,552
GNMA(1)	AA+	2.50	03/20/53	319,094	272,357
GNMA(1)	AA+	2.50	06/20/53	466,923	398,360
GNMA(1)	AA+	3.00	10/20/51	180,972	158,078
GNMA(1)	AA+	4.00	01/15/42	102,720	98,685
GNMA(1)	AA+	4.00	08/20/42	34,841	33,466
GNMA(1)	AA+	4.50	04/20/31	24,869	24,557
GNMA(1)	AA+	4.50	10/15/40	51,932	51,326
GNMA(1)	AA+	4.50	10/20/43	85,892	84,405
GNMA(1)	AA+	5.00	06/20/39	40,136	40,007
GNMA(1)	AA+	6.50	04/15/31	1,208	1,244
GNMA(1)	AA+	6.50	10/15/31	710	735
GNMA(1)	AA+	6.50	12/15/31	312	314
GNMA(1)	AA+	6.50	05/15/32	1,732	1,771
GNMA(1)	AA+	7.00	05/15/31	724	755
GNMA(1)	AA+	7.00	05/15/32	171	172

					22,354,361

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	4.88	07/24/26	220,000	219,011
FHLMC	AA+	5.00	03/14/29	300,000	299,143

					518,154

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

CORPORATE DEBT (9.9%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	249,927
Comcast Corp.	A-	3.40	04/01/30	300,000	277,788
Sprint LLC	BBB-	7.63	03/01/26	255,000	263,367
T-Mobile USA, Inc.	BBB	3.38	04/15/29	165,000	152,528
T-Mobile USA, Inc.	BBB	3.75	04/15/27	205,000	197,469
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	396,226
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	355,000	317,145

					1,854,450

CONSUMER DISCRETIONARY (0.7%)
Amazon.com, Inc.	AA	1.20	06/03/27	65,000	58,467
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	61,558
AutoZone, Inc.	BBB	6.25	11/01/28	175,000	183,664
Best Buy Co., Inc.	BBB+	1.95	10/01/30	110,000	91,422
Expedia Group, Inc.	BBB	5.00	02/15/26	180,000	178,999
Expedia Group, Inc.†	BBB	6.25	05/01/25	80,000	80,381
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	285,000	288,091
Harman International Industries, Inc.	A	4.15	05/15/25	300,000	295,720
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	165,000	161,517
Tapestry, Inc.	BBB	7.05	11/27/25	50,000	51,062

					1,450,881

CONSUMER STAPLES (0.4%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	115,000	98,926
Constellation Brands, Inc.	BBB	4.80	01/15/29	230,000	228,073
J M Smucker Co.	BBB	6.20	11/15/33	160,000	170,833
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	100,000	100,107
Sysco Corp.	BBB	3.75	10/01/25	100,000	97,591

					695,530

ENERGY (0.5%)
Energy Transfer LP	BBB	5.55	02/15/28	165,000	167,321
Pioneer Natural Resources Co.	BBB	5.10	03/29/26	325,000	324,683
Targa Resources Partners LP/ Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	120,000	119,400
Williams Cos., Inc.	BBB	5.40	03/02/26	320,000	321,066

					932,470

FINANCIALS (4.1%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	153,071
Alleghany Corp.	AA	3.63	05/15/30	160,000	149,797
Aon North America, Inc.	A-	5.45	03/01/34	450,000	454,753
Bank of America Corp.	A-	2.97	02/04/33	985,000	836,189
BankUnited, Inc.	BBB	4.88	11/17/25	160,000	155,948
Block Financial LLC	BBB	5.25	10/01/25	350,000	348,593
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	113,472
Capital One Financial Corp.	BBB	6.38	06/08/34	140,000	145,450
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	174,391
Citigroup, Inc.	BBB+	3.98	03/20/30	220,000	207,269
Citigroup, Inc.	BBB	5.83	02/13/35	300,000	296,848
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	96,910
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	160,000	159,722
Fairfax Financial Hldgs. Ltd.†	BBB	6.00	12/07/33	160,000	163,278
Fifth Third Bancorp	BBB+	6.34	07/27/29	155,000	159,772
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	394,309
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	235,000	256,302
JPMorgan Chase & Co.	A-	1.47	09/22/27	350,000	319,168
JPMorgan Chase & Co.	A-	5.35	06/01/34	200,000	200,923
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	155,000	158,038

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Kemper Corp.	BBB-	3.80	02/23/32	165,000	140,959
Mercury General Corp.	BBB	4.40	03/15/27	125,000	120,349
Morgan Stanley	A-	2.70	01/22/31	450,000	393,505
Morgan Stanley	A-	5.17	01/16/30	40,000	40,001
Morgan Stanley	A-	5.45	07/20/29	35,000	35,297
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	180,000	180,658
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	120,000	131,316
Synchrony Financial	BBB-	3.70	08/04/26	400,000	380,096
Truist Financial Corp.	A-	4.87	01/26/29	250,000	245,840
US Bancorp	A	4.65	02/01/29	270,000	264,574
US Bancorp	A	5.78	06/12/29	60,000	61,130
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	241,038
Wells Fargo & Co.	BBB+	3.35	03/02/33	315,000	273,566
Wells Fargo & Co.	BBB+	3.53	03/24/28	190,000	180,899
Wells Fargo & Co.	BBB+	5.20	01/23/30	220,000	219,631

					7,853,062

HEALTH CARE (0.6%)
AbbVie, Inc.	A-	5.05	03/15/34	360,000	364,309
Amgen, Inc.	BBB+	5.25	03/02/33	100,000	101,113
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	82,930
Bristol-Myers Squibb Co.	A	5.20	02/22/34	90,000	91,429
CVS Health Corp.	BBB	3.75	04/01/30	389,000	362,689
Elevance Health, Inc.	A	2.88	09/15/29	255,000	230,100

					1,232,570

INDUSTRIALS (0.3%)
Boeing Co.	BBB-	2.75	02/01/26	130,000	123,297
Boeing Co.	BBB-	4.88	05/01/25	180,000	178,017
Lennox International, Inc.	BBB	1.70	08/01/27	155,000	139,208
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	171,898

					612,420

INFORMATION TECHNOLOGY (0.7%)
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	225,000	218,043
Intel Corp.	A-	5.20	02/10/33	165,000	167,304
Mastercard, Inc.	A+	3.30	03/26/27	300,000	288,744
Oracle Corp.	BBB	4.90	02/06/33	265,000	259,433
QUALCOMM, Inc.	A	4.25	05/20/32	65,000	62,729
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	150,000	128,538
VMware LLC	BBB	1.40	08/15/26	240,000	219,235

					1,344,026

MATERIALS (0.2%)
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	342,768

REAL ESTATE (1.0%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	225,000	212,894
Boston Properties LP	BBB	3.25	01/30/31	300,000	257,055
Boston Properties LP	BBB	6.50	01/15/34	50,000	51,899
Equinix, Inc.	BBB	1.45	05/15/26	260,000	239,199
Host Hotels & Resorts LP	BBB-	4.00	06/15/25	150,000	146,702
Kimco Realty OP LLC	BBB+	6.40	03/01/34	200,000	214,088
NNN REIT, Inc.	BBB+	3.60	12/15/26	110,000	105,107
Prologis LP	A	1.75	07/01/30	140,000	116,533
Realty Income Corp.	A-	4.85	03/15/30	65,000	64,302
Realty Income Corp.	A-	5.13	02/15/34	325,000	318,934
Tanger Properties LP	BBB-	3.13	09/01/26	175,000	164,363

					1,891,076

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

UTILITIES (0.4%)
Duke Energy Carolinas LLC	A	4.85	01/15/34	295,000	289,819
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	99,469
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	180,000	171,806
Southern Co.	BBB	3.25	07/01/26	50,000	48,080
Southern Co.	BBB	5.70	03/15/34	115,000	118,685

					727,859

TOTAL CORPORATE DEBT					18,937,112

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,717,019)					64,040,014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.8%):
U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	A-1+	5.00	04/01/24	2,400,000	2,400,000

COMMERCIAL PAPER (0.5%)
Colgate-Palmolive Co.	A-1+	5.28	04/01/24	1,000,000	1,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,400,000)					3,400,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
JP Morgan Chase, New York Time Deposit		4.58	03/29/24	327,778	327,778

TOTAL TEMPORARY CASH INVESTMENT (Cost: $327,778)					327,778

TOTAL INVESTMENTS (Cost: $143,735,795) 100.0%					191,786,845

OTHER NET ASSETS 0.0% (2)					38,522

NET ASSETS 100.0%					$191,825,367

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
REMICS = Real Estate Mortgage Investment Conduits

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate values of these securities amounts to $243,659 and represents 0.1% of net assets.

(1)	U.S. Government guaranteed security.
(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (98.5%):
AUSTRALIA (3.3%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	148,678	4,162,803

FINANCIALS (0.4%)
ANZ Group Hldgs. Ltd.	314,435	6,026,034

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	47,887	2,928,682

MATERIALS (2.4%)
BHP Group Ltd.	973,315	28,140,220
Fortescue Ltd.	517,846	8,665,507

		36,805,727

TOTAL AUSTRALIA		49,923,246

AUSTRIA (0.8%)
ENERGY (0.5%)
OMV AG	142,823	6,763,830

FINANCIALS (0.2%)
Raiffeisen Bank International AG	118,348	2,355,364

MATERIALS (0.1%)
voestalpine AG	81,087	2,274,530

TOTAL AUSTRIA		11,393,724

DENMARK (5.4%)
CONSUMER DISCRETIONARY (1.1%)
Pandora A/S	104,455	16,858,693

HEALTH CARE (3.7%)
Novo Nordisk A/S Cl B	439,540	56,378,033

INDUSTRIALS (0.6%)
AP Moller - Maersk A/S Cl B	6,531	8,514,917

TOTAL DENMARK		81,751,643

FINLAND (1.1%)
FINANCIALS (1.1%)
Nordea Bank Abp	837,405	9,330,533
Sampo OYJ Cl A	166,456	7,099,726

		16,430,259

FRANCE (11.9%)
COMMUNICATION SERVICES (1.4%)
Orange S.A.	607,049	7,138,244
Publicis Groupe S.A.	132,464	14,439,955

		21,578,199

CONSUMER DISCRETIONARY (1.8%)
Hermes International SCA	9,538	24,374,779

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

La Francaise des Jeux SAEM†	84,953	3,462,167

		27,836,946

CONSUMER STAPLES (1.2%)
Danone S.A.	119,054	7,695,514
L’Oreal S.A.	21,821	10,332,849

		18,028,363

ENERGY (0.9%)
TotalEnergies SE	206,049	14,172,672

FINANCIALS (1.4%)
AXA S.A.	197,246	7,407,044
BNP Paribas S.A.	185,535	13,207,921

		20,614,965

HEALTH CARE (1.1%)
Sanofi S.A.	179,438	17,454,918

INDUSTRIALS (2.7%)
Cie de Saint-Gobain S.A.	148,602	11,532,494
Eiffage S.A.	84,057	9,538,931
Schneider Electric SE	51,407	11,620,834
Vinci S.A.	57,759	7,411,448

		40,103,707

INFORMATION TECHNOLOGY (0.7%)
Capgemini SE	30,500	7,017,729
Dassault Systemes SE	58,195	2,575,889

		9,593,618

UTILITIES (0.7%)
Engie S.A.	667,115	11,178,046

TOTAL FRANCE		180,561,434

GERMANY (7.6%)
COMMUNICATION SERVICES (0.8%)
Deutsche Telekom AG	474,748	11,523,206

CONSUMER DISCRETIONARY (1.8%)
Bayerische Motoren Werke AG	149,414	17,237,618
Mercedes-Benz Group AG	129,775	10,333,925

		27,571,543

FINANCIALS (2.0%)
Allianz SE	44,400	13,306,214
Commerzbank AG	351,368	4,828,821
Deutsche Bank AG	774,076	12,190,767

		30,325,802

INDUSTRIALS (1.3%)
Siemens AG	106,996	20,427,802

INFORMATION TECHNOLOGY (1.1%)
SAP SE	87,298	16,997,004

MATERIALS (0.6%)
BASF SE	106,340	6,076,119
Heidelberg Materials AG	29,223	3,216,610

		9,292,729

TOTAL GERMANY		116,138,086

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

HONG KONG (0.7%)
INDUSTRIALS (0.4%)
CK Hutchison Hldgs. Ltd.	1,378,500	6,634,193

REAL ESTATE (0.3%)
Sun Hung Kai Properties Ltd.	447,000	4,317,850

TOTAL HONG KONG		10,952,043

ISRAEL (0.8%)
INFORMATION TECHNOLOGY (0.8%)
Check Point Software Technologies Ltd.*	76,150	12,489,362

ITALY (2.7%)
CONSUMER DISCRETIONARY (0.3%)
Ferrari N.V.	10,998	4,795,074

ENERGY (0.3%)
ENI SpA	309,480	4,899,863

FINANCIALS (1.4%)
Assicurazioni Generali SpA	118,590	3,001,642
Intesa Sanpaolo SpA	2,189,040	7,946,655
Poste Italiane SpA†	610,040	7,639,557
UniCredit SpA	73,752	2,800,790

		21,388,644

UTILITIES (0.7%)
Enel SpA	1,692,608	11,172,713

TOTAL ITALY		42,256,294

JAPAN (22.7%)
COMMUNICATION SERVICES (0.9%)
Nintendo Co. Ltd.	253,000	13,804,393

CONSUMER DISCRETIONARY (2.3%)
Honda Motor Co. Ltd.	416,400	5,152,235
Toyota Motor Corp.	857,600	21,675,098
Yamaha Motor Co. Ltd.	927,600	8,544,373

		35,371,706

CONSUMER STAPLES (1.8%)
Japan Tobacco, Inc.	747,400	19,926,466
Seven & i Hldgs. Co. Ltd.	207,900	3,030,227
Suntory Beverage & Food Ltd.	129,300	4,373,417

		27,330,110

ENERGY (0.4%)
ENEOS Hldgs., Inc.	561,900	2,707,062
Inpex Corp.	241,300	3,667,926

		6,374,988

FINANCIALS (1.6%)
Daiwa Securities Group, Inc.	1,465,700	11,151,190
Japan Post Insurance Co. Ltd.	715,200	13,670,706

		24,821,896

HEALTH CARE (0.8%)
Hoya Corp.	91,500	11,443,605

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

INDUSTRIALS (8.5%)
Hitachi Ltd.	192,700	17,608,431
ITOCHU Corp.	340,400	14,622,965
Marubeni Corp.	963,700	16,690,400
Mitsubishi Corp.	980,400	22,657,502
Mitsui & Co. Ltd.	437,700	20,462,495
Mitsui OSK Lines Ltd.	346,900	10,582,391
Nippon Yusen KK	373,800	10,262,001
Sumitomo Corp.	613,300	14,772,653
Yamato Hldgs. Co. Ltd.	138,700	1,996,177

		129,655,015

INFORMATION TECHNOLOGY (3.3%)
Brother Industries Ltd.	410,700	7,616,682
Canon, Inc.	402,900	12,004,034
Seiko Epson Corp.	469,400	8,210,722
Tokyo Electron Ltd.	87,300	22,736,462

		50,567,900

MATERIALS (2.0%)
Nippon Steel Corp.	181,900	4,377,185
Nitto Denko Corp.	91,000	8,320,944
Shin-Etsu Chemical Co. Ltd.	406,900	17,846,838

		30,544,967

REAL ESTATE (0.6%)
Daiwa House Industry Co. Ltd.	130,200	3,875,329
Mitsui Fudosan Co. Ltd.	441,600	4,760,942

		8,636,271

UTILITIES (0.5%)
Tokyo Gas Co. Ltd.	311,800	7,087,859

TOTAL JAPAN		345,638,710

LUXEMBOURG (0.5%)
MATERIALS (0.5%)
ArcelorMittal S.A.	257,349	7,073,129

NETHERLANDS (6.4%)
CONSUMER DISCRETIONARY (0.9%)
Stellantis N.V.	465,839	13,232,814

CONSUMER STAPLES (0.6%)
Koninklijke Ahold Delhaize N.V.	298,951	8,944,323

FINANCIALS (1.0%)
ING Groep N.V.	973,318	16,022,530

INFORMATION TECHNOLOGY (3.9%)
ASM International N.V.	13,247	8,111,744
ASML Hldg. N.V.	45,057	43,676,994
BE Semiconductor Industries N.V.	46,215	7,078,493

		58,867,231

TOTAL NETHERLANDS		97,066,898

NORWAY (1.2%)
ENERGY (1.2%)
Aker BP ASA	81,223	2,036,716
Equinor ASA	624,443	16,740,134

		18,776,850

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

SINGAPORE (0.7%)
FINANCIALS (0.7%)
DBS Group Hldgs. Ltd.	397,800	10,616,414

SPAIN (4.6%)
COMMUNICATION SERVICES (0.6%)
Telefonica S.A.	2,222,895	9,815,950

CONSUMER DISCRETIONARY (0.6%)
Industria de Diseno Textil S.A.	174,034	8,762,895

FINANCIALS (2.7%)
Banco Bilbao Vizcaya Argentaria S.A.	1,781,542	21,213,525
Banco Santander S.A.	3,920,468	19,147,484

		40,361,009

UTILITIES (0.7%)
Iberdrola S.A.	914,221	11,353,897

TOTAL SPAIN		70,293,751

SWEDEN (0.4%)
FINANCIALS (0.4%)
Svenska Handelsbanken AB Cl A	590,861	5,972,369

SWITZERLAND (10.2%)
CONSUMER DISCRETIONARY (0.9%)
Cie Financiere Richemont S.A. Cl A	86,482	13,165,325

CONSUMER STAPLES (1.6%)
Chocoladefabriken Lindt & Spruengli AG	29	3,498,337
Nestle S.A.	203,179	21,586,564

		25,084,901

FINANCIALS (2.5%)
Partners Group Hldg. AG	8,102	11,572,950
UBS Group AG	657,160	20,233,447
Zurich Insurance Group AG	12,375	6,684,783

		38,491,180

HEALTH CARE (3.7%)
Novartis AG	250,311	24,243,389
Roche Hldg. AG	85,771	21,897,756
Sandoz Group AG*	50,062	1,511,075
Sonova Hldg. AG	30,483	8,827,175

		56,479,395

INDUSTRIALS (0.7%)
ABB Ltd.	222,361	10,314,822

INFORMATION TECHNOLOGY (0.4%)
Logitech International S.A.	76,370	6,843,084

MATERIALS (0.4%)
Glencore PLC	989,638	5,430,270

TOTAL SWITZERLAND		155,808,977

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

UNITED KINGDOM (13.3%)
COMMUNICATION SERVICES (0.7%)
Vodafone Group PLC	7,092,690	6,290,189
WPP PLC	469,828	4,452,272

		10,742,461

CONSUMER DISCRETIONARY (0.8%)
Barratt Developments PLC	294,798	1,769,262
Burberry Group PLC	297,311	4,547,414
Next PLC	53,913	6,283,843

		12,600,519

CONSUMER STAPLES (2.5%)
British American Tobacco PLC	367,971	11,167,438
Imperial Brands PLC	704,947	15,757,567
J Sainsbury PLC	1,881,056	6,422,244
Tesco PLC	1,233,648	4,620,229

		37,967,478

ENERGY (1.4%)
Shell PLC	642,115	21,303,368

FINANCIALS (3.2%)
3i Group PLC	343,652	12,184,045
Barclays PLC	5,504,642	12,756,813
HSBC Hldgs. PLC	1,810,815	14,153,704
Lloyds Banking Group PLC	16,302,538	10,660,965

		49,755,527

HEALTH CARE (0.8%)
GSK PLC	566,481	12,161,609

INDUSTRIALS (2.5%)
BAE Systems PLC	1,265,791	21,574,240
RELX PLC	399,940	17,246,223

		38,820,463

MATERIALS (1.1%)
Rio Tinto PLC	254,051	16,061,077

UTILITIES (0.3%)
SSE PLC	195,291	4,071,105

TOTAL UNITED KINGDOM		203,483,607

UNITED STATES (4.2%)
FINANCIALS (4.2%)
iShares Core MSCI Emerging Markets ETF	363,035	18,732,606
iShares MSCI Emerging Markets ex China ETF	200,000	11,514,000
iShares MSCI India ETF	300,761	15,516,260
Vanguard FTSE Emerging Markets ETF	434,975	18,168,906

		63,931,772

TOTAL COMMON STOCKS (Cost: $1,292,879,848)		1,500,558,568

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.8%):
UNITED STATES (0.8%)
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	5.28	04/23/24	4,000,000	3,987,142
U.S. Treasury Bill	A-1+	5.30	05/09/24	6,000,000	5,966,668
U.S. Treasury Bill	A-1+	5.31	05/02/24	2,000,000	1,990,909

					11,944,719

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,944,719)					11,944,719

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (0.4%)
Brown Brothers Harriman, New York Time Deposit	(0.25)	03/29/24	JPY	11,149,387	73,649
Brown Brothers Harriman, New York Time Deposit	0.52	04/02/24	CHF	91,703	101,677
Brown Brothers Harriman, New York Time Deposit	2.36	04/02/24	HKD	64	8
Brown Brothers Harriman, New York Time Deposit	2.52	04/02/24	DKK	2,056,108	297,373
Brown Brothers Harriman, New York Time Deposit	2.79	04/02/24	SEK	6,529,868	609,915
Brown Brothers Harriman, New York Time Deposit	3.08	04/02/24	AUD	3,275	2,134
Brown Brothers Harriman, New York Time Deposit	3.28	04/02/24	NOK	478	44
Citibank, New York Time Deposit	2.85	04/02/24	EUR	5,112	5,515
JP Morgan Chase, New York Time Deposit	4.58	03/29/24	USD	5,454,639	5,454,639

					6,544,954

TOTAL TEMPORARY CASH INVESTMENT (Cost: $6,544,954)					6,544,954

TOTAL INVESTMENTS (Cost: $1,311,369,521) 99.7%					1,519,048,241

OTHER NET ASSETS 0.3%					4,654,537

NET ASSETS 100.0%					$1,523,702,778

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate values of these securities amounts to $11,101,724 and represents 0.7% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (98.6%):
COMMUNICATION SERVICES (8.7%)
Alphabet, Inc. Cl A*	832	125,574
Alphabet, Inc. Cl C*	696	105,973
AT&T, Inc.	1,009	17,758
Charter Communications, Inc. Cl A*	14	4,069
Comcast Corp. Cl A	559	24,233
Electronic Arts, Inc.	34	4,511
Fox Corp. Cl A	34	1,063
Fox Corp. Cl B	19	544
Interpublic Group of Cos., Inc.	54	1,762
Match Group, Inc.*	38	1,379
Meta Platforms, Inc. Cl A	311	151,015
Netflix, Inc.*	61	37,047
News Corp. Cl A	53	1,388
News Corp. Cl B	16	433
Omnicom Group, Inc.	28	2,709
Paramount Global Cl B	68	800
Take-Two Interactive Software, Inc.*	22	3,267
T-Mobile US, Inc.	74	12,078
Verizon Communications, Inc.	593	24,882
Walt Disney Co.	259	31,691
Warner Bros Discovery, Inc.*	313	2,733

		554,909

CONSUMER DISCRETIONARY (9.8%)
Airbnb, Inc. Cl A*	98	16,166
Aptiv PLC*	63	5,018
AutoZone, Inc.*	3	9,455
Bath & Body Works, Inc.	51	2,551
Best Buy Co., Inc.	43	3,527
Booking Hldgs., Inc.	7	25,395
BorgWarner, Inc.	52	1,806
CarMax, Inc.*	35	3,049
Carnival Corp.*	226	3,693
Chipotle Mexican Grill, Inc. Cl A*	6	17,441
Darden Restaurants, Inc.	26	4,346
Domino’s Pizza, Inc.	7	3,478
DR Horton, Inc.	67	11,025
eBay, Inc.	117	6,175
Etsy, Inc.*	26	1,787
Expedia Group, Inc.*	29	3,995
Ford Motor Co.	877	11,647
Garmin Ltd.	34	5,062
General Motors Co.	259	11,746
Genuine Parts Co.	31	4,803
Hasbro, Inc.	29	1,639
Hilton Worldwide Hldgs., Inc.	57	12,159
Home Depot, Inc.	224	85,926
Lennar Corp. Cl A	56	9,631
LKQ Corp.	60	3,205
Lowe’s Cos., Inc.	129	32,860
Lululemon Athletica, Inc.*	25	9,766
Marriott International, Inc. Cl A	55	13,877
McDonald’s Corp.	163	45,958
Mohawk Industries, Inc.*	11	1,440
NIKE, Inc. Cl B	273	25,656

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Norwegian Cruise Line Hldgs. Ltd.*	96	2,009
NVR, Inc.*	1	8,100
O’Reilly Automotive, Inc.*	13	14,675
Pool Corp.	8	3,228
PulteGroup, Inc.	48	5,790
Ross Stores, Inc.	76	11,154
Starbucks Corp.	254	23,213
Tapestry, Inc.	52	2,469
Tesla, Inc.*	622	109,341
TJX Cos., Inc.	256	25,963
Tractor Supply Co.	24	6,281
Ulta Beauty, Inc.*	10	5,229
VF Corp.	74	1,135
Yum! Brands, Inc.	63	8,735

		621,604

CONSUMER STAPLES (5.8%)
Archer-Daniels-Midland Co.	118	7,411
Brown-Forman Corp. Cl B	40	2,065
Campbell Soup Co.	43	1,911
Clorox Co.	27	4,134
Coca-Cola Co.	859	52,554
Colgate-Palmolive Co.	182	16,389
Conagra Brands, Inc.	106	3,142
Constellation Brands, Inc. Cl A	35	9,512
Costco Wholesale Corp.	98	71,798
Dollar General Corp.	48	7,491
Dollar Tree, Inc.*	45	5,992
Estee Lauder Cos., Inc. Cl A	51	7,862
General Mills, Inc.	125	8,746
Hormel Foods Corp.	64	2,233
J M Smucker Co.	23	2,895
Kellanova	58	3,323
Kenvue, Inc.	381	8,176
Keurig Dr Pepper, Inc.	230	7,054
Kimberly-Clark Corp.	74	9,572
Kraft Heinz Co.	176	6,494
Kroger Co.	146	8,341
Lamb Weston Hldgs., Inc.	32	3,409
McCormick & Co., Inc.	55	4,224
Molson Coors Beverage Co. Cl B	40	2,690
Monster Beverage Corp.*	163	9,663
Procter & Gamble Co.	520	84,370
Sysco Corp.	110	8,930
Tyson Foods, Inc. Cl A	63	3,700
Walgreens Boots Alliance, Inc.	158	3,427

		367,508

ENERGY (3.8%)
APA Corp.	42	1,444
Baker Hughes Co. Cl A	141	4,723
Chevron Corp.	244	38,489
ConocoPhillips	166	21,128
Coterra Energy, Inc.	106	2,955
Devon Energy Corp.	90	4,516
Diamondback Energy, Inc.	25	4,954
EOG Resources, Inc.	82	10,483
EQT Corp.	57	2,113
Exxon Mobil Corp.	559	64,978

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Halliburton Co.	125	4,928
Hess Corp.	38	5,800
Kinder Morgan, Inc.	272	4,988
Marathon Oil Corp.	82	2,324
Marathon Petroleum Corp.	51	10,277
Occidental Petroleum Corp.	93	6,044
ONEOK, Inc.	81	6,494
Phillips 66	60	9,800
Pioneer Natural Resources Co.	33	8,663
Schlumberger N.V.	201	11,017
Targa Resources Corp.	31	3,472
Valero Energy Corp.	47	8,022
Williams Cos., Inc.	171	6,664

		244,276

FINANCIALS (14.4%)
Aflac, Inc.	74	6,354
Allstate Corp.	37	6,401
American Express Co.	81	18,443
American International Group, Inc.	99	7,739
Ameriprise Financial, Inc.	14	6,138
Aon PLC Cl A	28	9,344
Arch Capital Group Ltd.*	52	4,807
Arthur J. Gallagher & Co.	30	7,501
Assurant, Inc.	7	1,318
Bank of America Corp.	969	36,745
Bank of New York Mellon Corp.	107	6,165
Berkshire Hathaway, Inc. Cl B*	256	107,653
BlackRock, Inc. Cl A	20	16,674
Blackstone, Inc.	101	13,268
Brown & Brown, Inc.	33	2,889
Capital One Financial Corp.	53	7,891
Cboe Global Markets, Inc.	15	2,756
Charles Schwab Corp.	210	15,191
Chubb Ltd.	57	14,770
Cincinnati Financial Corp.	22	2,732
Citigroup, Inc.	268	16,948
Citizens Financial Group, Inc.	66	2,395
CME Group, Inc. Cl A	50	10,765
Comerica, Inc.	18	990
Corpay, Inc.*	10	3,085
Discover Financial Svcs.	35	4,588
Everest Group Ltd.	6	2,385
FactSet Research Systems, Inc.	5	2,272
Fidelity National Information Svcs., Inc.	83	6,157
Fifth Third Bancorp	96	3,572
Fiserv, Inc.*	85	13,585
Franklin Resources, Inc.	42	1,181
Global Payments, Inc.	36	4,812
Global X S&P 500 Catholic Values ETF	1,546	98,387
Globe Life, Inc.	12	1,396
Goldman Sachs Group, Inc.	45	18,796
Hartford Financial Svcs. Group, Inc.	42	4,328
Huntington Bancshares, Inc.	204	2,846
Intercontinental Exchange, Inc.	81	11,132
Invesco Ltd.	63	1,045
Jack Henry & Associates, Inc.	10	1,737
JPMorgan Chase & Co.	407	81,522

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

KeyCorp.	132	2,087
Loews Corp.	26	2,036
M&T Bank Corp.	23	3,345
MarketAxess Hldgs., Inc.	5	1,096
Marsh & McLennan Cos., Inc.	69	14,213
Mastercard, Inc. Cl A	116	55,862
MetLife, Inc.	86	6,373
Moody’s Corp.	22	8,647
Morgan Stanley	176	16,572
MSCI, Inc. Cl A	11	6,165
Nasdaq, Inc.	54	3,407
Northern Trust Corp.	29	2,579
PayPal Hldgs., Inc.*	151	10,116
PNC Financial Svcs. Group, Inc.	56	9,050
Principal Financial Group, Inc.	31	2,676
Progressive Corp.	82	16,959
Prudential Financial, Inc.	50	5,870
Raymond James Financial, Inc.	26	3,339
Regions Financial Corp.	130	2,735
S&P Global, Inc.	45	19,145
State Street Corp.	42	3,247
Synchrony Financial	57	2,458
T. Rowe Price Group, Inc.	31	3,780
Travelers Cos., Inc.	32	7,365
Truist Financial Corp.	188	7,328
U.S. Bancorp	219	9,789
Visa, Inc. Cl A	223	62,235
Wells Fargo & Co.	507	29,386
Willis Towers Watson PLC	15	4,125
WR Berkley Corp.	28	2,476

		913,164

HEALTH CARE (12.2%)
Align Technology, Inc.*	31	10,166
Baxter International, Inc.	225	9,616
Boston Scientific Corp.*	649	44,450
Cardinal Health, Inc.	108	12,085
Cencora, Inc.	73	17,738
Centene Corp.*	237	18,600
Cigna Group	130	47,215
Contra ABIOMED, Inc. — contingent value rights*	20	0	†
CVS Health Corp.	557	44,426
DaVita, Inc.*	24	3,313
DENTSPLY SIRONA, Inc.	94	3,120
Dexcom, Inc.*	171	23,718
Edwards Lifesciences Corp.*	269	25,706
Elevance Health, Inc.	104	53,928
GE HealthCare Technologies, Inc.	188	17,091
Gilead Sciences, Inc.	552	40,434
Henry Schein, Inc.*	57	4,305
Hologic, Inc.*	104	8,108
Humana, Inc.	54	18,723
IDEXX Laboratories, Inc.*	37	19,977
Incyte Corp.*	82	4,672
Insulet Corp.*	31	5,313
Intuitive Surgical, Inc.*	156	62,258
IQVIA Hldgs., Inc.*	80	20,231
Laboratory Corp. of America Hldgs.	37	8,083

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

McKesson Corp.	58	31,137
Medtronic PLC	589	51,331
Mettler-Toledo International, Inc.*	10	13,313
Molina Healthcare, Inc.*	26	10,682
Quest Diagnostics, Inc.	49	6,522
ResMed, Inc.	65	12,872
STERIS PLC	43	9,667
Stryker Corp.	150	53,681
Teleflex, Inc.	21	4,750
West Pharmaceutical Svcs., Inc.	33	13,058
Zimmer Biomet Hldgs., Inc.	93	12,274
Zoetis, Inc. Cl A	203	34,350

		776,913

INDUSTRIALS (8.6%)
3M Co.	101	10,713
Allegion PLC	16	2,155
American Airlines Group, Inc.*	120	1,842
AMETEK, Inc.	42	7,682
AO Smith Corp.	23	2,058
Automatic Data Processing, Inc.	75	18,731
Axon Enterprise, Inc.*	13	4,067
Broadridge Financial Solutions, Inc.	22	4,507
Builders FirstSource, Inc.*	22	4,588
Carrier Global Corp.	153	8,894
Caterpillar, Inc.	93	34,078
CH Robinson Worldwide, Inc.	21	1,599
Cintas Corp.	16	10,993
Copart, Inc.*	160	9,267
CSX Corp.	363	13,456
Cummins, Inc.	26	7,661
Dayforce, Inc.*	29	1,920
Deere & Co.	47	19,305
Delta Air Lines, Inc.	118	5,649
Dover Corp.	26	4,607
Eaton Corp. PLC	73	22,826
Emerson Electric Co.	105	11,909
Equifax, Inc.	23	6,153
Expeditors International of Washington, Inc.	27	3,282
Fastenal Co.	105	8,100
FedEx Corp.	42	12,169
Fortive Corp.	64	5,505
Generac Hldgs., Inc.*	12	1,514
Howmet Aerospace, Inc.	71	4,859
Hubbell, Inc. Cl B	10	4,151
IDEX Corp.	14	3,416
Illinois Tool Works, Inc.	49	13,148
Ingersoll Rand, Inc.	74	7,026
JB Hunt Transport Svcs., Inc.	15	2,989
Johnson Controls International PLC	125	8,165
Masco Corp.	40	3,155
Nordson Corp.	10	2,745
Norfolk Southern Corp.	41	10,450
Old Dominion Freight Line, Inc.	34	7,457
Otis Worldwide Corp.	74	7,346
PACCAR, Inc.	96	11,893
Parker-Hannifin Corp.	24	13,339
Paychex, Inc.	58	7,122

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Paycom Software, Inc.	9	1,791
Pentair PLC	30	2,563
Quanta Svcs., Inc.	27	7,015
Republic Svcs., Inc. Cl A	37	7,083
Robert Half, Inc.	19	1,506
Rockwell Automation, Inc.	21	6,118
Rollins, Inc.	51	2,360
Snap-on, Inc.	10	2,962
Southwest Airlines Co.	110	3,211
Stanley Black & Decker, Inc.	28	2,742
Trane Technologies PLC	41	12,308
TransDigm Group, Inc.	10	12,316
Uber Technologies, Inc.*	378	29,102
Union Pacific Corp.	112	27,544
United Airlines Hldgs., Inc.*	60	2,873
United Parcel Svc., Inc. Cl B	133	19,768
United Rentals, Inc.	13	9,374
Veralto Corp.	40	3,546
Verisk Analytics, Inc. Cl A	27	6,365
Waste Management, Inc.	67	14,281
Westinghouse Air Brake Technologies Corp.	33	4,807
WW Grainger, Inc.	8	8,138
Xylem, Inc.	44	5,687

		545,951

INFORMATION TECHNOLOGY (28.7%)
Accenture PLC Cl A	88	30,502
Adobe, Inc.*	63	31,790
Advanced Micro Devices, Inc.*	228	41,152
Akamai Technologies, Inc.*	21	2,284
Amphenol Corp. Cl A	85	9,805
Analog Devices, Inc.	69	13,647
ANSYS, Inc.*	12	4,166
Apple, Inc.	2,046	350,848
Applied Materials, Inc.	117	24,129
Arista Networks, Inc.*	35	10,149
Autodesk, Inc.*	30	7,813
Broadcom, Inc.	62	82,175
Cadence Design Systems, Inc.*	38	11,829
CDW Corp.	19	4,860
Cisco Systems, Inc.	573	28,598
Cognizant Technology Solutions Corp. Cl A	70	5,130
Enphase Energy, Inc.*	19	2,299
EPAM Systems, Inc.*	8	2,209
F5, Inc.*	8	1,517
Fair Isaac Corp.*	3	3,749
First Solar, Inc.*	15	2,532
Fortinet, Inc.*	90	6,148
Gartner, Inc.*	11	5,243
Gen Digital, Inc.	78	1,747
Hewlett Packard Enterprise Co.	183	3,245
HP, Inc.	123	3,717
Intel Corp.	596	26,325
International Business Machines Corp.	129	24,634
Intuit, Inc.	39	25,350
Jabil, Inc.	17	2,277
Juniper Networks, Inc.	45	1,668
Keysight Technologies, Inc.*	25	3,909

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

KLA Corp.	19	13,273
Lam Research Corp.	19	18,460
Microchip Technology, Inc.	76	6,818
Micron Technology, Inc.	156	18,391
Microsoft Corp.	1,047	440,494
Monolithic Power Systems, Inc.	6	4,064
Motorola Solutions, Inc.	23	8,164
NetApp, Inc.	29	3,044
NVIDIA Corp.	348	314,439
NXP Semiconductors N.V.	36	8,920
ON Semiconductor Corp.*	60	4,413
Oracle Corp.	225	28,262
Palo Alto Networks, Inc.*	44	12,502
PTC, Inc.*	16	3,023
Qorvo, Inc.*	14	1,608
QUALCOMM, Inc.	157	26,580
Roper Technologies, Inc.	15	8,413
Salesforce, Inc.	136	40,960
Seagate Technology Hldgs. PLC	27	2,512
ServiceNow, Inc.*	29	22,110
Skyworks Solutions, Inc.	22	2,383
Synopsys, Inc.*	21	12,001
TE Connectivity Ltd.	43	6,245
Teledyne Technologies, Inc.*	6	2,576
Teradyne, Inc.	22	2,482
Texas Instruments, Inc.	128	22,299
Trimble, Inc.*	35	2,253
Tyler Technologies, Inc.*	6	2,550
VeriSign, Inc.*	13	2,464
Western Digital Corp.*	45	3,071
Zebra Technologies Corp. Cl A*	7	2,110

		1,822,330

MATERIALS (2.3%)
Air Products & Chemicals, Inc.	32	7,753
Albemarle Corp.	17	2,240
Amcor PLC	209	1,988
Avery Dennison Corp.	11	2,456
Ball Corp.	45	3,031
CF Industries Hldgs., Inc.	28	2,330
Corteva, Inc.	101	5,825
Dow, Inc.	101	5,851
DuPont de Nemours, Inc.	62	4,753
Ecolab, Inc.	36	8,312
FMC Corp.	18	1,147
Freeport-McMoRan, Inc.	207	9,733
International Flavors & Fragrances, Inc.	37	3,182
International Paper Co.	49	1,912
Linde PLC	70	32,502
LyondellBasell Industries N.V. Cl A	37	3,784
Martin Marietta Materials, Inc.	8	4,911
Mosaic Co.	47	1,526
Newmont Corp.	166	5,949
Nucor Corp.	35	6,926
Packaging Corp. of America	13	2,467
PPG Industries, Inc.	34	4,927
Sherwin-Williams Co.	34	11,809
Steel Dynamics, Inc.	22	3,261

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Vulcan Materials Co.	19	5,185
Westrock Co.	37	1,830

		145,590

REAL ESTATE (2.2%)
Alexandria Real Estate Equities, Inc.	24	3,094
American Tower Corp.	69	13,634
AvalonBay Communities, Inc.	21	3,897
Boston Properties, Inc.	22	1,437
Camden Property Trust	16	1,574
CBRE Group, Inc. Cl A*	44	4,279
CoStar Group, Inc.*	60	5,796
Crown Castle, Inc.	64	6,773
Digital Realty Trust, Inc.	45	6,482
Equinix, Inc.	14	11,555
Equity Residential	51	3,219
Essex Property Trust, Inc.	10	2,448
Extra Space Storage, Inc.	31	4,557
Federal Realty Investment Trust	11	1,123
Host Hotels & Resorts, Inc.	105	2,171
Invitation Homes, Inc.	85	3,027
Iron Mountain, Inc.	43	3,449
Kimco Realty Corp.	99	1,941
Mid-America Apartment Communities, Inc.	18	2,368
Prologis, Inc.	138	17,970
Public Storage	24	6,961
Realty Income Corp.	124	6,708
Regency Centers Corp.	25	1,514
SBA Communications Corp. Cl A	16	3,467
Simon Property Group, Inc.	48	7,512
UDR, Inc.	45	1,684
Welltower, Inc.	83	7,756
Weyerhaeuser Co.	109	3,914

		140,310

UTILITIES (2.1%)
AES Corp.	94	1,685
Alliant Energy Corp.	35	1,764
Ameren Corp.	37	2,737
American Electric Power Co., Inc.	73	6,285
American Water Works Co., Inc.	27	3,300
Atmos Energy Corp.	21	2,496
CenterPoint Energy, Inc.	89	2,536
CMS Energy Corp.	41	2,474
Consolidated Edison, Inc.	48	4,359
Constellation Energy Corp.	45	8,318
Dominion Energy, Inc.	118	5,804
DTE Energy Co.	29	3,252
Duke Energy Corp.	108	10,445
Edison International	53	3,749
Entergy Corp.	30	3,170
Evergy, Inc.	32	1,708
Eversource Energy	49	2,929
Exelon Corp.	140	5,260
FirstEnergy Corp.	73	2,819
NextEra Energy, Inc.	289	18,470
NiSource, Inc.	58	1,604
NRG Energy, Inc.	32	2,166
PG&E Corp.	300	5,028

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Pinnacle West Capital Corp.	16	1,196
PPL Corp.	104	2,863
Public Svc. Enterprise Group, Inc.	70	4,675
Sempra	89	6,393
Southern Co.	153	10,976
WEC Energy Group, Inc.	44	3,613
Xcel Energy, Inc.	78	4,193

		136,267

TOTAL COMMON STOCKS (Cost: $4,597,232)		6,268,822

TOTAL INVESTMENTS (Cost: $4,597,232) 98.6%		6,268,822

OTHER NET ASSETS 1.4%		86,555

NET ASSETS 100.0%		$6,355,377

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

* Non-income producing security.

† Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - INTERMEDIATE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.1%):
U.S. GOVERNMENT (65.0%)
U.S. Treasury Note	AA+	0.50	06/30/27	18,750,000	16,571,777
U.S. Treasury Note	AA+	0.63	08/15/30	44,500,000	35,659,102
U.S. Treasury Note	AA+	1.50	11/30/28	12,300,000	10,886,461
U.S. Treasury Note	AA+	1.63	05/15/26	19,475,000	18,312,586
U.S. Treasury Note	AA+	1.75	01/31/29	16,700,000	14,904,750
U.S. Treasury Note	AA+	2.13	05/31/26	34,000,000	32,289,375
U.S. Treasury Note	AA+	2.25	12/31/24	5,000,000	4,894,531
U.S. Treasury Note	AA+	2.38	04/30/26	18,180,000	17,380,364
U.S. Treasury Note	AA+	2.38	05/15/29	13,650,000	12,497,215
U.S. Treasury Note	AA+	2.50	02/28/26	10,000,000	9,608,203
U.S. Treasury Note	AA+	2.63	05/31/27	55,715,000	52,824,784
U.S. Treasury Note	AA+	2.75	04/30/27	19,750,000	18,818,047
U.S. Treasury Note	AA+	2.75	07/31/27	25,600,000	24,324,000
U.S. Treasury Note	AA+	3.00	07/15/25	23,600,000	23,048,719
U.S. Treasury Note	AA+	3.25	06/30/27	12,255,000	11,841,394
U.S. Treasury Note	AA+	3.38	05/15/33	6,010,000	5,636,253
U.S. Treasury Note	AA+	3.50	04/30/28	30,300,000	29,412,305
U.S. Treasury Note	AA+	3.63	03/31/28	35,000,000	34,141,406
U.S. Treasury Note	AA+	3.63	03/31/30	5,700,000	5,522,320
U.S. Treasury Note	AA+	3.75	12/31/28	4,840,000	4,740,175
U.S. Treasury Note	AA+	3.75	05/31/30	2,800,000	2,728,688
U.S. Treasury Note	AA+	3.88	11/30/27	34,960,000	34,416,481
U.S. Treasury Note	AA+	3.88	08/15/33	31,420,000	30,624,681
U.S. Treasury Note	AA+	4.00	01/31/29	2,600,000	2,575,016
U.S. Treasury Note	AA+	4.13	07/31/28	26,100,000	25,955,227
U.S. Treasury Note	AA+	4.13	11/15/32	27,660,000	27,500,091
U.S. Treasury Note	AA+	4.38	11/30/28	29,900,000	30,079,867
U.S. Treasury Note	AA+	4.38	11/30/30	7,500,000	7,567,969
U.S. Treasury Note	AA+	4.50	11/15/33	4,600,000	4,707,094
U.S. Treasury Note	AA+	4.63	02/28/25	4,390,000	4,372,509
U.S. Treasury Note	AA+	4.63	06/30/25	310,000	308,922
U.S. Treasury Note	AA+	4.63	02/28/26	3,955,000	3,952,837
U.S. Treasury Note	AA+	4.88	11/30/25	14,500,000	14,526,055
U.S. Treasury Note	AA+	5.00	09/30/25	17,690,000	17,736,989

					590,366,193

U.S. GOVERNMENT AGENCIES (0.7%)
NON-MORTGAGE-BACKED OBLIGATIONS (0.7%)
FHLMC	AA+	4.88	07/24/26	2,900,000	2,886,967
FHLMC	AA+	5.00	03/14/29	3,000,000	2,991,427

					5,878,394

CORPORATE DEBT (33.4%)
COMMUNICATION SERVICES (2.6%)
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,490,368
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,836,526
Sprint LLC	BBB-	7.63	03/01/26	3,605,000	3,723,290
T-Mobile USA, Inc.	BBB	3.38	04/15/29	2,295,000	2,121,520
T-Mobile USA, Inc.	BBB	3.75	04/15/27	1,840,000	1,772,404
Verizon Communications, Inc.	BBB+	4.02	12/03/29	3,200,000	3,055,235
Verizon Communications, Inc.	BBB+	4.13	03/16/27	980,000	959,965
Warnermedia Hldgs., Inc.	BBB-	3.76	03/15/27	2,830,000	2,702,406
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	1,500,000	1,500,614

					23,162,328

CONSUMER DISCRETIONARY (2.5%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,009,000	3,606,033

MoA FUNDS - INTERMEDIATE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,735,000	1,441,969
Booking Hldgs., Inc.	A-	3.65	03/15/25	1,827,000	1,798,188
Expedia Group, Inc.	BBB	5.00	02/15/26	1,960,000	1,949,104
Expedia Group, Inc.†	BBB	6.25	05/01/25	1,110,000	1,115,290
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	4,315,000	4,361,801
Genuine Parts Co.	BBB	1.75	02/01/25	2,765,000	2,676,541
Harman International Industries, Inc.	A	4.15	05/15/25	1,945,000	1,917,253
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	2,340,000	2,290,605
Tapestry, Inc.	BBB	7.05	11/27/25	1,310,000	1,337,815

					22,494,599

CONSUMER STAPLES (0.9%)
Bunge Ltd. Finance Corp.	BBB+	3.25	08/15/26	3,900,000	3,729,642
Constellation Brands, Inc.	BBB	4.80	01/15/29	2,875,000	2,850,907
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	1,450,000	1,451,548

					8,032,097

ENERGY (1.5%)
Energy Transfer LP	BBB	5.55	02/15/28	350,000	354,923
Energy Transfer LP	BBB	6.05	12/01/26	2,000,000	2,041,464
HF Sinclair Corp.	BBB-	5.88	04/01/26	628,000	632,258
Pioneer Natural Resources Co.	BBB	5.10	03/29/26	4,720,000	4,715,402
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	1,480,000	1,472,602
Williams Cos., Inc.	BBB	5.40	03/02/26	4,584,000	4,599,265

					13,815,914

FINANCIALS (14.1%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,924,989
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	2,059,704
Aon North America, Inc.	A-	5.15	03/01/29	5,000,000	5,026,825
Bank of America Corp.	A-	2.97	02/04/33	3,130,000	2,657,129
Bank of America Corp.	A-	3.42	12/20/28	12,535,000	11,752,756
BankUnited, Inc.	BBB-	4.88	11/17/25	3,470,000	3,382,113
Barclays PLC	BBB+	5.83	05/09/27	2,000,000	2,004,729
Bristol-Myers Squibb Co.	A	4.90	02/22/29	5,000,000	5,025,122
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,455,406
Capital One Financial Corp.	BBB	5.70	02/01/30	1,800,000	1,815,127
Citigroup, Inc.	BBB+	3.98	03/20/30	9,675,000	9,115,124
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	2,250,000	2,246,086
Fifth Third Bancorp	BBB+	6.34	07/27/29	2,200,000	2,267,726
Fifth Third Bank N.A.	A-	5.85	10/27/25	1,600,000	1,598,382
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	1,000,000	876,242
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,732,491
Goldman Sachs Group, Inc.	BBB+	3.85	01/26/27	5,620,000	5,449,682
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,389,201
JPMorgan Chase & Co.	A-	3.51	01/23/29	5,030,000	4,760,194
JPMorgan Chase & Co.	A-	5.35	06/01/34	2,800,000	2,812,921
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	800,000	815,681
KeyBank N.A.	BBB+	4.15	08/08/25	1,200,000	1,166,706
Mercury General Corp.	BBB	4.40	03/15/27	3,030,000	2,917,260
Morgan Stanley	A-	4.43	01/23/30	2,425,000	2,348,351
Morgan Stanley	A-	5.12	02/01/29	4,670,000	4,662,080
Morgan Stanley	A-	5.45	07/20/29	3,920,000	3,953,247
Nasdaq, Inc.	BBB	5.65	06/28/25	2,000,000	2,006,921
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	4,230,000	4,245,464
PNC Financial Svcs. Group, Inc.	A-	6.62	10/20/27	2,200,000	2,265,537
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,829,213
Synchrony Financial	BBB-	3.70	08/04/26	4,290,000	4,076,526
Truist Financial Corp.	A-	4.87	01/26/29	5,060,000	4,975,809

MoA FUNDS - INTERMEDIATE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

US Bancorp	A	4.65	02/01/29	6,440,000	6,310,575
US Bancorp	A	5.78	06/12/29	1,340,000	1,365,228
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,875,279
Wells Fargo & Co.	BBB+	3.35	03/02/33	3,390,000	2,944,090
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,660,000	3,484,694
Wells Fargo & Co.	BBB+	5.20	01/23/30	3,000,000	2,994,971
Zions Bancorporation	BBB	3.25	10/29/29	2,569,000	2,106,551

					127,696,132

HEALTH CARE (2.6%)
AbbVie, Inc.	A-	4.25	11/14/28	4,046,000	3,975,538
AbbVie, Inc.	A-	4.80	03/15/29	3,500,000	3,505,670
Amgen, Inc.	BBB+	5.15	03/02/28	1,945,000	1,958,813
Baxter International, Inc.	BBB	1.92	02/01/27	4,000,000	3,651,456
CVS Health Corp.	BBB	1.30	08/21/27	2,331,000	2,066,127
CVS Health Corp.	BBB	3.38	08/12/24	575,000	570,010
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,433,130
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,616,822
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	3,892,696

					23,670,262

INDUSTRIALS (1.9%)
AutoZone, Inc.	BBB	6.25	11/01/28	3,500,000	3,673,287
Boeing Co.	BBB-	2.75	02/01/26	490,000	464,736
Boeing Co.	BBB-	4.88	05/01/25	3,290,000	3,253,745
Lennox International, Inc.	BBB	1.70	08/01/27	3,796,000	3,409,259
Stanley Black & Decker, Inc.	A-	2.30	02/24/25	4,900,000	4,757,892
Verisk Analytics, Inc.	BBB	4.00	06/15/25	2,010,000	1,974,368

					17,533,287

INFORMATION TECHNOLOGY (1.7%)
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	2,545,000	2,466,307
Intel Corp.	A-	4.88	02/10/28	3,225,000	3,235,444
Oracle Corp.	BBB	2.80	04/01/27	2,115,000	1,983,994
Oracle Corp.	BBB	2.88	03/25/31	2,860,000	2,488,601
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	2,375,000	2,035,183
VMware LLC	BBB	1.40	08/15/26	3,960,000	3,617,380

					15,826,909

MATERIALS (0.9%)
Ecolab, Inc.	A-	1.65	02/01/27	2,780,000	2,547,940
International Flavors & Fragrances, Inc.†	BBB-	1.23	10/01/25	4,019,000	3,764,145
Nucor Corp.	A-	3.95	05/23/25	1,950,000	1,919,662

					8,231,747

REAL ESTATE (3.3%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	4,700,000	4,542,482
Boston Properties LP	BBB	3.25	01/30/31	3,100,000	2,656,231
Boston Properties LP	BBB	6.50	01/15/34	1,945,000	2,018,863
Equinix, Inc.	BBB	1.45	05/15/26	1,795,000	1,651,391
Host Hotels & Resorts LP	BBB-	4.00	06/15/25	1,890,000	1,848,445
Kimco Realty OP LLC	BBB+	3.25	08/15/26	1,905,000	1,805,798
Kimco Realty OP LLC	BBB+	6.40	03/01/34	3,600,000	3,853,591
NNN REIT, Inc.	BBB+	3.60	12/15/26	1,460,000	1,395,050
Prologis LP	A	1.75	07/01/30	2,320,000	1,931,125
Realty Income Corp.	A-	5.13	02/15/34	6,250,000	6,133,354
Tanger Properties LP	BBB-	3.13	09/01/26	2,485,000	2,333,956

					30,170,286

UTILITIES (1.4%)
Duke Energy Corp.	BBB	4.85	01/05/29	3,500,000	3,469,862
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	2,270,000	2,166,667

MoA FUNDS - INTERMEDIATE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Southern Co.	BBB	3.25	07/01/26	2,430,000	2,336,670
Southern Co.	BBB	5.50	03/15/29	5,000,000	5,094,876

					13,068,075

TOTAL CORPORATE DEBT					303,701,636

TOTAL LONG-TERM DEBT SECURITIES (Cost: $928,206,636)					899,946,223

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		4.58	03/29/24	174,947	174,947

TOTAL TEMPORARY CASH INVESTMENT (Cost: $174,947)					174,947

TOTAL INVESTMENTS (Cost: $928,381,583) 99.1%					900,121,170

OTHER NET ASSETS 0.9%					8,276,158

NET ASSETS 100.0%					$908,397,328

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

FHLMC = Federal Home Loan Mortgage Corporation

* Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate values of these securities amounts to $4,879,435 and represents 0.5% of net assets.

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.0%):
U.S. GOVERNMENT (35.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,625,000	44,832,773
U.S. Treasury Bond	AA+	1.13	08/15/40	46,250,000	28,667,773
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	14,491,406
U.S. Treasury Bond	AA+	2.25	08/15/46	29,985,000	20,553,781
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	7,337,911
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	159,125
U.S. Treasury Bond	AA+	2.88	05/15/49	7,500,000	5,715,234
U.S. Treasury Bond	AA+	3.63	02/15/53	23,570,000	20,737,917
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	28,882,597
U.S. Treasury Bond	AA+	4.13	08/15/53	40,825,000	39,319,578
U.S. Treasury Note	AA+	1.50	11/30/28	11,000,000	9,735,859
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	4,988,453
U.S. Treasury Note	AA+	1.63	08/15/29	47,705,000	41,902,134
U.S. Treasury Note	AA+	2.25	08/15/27	25,900,000	24,192,219
U.S. Treasury Note	AA+	2.25	11/15/27	39,090,000	36,378,131
U.S. Treasury Note	AA+	2.38	05/15/27	25,080,000	23,610,469
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	1,831,094
U.S. Treasury Note	AA+	2.63	02/15/29	50,655,000	47,093,320
U.S. Treasury Note	AA+	2.88	05/15/28	40,165,000	38,034,373
U.S. Treasury Note	AA+	2.88	08/15/28	55,450,000	52,395,918
U.S. Treasury Note	AA+	2.88	05/15/32	23,665,000	21,509,266
U.S. Treasury Note	AA+	3.13	08/31/27	3,075,000	2,955,604
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	3,731,179
U.S. Treasury Note	AA+	3.63	03/31/30	45,720,000	44,294,822
U.S. Treasury Note	AA+	3.75	05/31/30	5,500,000	5,359,922
U.S. Treasury Note	AA+	3.88	11/30/29	35,925,000	35,301,926
U.S. Treasury Note	AA+	3.88	08/15/33	18,100,000	17,641,844
U.S. Treasury Note	AA+	4.00	12/15/25	8,200,000	8,100,703
U.S. Treasury Note	AA+	4.00	01/31/29	16,820,000	16,658,370
U.S. Treasury Note	AA+	4.00	02/15/34	1,860,000	1,831,228
U.S. Treasury Note	AA+	4.13	02/15/27	7,160,000	7,102,944
U.S. Treasury Note	AA+	4.13	07/31/28	17,000,000	16,905,703
U.S. Treasury Note	AA+	4.25	12/31/25	1,500,000	1,488,047
U.S. Treasury Note	AA+	4.25	01/31/26	3,000,000	2,977,148
U.S. Treasury Note	AA+	4.38	11/30/28	6,000,000	6,036,094
U.S. Treasury Note	AA+	4.50	11/15/33	11,430,000	11,696,105
U.S. Treasury Note	AA+	4.63	02/28/25	1,500,000	1,494,023
U.S. Treasury Note	AA+	4.63	02/28/26	10,670,000	10,664,165
U.S. Treasury Note	AA+	4.88	11/30/25	4,000,000	4,007,188
U.S. Treasury Note	AA+	5.00	09/30/25	7,000,000	7,018,594
U.S. Treasury Strip	AA+	0.00	08/15/29	3,280,000	2,611,828
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,566,184
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	6,002,494
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	5,455,248

					738,270,694

U.S. GOVERNMENT AGENCIES (35.3%)
MORTGAGE-BACKED OBLIGATIONS (34.7%)
FHLMC	AA+	2.00	02/01/51	3,470,561	2,807,675
FHLMC	AA+	2.50	09/01/27	39,360	38,035
FHLMC	AA+	2.50	09/01/27	214,692	207,215
FHLMC	AA+	2.50	12/01/27	319,426	307,149
FHLMC	AA+	2.50	06/01/35	1,708,371	1,563,336
FHLMC	AA+	2.50	05/01/42	12,964,788	11,222,797
FHLMC	AA+	2.50	10/01/49	1,782,597	1,494,797

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

FHLMC	AA+	2.50	01/01/50	1,125,371	943,680
FHLMC	AA+	2.50	01/01/50	1,027,879	861,941
FHLMC	AA+	2.50	04/25/50	12,708,144	10,108,210
FHLMC	AA+	2.50	05/01/50	3,345,051	2,811,627
FHLMC	AA+	2.50	06/01/50	3,910,008	3,266,329
FHLMC	AA+	2.50	02/01/51	935,551	789,254
FHLMC	AA+	2.50	02/01/51	601,031	506,858
FHLMC	AA+	2.50	04/01/51	4,394,324	3,701,655
FHLMC	AA+	2.50	04/01/51	6,028,324	5,016,241
FHLMC	AA+	2.50	04/01/51	1,978,394	1,663,753
FHLMC	AA+	2.50	05/01/51	7,802,576	6,556,827
FHLMC	AA+	2.50	05/01/51	5,771,935	4,850,396
FHLMC	AA+	2.50	09/01/51	4,067,716	3,403,571
FHLMC	AA+	2.50	10/01/51	2,947,732	2,446,444
FHLMC	AA+	2.50	11/01/51	2,838,657	2,371,406
FHLMC	AA+	3.00	06/01/27	133,156	129,081
FHLMC	AA+	3.00	06/01/27	5,091	4,941
FHLMC	AA+	3.00	08/01/27	6,286	6,102
FHLMC	AA+	3.00	08/01/27	98,237	95,235
FHLMC	AA+	3.00	02/01/32	1,389,588	1,325,941
FHLMC	AA+	3.00	07/01/42	180,490	161,865
FHLMC	AA+	3.00	11/01/42	419,599	372,165
FHLMC	AA+	3.00	11/01/42	16,708	15,005
FHLMC	AA+	3.00	03/01/43	719,357	644,597
FHLMC	AA+	3.00	04/01/43	2,943,664	2,639,772
FHLMC	AA+	3.00	04/01/43	15,448	13,864
FHLMC	AA+	3.00	04/01/43	4,812,302	4,315,474
FHLMC	AA+	3.00	04/01/43	968,383	867,743
FHLMC	AA+	3.00	09/15/43	135,345	131,842
FHLMC	AA+	3.00	04/15/44	204,025	188,375
FHLMC	AA+	3.00	04/15/45	71,740	70,360
FHLMC	AA+	3.00	09/01/46	952,003	838,147
FHLMC	AA+	3.00	09/01/46	2,041,153	1,779,584
FHLMC	AA+	3.00	11/01/46	255,643	222,547
FHLMC	AA+	3.00	05/01/49	2,065,298	1,803,182
FHLMC	AA+	3.00	11/01/49	1,674,782	1,462,229
FHLMC	AA+	3.00	11/01/49	1,747,914	1,526,078
FHLMC	AA+	3.00	12/01/49	1,361,156	1,188,459
FHLMC	AA+	3.00	02/01/50	1,934,050	1,688,591
FHLMC	AA+	3.00	11/01/50	3,227,624	2,806,858
FHLMC	AA+	3.00	04/01/51	1,196,824	1,044,263
FHLMC	AA+	3.00	10/01/51	9,284,041	7,998,579
FHLMC	AA+	3.00	06/01/52	6,586,749	5,715,634
FHLMC	AA+	3.50	02/01/35	365,573	348,089
FHLMC	AA+	3.50	02/01/35	703,657	669,328
FHLMC	AA+	3.50	04/01/35	336,680	319,775
FHLMC	AA+	3.50	02/01/36	330,308	313,236
FHLMC	AA+	3.50	11/01/39	1,909,123	1,791,958
FHLMC	AA+	3.50	01/01/41	338,556	313,061
FHLMC	AA+	3.50	05/01/42	23,006	21,312
FHLMC	AA+	3.50	07/01/42	880,480	817,214
FHLMC	AA+	3.50	01/01/43	19,484	18,050
FHLMC	AA+	3.50	04/01/43	20,693	19,143
FHLMC	AA+	3.50	06/01/43	624,198	575,826
FHLMC	AA+	3.50	08/15/43	1,117,872	1,063,372
FHLMC	AA+	3.50	11/01/43	16,946	15,699
FHLMC	AA+	3.50	01/01/44	8,176,880	7,565,677

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

FHLMC	AA+	3.50	04/01/45	783,845	721,195
FHLMC	AA+	3.50	07/01/45	29,878	27,600
FHLMC	AA+	3.50	07/01/45	896,347	826,941
FHLMC	AA+	3.50	09/01/45	437,556	402,032
FHLMC	AA+	3.50	11/01/45	1,817,442	1,679,097
FHLMC	AA+	3.50	08/01/46	772,843	709,396
FHLMC	AA+	3.50	12/01/47	422,873	385,446
FHLMC	AA+	3.50	02/01/50	1,211,769	1,106,195
FHLMC	AA+	3.50	09/01/50	2,338,229	2,118,634
FHLMC	AA+	4.00	02/01/25	5,823	5,754
FHLMC	AA+	4.00	05/01/25	3,816	3,765
FHLMC	AA+	4.00	05/01/26	19,751	19,374
FHLMC	AA+	4.00	11/01/33	11,854	11,577
FHLMC	AA+	4.00	12/01/33	426,859	412,885
FHLMC	AA+	4.00	01/01/38	294,692	284,408
FHLMC	AA+	4.00	01/01/38	1,036,269	999,025
FHLMC	AA+	4.00	01/15/40	1,424,756	1,399,524
FHLMC	AA+	4.00	03/01/41	6,492	6,212
FHLMC	AA+	4.00	07/01/41	10,292	9,849
FHLMC	AA+	4.00	07/01/41	308,372	294,736
FHLMC	AA+	4.00	11/01/42	5,437	5,194
FHLMC	AA+	4.00	10/01/44	13,000	12,335
FHLMC	AA+	4.00	10/01/44	390,002	369,528
FHLMC	AA+	4.00	10/01/44	300,626	284,876
FHLMC	AA+	4.00	10/01/44	697,514	660,898
FHLMC	AA+	4.00	02/01/45	1,881,856	1,796,379
FHLMC	AA+	4.00	06/01/45	27,642	26,199
FHLMC	AA+	4.00	05/01/47	338,601	319,193
FHLMC	AA+	4.00	02/01/48	301,382	284,074
FHLMC	AA+	4.00	05/01/48	136,065	128,033
FHLMC	AA+	4.00	04/01/52	3,775,976	3,515,966
FHLMC	AA+	4.00	06/01/52	4,897,568	4,586,882
FHLMC	AA+	4.00	08/01/52	4,628,674	4,335,046
FHLMC	AA+	4.23	05/01/30	7,361,000	7,053,838
FHLMC	AA+	4.25	12/01/29	3,250,000	3,139,615
FHLMC	AA+	4.50	03/01/34	2,545	2,512
FHLMC	AA+	4.50	09/01/41	5,782	5,675
FHLMC	AA+	4.50	02/01/44	65,518	64,107
FHLMC	AA+	4.50	05/01/48	421,897	408,048
FHLMC	AA+	4.50	05/01/48	843,606	815,915
FHLMC	AA+	5.00	02/01/26	4,433	4,386
FHLMC	AA+	5.00	02/01/26	185	183
FHLMC	AA+	5.00	10/01/40	220,054	220,775
FHLMC	AA+	5.00	09/01/47	361,360	354,696
FHLMC	AA+	5.00	04/01/52	3,823,567	3,747,277
FHLMC	AA+	5.00	06/01/52	6,191,510	6,060,741
FHLMC	AA+	5.00	12/01/52	17,980,024	17,692,490
FHLMC	AA+	5.50	07/01/32	1,555	1,581
FHLMC	AA+	5.50	01/15/33	52,119	52,444
FHLMC	AA+	5.50	05/01/33	600	611
FHLMC	AA+	5.50	06/01/37	9,850	10,090
FHLMC	AA+	5.50	09/25/47	4,722,165	4,679,229
FHLMC	AA+	5.50	06/01/53	4,809,857	4,799,094
FHLMC	AA+	5.50	07/01/53	36,677,523	36,562,501
FHLMC	AA+	5.50	07/01/53	2,277,748	2,278,498
FHLMC	AA+	6.00	07/15/29	24,227	24,342
FHLMC	AA+	6.00	09/01/53	2,949,185	2,999,053

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

FHLMC	AA+	6.00	02/01/54	7,781,619	7,852,938
FHLMC	AA+	6.50	12/01/52	1,654,305	1,706,417
FHLMC	AA+	6.50	12/01/52	5,342,885	5,520,678
FHLMC ARM	AA+	1.93	10/01/51	11,836,727	10,294,526
FHLMC ARM	AA+	4.43	04/01/53	7,219,513	6,933,594
FHLMC ARM	AA+	4.91	04/01/37	29,516	29,690
FHLMC Strip	AA+	3.00	06/15/42	4,167,593	3,766,107
FHLMC Strip	AA+	3.00	01/15/43	706,228	623,848
FHLMC Strip	AA+	3.50	10/15/47	418,627	378,303
FNMA	AA+	1.81	09/01/51	10,571,415	9,176,233
FNMA	AA+	2.00	07/01/36	22,755,813	20,273,006
FNMA	AA+	2.00	09/01/50	3,909,684	3,120,773
FNMA	AA+	2.00	10/01/50	3,354,826	2,707,139
FNMA	AA+	2.00	10/01/50	3,820,778	3,077,249
FNMA	AA+	2.00	02/01/51	8,329,661	6,594,731
FNMA	AA+	2.00	03/01/51	5,885,154	4,769,529
FNMA	AA+	2.16	02/01/32	5,000,000	4,074,644
FNMA	AA+	2.34	05/01/36	9,375,000	7,453,466
FNMA	AA+	2.50	01/01/33	152,354	141,423
FNMA	AA+	2.50	02/01/33	478,601	444,314
FNMA	AA+	2.50	05/01/35	370,899	339,411
FNMA	AA+	2.50	06/01/35	2,708,601	2,478,650
FNMA	AA+	2.50	07/01/35	828,169	757,860
FNMA	AA+	2.50	07/01/35	2,237,867	2,048,701
FNMA	AA+	2.50	09/01/35	2,875,252	2,631,153
FNMA	AA+	2.50	10/01/35	6,365,971	5,825,520
FNMA	AA+	2.50	04/01/42	12,647,980	10,932,044
FNMA	AA+	2.50	05/01/42	4,805,382	4,183,257
FNMA	AA+	2.50	06/01/42	8,343,590	7,222,518
FNMA	AA+	2.50	05/01/43	822,074	690,485
FNMA	AA+	2.50	10/01/50	813,578	687,111
FNMA	AA+	2.50	10/01/50	1,621,001	1,363,667
FNMA	AA+	2.50	11/01/50	1,503,804	1,270,045
FNMA	AA+	2.50	12/01/50	1,662,203	1,399,948
FNMA	AA+	2.50	12/01/50	2,223,621	1,877,034
FNMA	AA+	2.50	01/01/51	9,028,587	7,601,300
FNMA	AA+	2.50	03/01/51	6,114,406	5,141,979
FNMA	AA+	2.50	03/01/51	6,573,342	5,544,709
FNMA	AA+	2.50	03/01/51	1,562,422	1,309,118
FNMA	AA+	2.50	04/01/51	3,527,062	2,962,937
FNMA	AA+	2.50	04/01/51	4,245,572	3,577,763
FNMA	AA+	2.50	04/01/51	9,308,565	7,753,574
FNMA	AA+	2.50	05/01/51	2,455,792	2,067,929
FNMA	AA+	2.50	05/01/51	1,598,533	1,343,809
FNMA	AA+	2.50	06/01/51	1,771,210	1,472,747
FNMA	AA+	2.50	04/01/52	5,078,963	4,242,367
FNMA	AA+	2.50	05/01/52	1,911,928	1,594,833
FNMA	AA+	2.77	03/01/32	5,122,000	4,384,480
FNMA	AA+	3.00	06/01/33	496,761	466,239
FNMA	AA+	3.00	07/01/33	660,579	620,051
FNMA	AA+	3.00	09/01/33	793,547	744,556
FNMA	AA+	3.00	03/01/36	755,722	701,908
FNMA	AA+	3.00	09/01/40	823,329	740,973
FNMA	AA+	3.00	04/25/42	38,500	38,117
FNMA	AA+	3.00	12/01/42	499,563	445,693
FNMA	AA+	3.00	02/01/43	11,077	9,932
FNMA	AA+	3.00	03/01/43	10,908	9,776

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

FNMA	AA+	3.00	09/01/43	127,557	114,309
FNMA	AA+	3.00	02/01/45	865,884	767,594
FNMA	AA+	3.00	03/01/45	221,074	192,551
FNMA	AA+	3.00	09/01/46	1,504,225	1,328,757
FNMA	AA+	3.00	01/01/47	281,679	245,212
FNMA	AA+	3.00	12/01/47	152,326	134,387
FNMA	AA+	3.00	03/01/48	348,314	304,597
FNMA	AA+	3.00	03/01/50	1,334,153	1,163,951
FNMA	AA+	3.00	03/01/50	8,419,611	7,278,604
FNMA	AA+	3.00	05/01/50	2,129,704	1,858,604
FNMA	AA+	3.00	06/01/50	4,063,196	3,541,061
FNMA	AA+	3.00	08/01/50	2,439,637	2,123,866
FNMA	AA+	3.00	01/01/52	10,151,736	8,816,414
FNMA	AA+	3.03	04/01/34	8,665,491	7,438,212
FNMA	AA+	3.10	06/01/29	9,800,000	8,987,174
FNMA	AA+	3.50	03/01/32	234,804	225,350
FNMA	AA+	3.50	09/01/32	14,115	13,520
FNMA	AA+	3.50	07/01/34	410,130	392,231
FNMA	AA+	3.50	10/01/34	609,946	580,830
FNMA	AA+	3.50	02/01/35	505,956	481,211
FNMA	AA+	3.50	08/01/38	16,334	15,092
FNMA	AA+	3.50	10/01/40	29,951	27,693
FNMA	AA+	3.50	03/01/41	484,474	450,372
FNMA	AA+	3.50	10/01/41	473,188	437,700
FNMA	AA+	3.50	12/01/41	362,018	334,868
FNMA	AA+	3.50	04/01/42	841,415	778,530
FNMA	AA+	3.50	08/01/42	21,387	19,788
FNMA	AA+	3.50	12/01/42	416,227	384,089
FNMA	AA+	3.50	01/01/43	386,060	356,143
FNMA	AA+	3.50	01/01/43	82,300	76,149
FNMA	AA+	3.50	04/01/43	103,360	95,499
FNMA	AA+	3.50	08/01/43	1,587,527	1,462,421
FNMA	AA+	3.50	08/01/43	869,055	800,125
FNMA	AA+	3.50	10/01/43	202,157	186,283
FNMA	AA+	3.50	08/01/44	1,130,072	1,026,979
FNMA	AA+	3.50	04/01/45	1,367,830	1,261,949
FNMA	AA+	3.50	04/01/45	753,680	693,440
FNMA	AA+	3.50	05/01/45	1,018,757	936,047
FNMA	AA+	3.50	10/01/45	1,185,422	1,092,165
FNMA	AA+	3.50	02/01/46	1,642,357	1,494,670
FNMA	AA+	3.50	02/01/46	498,051	456,209
FNMA	AA+	3.50	08/01/46	667,608	613,724
FNMA	AA+	3.50	10/01/46	167,236	152,801
FNMA	AA+	3.50	12/01/46	268,139	244,985
FNMA	AA+	3.50	01/01/47	299,172	273,349
FNMA	AA+	3.50	09/01/47	1,217,716	1,117,748
FNMA	AA+	3.50	11/01/47	5,188,501	4,729,288
FNMA	AA+	3.50	04/01/48	157,870	144,738
FNMA	AA+	3.50	03/01/50	2,480,692	2,258,936
FNMA	AA+	3.50	06/01/51	6,934,561	6,219,715
FNMA	AA+	3.50	01/01/52	3,018,306	2,713,265
FNMA	AA+	3.50	02/01/52	6,746,436	6,064,616
FNMA	AA+	3.50	05/01/52	4,466,072	4,037,969
FNMA	AA+	3.75	08/01/28	5,000,000	4,767,982
FNMA	AA+	4.00	01/01/31	82,676	80,653
FNMA	AA+	4.00	03/01/35	122,536	118,326
FNMA	AA+	4.00	06/01/36	271,421	261,950

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

FNMA	AA+	4.00	10/01/36	289,637	279,544
FNMA	AA+	4.00	10/01/40	335,482	320,648
FNMA	AA+	4.00	11/01/40	6,649	6,355
FNMA	AA+	4.00	01/01/41	23,708	22,664
FNMA	AA+	4.00	05/01/41	179,547	171,593
FNMA	AA+	4.00	05/01/43	2,021,355	1,931,800
FNMA	AA+	4.00	01/01/44	3,989,847	3,807,336
FNMA	AA+	4.00	09/01/45	194,947	184,621
FNMA	AA+	4.00	11/01/45	381,838	361,844
FNMA	AA+	4.00	02/01/47	1,230,264	1,164,074
FNMA	AA+	4.00	11/01/47	506,761	477,701
FNMA	AA+	4.00	04/01/48	211,628	199,136
FNMA	AA+	4.00	04/01/49	5,887,191	5,539,684
FNMA	AA+	4.00	03/01/50	3,530,025	3,310,229
FNMA	AA+	4.00	03/01/52	2,018,066	1,893,462
FNMA	AA+	4.00	07/01/52	4,531,035	4,251,270
FNMA	AA+	4.00	07/01/56	3,445,610	3,228,264
FNMA	AA+	4.50	05/01/30	64,669	63,790
FNMA	AA+	4.50	05/01/34	1,994	1,967
FNMA	AA+	4.50	06/01/34	1,648	1,625
FNMA	AA+	4.50	08/01/35	1,944	1,922
FNMA	AA+	4.50	05/01/39	285,081	279,973
FNMA	AA+	4.50	05/01/39	221,543	217,570
FNMA	AA+	4.50	12/01/39	1,248,140	1,231,092
FNMA	AA+	4.50	05/01/40	185,967	182,476
FNMA	AA+	4.50	07/01/40	894,209	878,175
FNMA	AA+	4.50	10/01/40	171,796	168,573
FNMA	AA+	4.50	03/01/44	389,230	380,397
FNMA	AA+	4.50	04/01/44	777,389	758,767
FNMA	AA+	4.50	11/01/47	1,168,278	1,134,556
FNMA	AA+	4.50	11/01/47	816,297	792,282
FNMA	AA+	4.50	11/01/47	970,923	942,899
FNMA	AA+	4.50	02/01/49	351,854	340,304
FNMA	AA+	4.50	05/01/50	8,275,707	7,998,999
FNMA	AA+	4.58	02/01/53	8,839,057	8,575,043
FNMA	AA+	5.00	06/01/33	2,546	2,550
FNMA	AA+	5.00	09/01/33	2,024	2,028
FNMA	AA+	5.00	10/01/33	2,719	2,723
FNMA	AA+	5.00	11/01/33	3,648	3,654
FNMA	AA+	5.00	03/01/34	720	722
FNMA	AA+	5.00	04/01/34	1,518	1,521
FNMA	AA+	5.00	04/01/34	515	516
FNMA	AA+	5.00	04/01/35	1,845	1,849
FNMA	AA+	5.00	06/01/35	776	778
FNMA	AA+	5.00	09/01/35	1,201	1,204
FNMA	AA+	5.00	10/01/36	1,446	1,449
FNMA	AA+	5.00	08/01/37	1,322,745	1,324,936
FNMA	AA+	5.00	05/01/39	151,086	151,509
FNMA	AA+	5.00	06/01/40	2,859	2,868
FNMA	AA+	5.00	06/01/52	13,544,621	13,263,662
FNMA	AA+	5.00	09/01/52	12,900,828	12,613,218
FNMA	AA+	5.00	10/01/52	2,126,016	2,077,794
FNMA	AA+	5.00	11/01/52	3,282,130	3,240,150
FNMA	AA+	5.50	08/01/25	240	238
FNMA	AA+	5.50	11/01/26	8,580	8,525
FNMA	AA+	5.50	03/01/33	74,013	75,129
FNMA	AA+	5.50	02/25/37	4,894	4,963

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

FNMA	AA+	5.50	05/01/38	1,374,317	1,406,276
FNMA	AA+	5.50	06/01/48	25,470	25,749
FNMA	AA+	5.50	06/01/52	1,079,151	1,078,551
FNMA	AA+	5.50	04/01/53	2,770,875	2,764,674
FNMA	AA+	6.00	03/01/28	24,121	24,252
FNMA	AA+	6.00	05/01/32	45,126	46,728
FNMA	AA+	6.00	04/01/33	92,006	95,288
FNMA	AA+	6.00	05/01/33	2,240	2,320
FNMA	AA+	6.00	09/01/34	656	680
FNMA	AA+	6.00	10/01/34	4,553	4,716
FNMA	AA+	6.00	03/01/36	8,791	9,185
FNMA	AA+	6.00	01/01/37	33,799	35,312
FNMA	AA+	6.00	05/01/37	6,837	7,144
FNMA	AA+	6.00	08/01/37	35,279	36,860
FNMA	AA+	6.00	12/01/37	17,319	18,095
FNMA	AA+	6.00	11/01/52	5,056,884	5,162,102
FNMA	AA+	6.00	09/01/53	11,143,835	11,409,186
FNMA	AA+	6.00	02/01/54	5,510,604	5,595,647
FNMA	AA+	6.00	03/01/54	10,000,000	10,132,460
FNMA	AA+	6.50	05/01/32	63,146	65,717
FNMA	AA+	6.50	07/01/34	530	557
FNMA	AA+	6.50	09/01/34	339	357
FNMA	AA+	6.50	09/01/36	7,675	8,120
FNMA	AA+	6.50	05/01/37	73,495	77,926
FNMA	AA+	6.50	07/01/37	4,092	4,338
FNMA	AA+	6.50	11/01/53	6,904,807	7,085,128
FNMA	AA+	6.50	02/01/54	4,941,776	5,080,520
FNMA	AA+	7.00	04/01/32	119	125
FNMA	AA+	7.50	06/01/31	61	64
FNMA	AA+	7.50	02/01/32	339	362
FNMA	AA+	7.50	06/01/32	17,061	18,379
FNMA	AA+	8.00	04/01/32	13,724	14,368
FNMA Strip	AA+	3.00	08/25/42	435,233	391,898
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	667,271	622,247
FRESB Multifamily Mortgage	AA+	2.92	09/25/24	10,200,383	10,059,782
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	591,417	563,551
GNMA(1)	AA+	2.00	04/20/32	447,255	412,567
GNMA(1)	AA+	2.00	09/20/50	1,750,763	1,391,004
GNMA(1)	AA+	2.50	12/20/50	4,671,437	3,922,823
GNMA(1)	AA+	2.50	10/20/51	4,354,686	3,683,302
GNMA(1)	AA+	2.50	08/20/52	11,525,656	9,820,470
GNMA(1)	AA+	2.50	03/20/53	9,116,975	7,781,637
GNMA(1)	AA+	2.50	06/20/53	7,835,561	6,684,999
GNMA(1)	AA+	3.00	07/16/36	1,202,604	1,058,765
GNMA(1)	AA+	3.00	01/15/46	873,764	771,369
GNMA(1)	AA+	3.00	02/20/47	1,098,607	972,211
GNMA(1)	AA+	3.00	10/20/51	6,161,327	5,381,902
GNMA(1)	AA+	3.00	08/20/52	4,903,614	4,328,554
GNMA(1)	AA+	3.50	02/20/42	309,838	285,878
GNMA(1)	AA+	3.50	07/15/42	852,664	792,870
GNMA(1)	AA+	3.50	11/15/42	165,593	153,975
GNMA(1)	AA+	3.50	03/20/45	770,533	714,661
GNMA(1)	AA+	3.50	05/20/45	894,994	830,097
GNMA(1)	AA+	3.50	12/20/50	332,156	302,674
GNMA(1)	AA+	3.70	05/15/42	377,325	356,190
GNMA(1)	AA+	4.00	03/15/41	175,240	168,365
GNMA(1)	AA+	4.00	11/15/41	266,682	256,219

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

GNMA(1)	AA+	4.00	01/15/42	21,427	20,586
GNMA(1)	AA+	4.00	08/20/42	241,561	232,030
GNMA(1)	AA+	4.25	04/20/41	316,984	309,485
GNMA(1)	AA+	4.29	04/15/41	6,599	6,528
GNMA(1)	AA+	4.50	06/20/30	11,723	11,515
GNMA(1)	AA+	4.50	09/15/30	144,131	141,439
GNMA(1)	AA+	4.50	04/20/31	5,188	5,123
GNMA(1)	AA+	4.50	06/20/34	84,531	83,862
GNMA(1)	AA+	4.50	09/15/40	292,712	289,296
GNMA(1)	AA+	4.50	10/15/40	406,813	402,065
GNMA(1)	AA+	4.50	10/20/43	10,750	10,564
GNMA(1)	AA+	5.00	06/20/39	391,328	390,070
GNMA(1)	AA+	5.00	05/15/40	39,191	39,451
GNMA(1)	AA+	5.00	06/20/40	22,643	22,810
GNMA(1)	AA+	5.50	01/15/36	51,820	52,755
GNMA(1)	AA+	6.50	04/15/31	4,577	4,712
GNMA(1)	AA+	6.50	10/15/31	148	153
GNMA(1)	AA+	6.50	12/15/31	4,473	4,502
GNMA(1)	AA+	6.50	05/15/32	6,712	6,862
GNMA(1)	AA+	7.00	05/15/31	151	157
GNMA(1)	AA+	7.00	05/15/32	677	680

					724,005,353

NON-MORTGAGE-BACKED OBLIGATIONS (0.6%)
FHLMC	AA+	4.88	07/24/26	6,300,000	6,271,687
FHLMC	AA+	5.00	03/14/29	6,600,000	6,581,139

					12,852,826

CORPORATE DEBT (28.3%)
COMMUNICATION SERVICES (2.7%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,659,559
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,699,391
Discovery Communications LLC	BBB-	3.95	06/15/25	500,000	491,373
Sprint LLC	BBB-	7.63	03/01/26	7,970,000	8,231,518
T-Mobile USA, Inc.	BBB	3.38	04/15/29	4,580,000	4,233,796
T-Mobile USA, Inc.	BBB	3.75	04/15/27	6,105,000	5,880,720
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,203,446
Verizon Communications, Inc.	BBB+	4.40	11/01/34	5,555,000	5,242,899
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	7,405,000	6,615,378
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	3,420,000	3,421,400

					56,679,480

CONSUMER DISCRETIONARY (1.9%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,100,000	3,687,886
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,699,943
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,625,000	1,350,548
Expedia Group, Inc.	BBB	5.00	02/15/26	5,170,000	5,141,258
Expedia Group, Inc.†	BBB	6.25	05/01/25	4,326,000	4,346,616
General Motors Co.	BBB	6.13	10/01/25	500,000	504,296
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	9,225,000	9,325,056
Harman International Industries, Inc.	A	4.15	05/15/25	4,970,000	4,899,099
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	5,050,000	4,943,400
Tapestry, Inc.	BBB	7.05	11/27/25	1,770,000	1,807,583
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	1,923,264

					39,628,949

CONSUMER STAPLES (1.2%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	4,150,000	3,569,947
Constellation Brands, Inc.	BBB	4.80	01/15/29	7,450,000	7,387,567
Hormel Foods Corp.	A-	1.80	06/11/30	3,490,000	2,923,231

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

J M Smucker Co.	BBB	6.20	11/15/33	4,800,000	5,124,999
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	3,450,000	3,453,683
Sysco Corp.	BBB	3.75	10/01/25	3,550,000	3,464,489

					25,923,916

ENERGY (1.5%)
Devon Energy Corp.	BBB	5.85	12/15/25	2,450,000	2,464,437
Energy Transfer LP	BBB	5.55	02/15/28	5,265,000	5,339,058
Pioneer Natural Resources Co.	BBB	5.10	03/29/26	10,595,000	10,584,679
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	3,100,000	3,084,503
Williams Cos., Inc.	BBB	5.40	03/02/26	10,130,000	10,163,734

					31,636,411

FINANCIALS (12.0%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	4,063,349
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,362,829
Aon North America, Inc.	A-	5.45	03/01/34	14,345,000	14,496,519
Bank of America Corp.	A-	2.97	02/04/33	26,230,000	22,267,253
BankUnited, Inc.	BBB-	4.88	11/17/25	5,315,000	5,180,384
Barclays PLC	BBB+	5.83	05/09/27	3,000,000	3,007,093
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	2,973,004
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,122,956
Capital One Financial Corp.	BBB	6.38	06/08/34	5,040,000	5,236,194
Citigroup, Inc.	BBB+	3.79	03/17/33	10,865,000	9,716,699
Citigroup, Inc.	BBB+	3.98	03/20/30	4,460,000	4,201,907
Citigroup, Inc.	BBB+	4.41	03/31/31	1,000,000	954,010
Citigroup, Inc.	BBB	5.83	02/13/35	6,620,000	6,550,437
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	5,510,000	5,500,415
Fairfax Financial Hldgs. Ltd.†	BBB	6.00	12/07/33	5,010,000	5,112,628
Fifth Third Bancorp	BBB+	1.71	11/01/27	1,000,000	909,378
Fifth Third Bancorp	BBB+	6.34	07/27/29	4,762,000	4,908,595
Fifth Third Bank N.A.	A-	5.85	10/27/25	2,400,000	2,397,573
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	7,886,181
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	500,000	465,501
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	12,145,000	13,245,930
JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	5,694,870
JPMorgan Chase & Co.	A-	5.35	06/01/34	4,625,000	4,646,342
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	11,590,000	11,817,184
Kemper Corp.	BBB-	3.80	02/23/32	4,500,000	3,844,346
KeyBank N.A.	BBB+	4.15	08/08/25	3,800,000	3,694,568
KeyCorp	BBB	6.40	03/06/35	2,000,000	2,044,030
Mercury General Corp.	BBB	4.40	03/15/27	3,330,000	3,206,098
Morgan Stanley	A-	2.70	01/22/31	10,000,000	8,744,550
Morgan Stanley	A-	5.17	01/16/30	1,910,000	1,910,071
Morgan Stanley	A-	5.45	07/20/29	5,455,000	5,501,265
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,731,637
PNC Financial Svcs. Group, Inc.	A-	4.76	01/26/27	1,000,000	991,138
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	5,020,000	5,038,352
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	3,635,000	3,977,786
Synchrony Financial	BBB-	3.70	08/04/26	9,735,000	9,250,578
Truist Financial Corp.	A-	4.87	01/26/29	7,855,000	7,724,304
U.S. Bancorp	A	4.65	02/01/29	7,920,000	7,760,832
U.S. Bancorp	A	5.78	06/12/29	2,500,000	2,547,067
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,791,844
Wells Fargo & Co.	BBB+	2.57	02/11/31	1,000,000	861,885
Wells Fargo & Co.	BBB+	3.35	03/02/33	9,115,000	7,916,042
Wells Fargo & Co.	BBB+	3.53	03/24/28	6,200,000	5,903,034

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Wells Fargo & Co.	BBB+	5.20	01/23/30	6,595,000	6,583,945
Zions Bancorporation	BBB	3.25	10/29/29	5,330,000	4,370,540

					250,111,143

HEALTH CARE (1.7%)
AbbVie, Inc.	A-	5.05	03/15/34	11,555,000	11,693,304
Amgen, Inc.	BBB+	5.25	03/02/33	2,800,000	2,831,161
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,236,621
Bristol-Myers Squibb Co.	A	5.20	02/22/34	2,860,000	2,905,435
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,006,617
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,537,543

					35,210,681

INDUSTRIALS (1.5%)
AutoZone, Inc.	BBB	6.25	11/01/28	6,195,000	6,501,719
Boeing Co.	BBB-	2.20	02/04/26	500,000	468,188
Boeing Co.	BBB-	2.75	02/01/26	4,901,000	4,648,302
Boeing Co.	BBB-	4.88	05/01/25	4,870,000	4,816,334
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,787,638
Lennox International, Inc.	BBB	1.70	08/01/27	4,935,000	4,432,216
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,895,000	5,790,497

					30,444,894

INFORMATION TECHNOLOGY (1.7%)
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	962,888
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	6,470,000	6,269,944
Broadcom, Inc.	BBB	3.15	11/15/25	500,000	483,862
Intel Corp.	A-	5.20	02/10/33	4,670,000	4,735,209
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,213,705
Motorola Solutions, Inc.	BBB	4.00	09/01/24	980,000	971,395
Oracle Corp.	BBB	2.80	04/01/27	3,410,000	3,198,780
Oracle Corp.	BBB	4.90	02/06/33	4,580,000	4,483,779
QUALCOMM, Inc.	A	4.25	05/20/32	1,785,000	1,722,637
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	5,800,000	4,970,131
VMware LLC	BBB	1.40	08/15/26	6,860,000	6,266,471

					36,278,801

MATERIALS (0.3%)
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,793,854
Sherwin-Williams Co.	BBB	4.25	08/08/25	500,000	492,849

					5,286,703

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	9,853,000	9,322,874
Boston Properties LP	BBB	3.25	01/30/31	6,488,000	5,559,235
Boston Properties LP	BBB	6.50	01/15/34	3,435,000	3,565,446
Equinix, Inc.	BBB	1.45	05/15/26	7,345,000	6,757,362
Host Hotels & Resorts LP	BBB-	4.00	06/15/25	4,357,000	4,261,203
Kimco Realty OP LLC	BBB+	6.40	03/01/34	5,800,000	6,208,563
NNN REIT, Inc.	BBB+	3.60	12/15/26	3,145,000	3,005,092
NNN REIT, Inc.	BBB+	4.00	11/15/25	500,000	489,190
Prologis LP	A	1.75	07/01/30	3,906,000	3,251,283
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,760,884
Realty Income Corp.	A-	5.13	02/15/34	8,865,000	8,699,550
Tanger Properties LP	BBB-	3.13	09/01/26	5,800,000	5,447,463

					58,328,145

UTILITIES (1.0%)
Duke Energy Carolinas LLC	A	4.85	01/15/34	9,330,000	9,166,152
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	1,949,587
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	4,777,000	4,559,546
Southern Co.	BBB	3.25	07/01/26	50,000	48,080
Southern Co.	BBB	5.70	03/15/34	4,840,000	4,995,084

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

					20,718,449

TOTAL CORPORATE DEBT					590,247,572

SOVEREIGN DEBT (0.0%) (2)
Sri Lanka AID	NR	6.59	09/15/28	1,392,858	1,413,734	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,225,203,494)					2,066,790,179

SHORT-TERM DEBT SECURITIES (0.4%):
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	5.31	05/07/24	3,000,000	2,984,203

COMMERCIAL PAPER (0.2%)
Colgate-Palmolive Co.†	A-1+	5.28	04/01/24	5,000,000	5,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,984,203)					7,984,203

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		4.58	03/29/24	69,402	69,402

TOTAL TEMPORARY CASH INVESTMENT (Cost: $69,402)					69,402

TOTAL INVESTMENTS (Cost: $2,233,257,099) 99.4%					2,074,843,784

OTHER NET ASSETS 0.6%					11,870,036

NET ASSETS 100.0%					$2,086,713,820

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

ARM = Adjustable Rate Mortgage

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance

GNMA = Government National Mortgage Association

NR = Not Rated

* Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate values of these securities amounts to $14,459,244 and represents 0.7% of net assets.

†† Level 3 Security.

(1)	U.S. Government guaranteed security.
(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CONSERVATIVE ALLOCATION FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (29.0%)	3,722,235	45,746,268
Equity Index Fund (26.8%)	658,419	42,408,797
Intermediate Bond Fund (33.6%)	5,556,242	53,173,234
International Fund (5.3%)	950,501	8,307,376
Mid Cap Equity Index Fund (5.3%)	382,154	8,445,602

TOTAL INVESTMENTS (Cost: $158,310,925) 100.0%		158,081,277

OTHER NET ASSETS -0.0% (1)		(32,872)

NET ASSETS 100.0%		$158,048,405

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - MODERATE ALLOCATION FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (23.3%)	7,875,070	96,784,614
Equity Index Fund (36.8%)	2,372,059	152,784,302
Intermediate Bond Fund (14.1%)	6,094,415	58,323,556
International Fund (10.2%)	4,841,606	42,315,632
Mid Cap Equity Index Fund (15.6%)	2,931,881	64,794,563

TOTAL INVESTMENTS (Cost: $384,640,907) 100.0%		415,002,667

OTHER NET ASSETS -0.0% (1)		(52,726)

NET ASSETS 100.0%		$414,949,941

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - AGGRESSIVE ALLOCATION FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (18.4%)	5,235,017	64,338,357
Equity Index Fund (36.4%)	1,977,917	127,397,604
International Fund (15.5%)	6,221,003	54,371,565
Mid Cap Equity Index Fund (20.5%)	3,255,589	71,948,515
Small Cap Growth Fund (4.3%)	1,099,498	14,953,175
Small Cap Value Fund (4.9%)	1,195,228	17,294,949

TOTAL INVESTMENTS (Cost: $314,325,561) 100.0%		350,304,165

OTHER NET ASSETS -0.0% (1)		(50,019)

NET ASSETS 100.0%		$350,254,146

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - RETIREMENT INCOME FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (33.9%)	5,679,076	69,795,850
Equity Index Fund (21.2%)	678,670	43,713,129
Intermediate Bond Fund (30.0%)	6,468,821	61,906,621
International Fund (5.0%)	1,179,600	10,309,706
Mid Cap Equity Index Fund (4.3%)	400,433	8,849,579
Mid Cap Value Fund (0.2%)	28,002	485,839
Money Market Fund (5.4%)	939,511	11,186,761

TOTAL INVESTMENTS (Cost: $207,726,253) 100.0%		206,247,485

OTHER NET ASSETS -0.0% (1)		(74,802)

NET ASSETS 100.0%		$206,172,683

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2015 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.0%)	3,049,908	37,483,365
Equity Index Fund (23.3%)	398,125	25,643,231
Intermediate Bond Fund (27.5%)	3,169,119	30,328,466
International Fund (5.1%)	641,527	5,606,943
Mid Cap Equity Index Fund (4.5%)	224,805	4,968,192
Mid Cap Value Fund (0.5%)	32,120	557,280
Money Market Fund (5.1%)	470,521	5,602,500

TOTAL INVESTMENTS (Cost: $111,221,116) 100.0%		110,189,977

OTHER NET ASSETS -0.0% (1)		(46,011)

NET ASSETS 100.0%		$110,143,966

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2020 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.1%)	13,531,523	166,302,423
Equity Index Fund (24.1%)	1,826,877	117,669,143
Intermediate Bond Fund (20.8%)	10,577,749	101,229,060
International Fund (7.1%)	3,947,264	34,499,087
Mid Cap Equity Index Fund (5.6%)	1,230,315	27,189,968
Mid Cap Value Fund (0.1%)	36,798	638,447
Money Market Fund (5.5%)	2,237,633	26,643,492
Small Cap Equity Index Fund (0.7%)	338,999	3,545,924
Small Cap Value Fund (2.0%)	667,529	9,659,143

TOTAL INVESTMENTS (Cost: $483,651,270) 100.0%		487,376,687

OTHER NET ASSETS -0.0% (1)		(97,692)

NET ASSETS 100.0%		$487,278,995

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2025 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (31.9%)	29,707,995	365,111,254
Equity Index Fund (31.4%)	5,564,566	358,413,676
Intermediate Bond Fund (14.5%)	17,330,749	165,855,264
International Fund (10.1%)	13,212,183	115,474,477
Mid Cap Equity Index Fund (5.5%)	2,857,056	63,140,933
Mid Cap Value Fund (0.3%)	234,700	4,072,037
Money Market Fund (3.7%)	3,560,609	42,396,174
Small Cap Equity Index Fund (0.9%)	923,820	9,663,157
Small Cap Value Fund (1.7%)	1,363,014	19,722,810

TOTAL INVESTMENTS (Cost: $1,106,563,926) 100.0%		1,143,849,782

OTHER NET ASSETS -0.0% (1)		(171,856)

NET ASSETS 100.0%		$1,143,677,926

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2030 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (25.4%)	28,257,533	347,285,084
Equity Index Fund (36.3%)	7,708,981	496,535,452
Intermediate Bond Fund (11.0%)	15,689,720	150,150,622
International Fund (12.1%)	18,983,933	165,919,571
Mid Cap Equity Index Fund (6.5%)	4,025,936	88,973,182
Mid Cap Value Fund (0.9%)	730,867	12,680,544
Money Market Fund (3.7%)	4,331,727	51,577,874
Small Cap Equity Index Fund (1.2%)	1,598,228	16,717,462
Small Cap Growth Fund (1.2%)	1,188,329	16,161,269
Small Cap Value Fund (1.7%)	1,597,097	23,109,992

TOTAL INVESTMENTS (Cost: $1,287,695,836) 100.0%		1,369,111,052

OTHER NET ASSETS -0.0% (1)		(198,913)

NET ASSETS 100.0%		$1,368,912,139

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2035 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (18.4%)	19,601,886	240,907,175
Equity Index Fund (43.2%)	8,787,988	566,034,335
Intermediate Bond Fund (5.5%)	7,492,501	71,703,237
International Fund (15.1%)	22,617,699	197,678,692
Mid Cap Equity Index Fund (8.7%)	5,185,651	114,602,896
Mid Cap Value Fund (0.8%)	626,496	10,869,705
Money Market Fund (3.6%)	3,971,897	47,293,378
Small Cap Equity Index Fund (1.6%)	2,042,262	21,362,059
Small Cap Growth Fund (1.2%)	1,134,901	15,434,650
Small Cap Value Fund (1.9%)	1,722,987	24,931,624

TOTAL INVESTMENTS (Cost: $1,203,384,822) 100.0%		1,310,817,751

OTHER NET ASSETS -0.0% (1)		(194,989)

NET ASSETS 100.0%		$1,310,622,762

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2040 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (13.2%)	12,034,552	147,904,641
Equity Index Fund (48.2%)	8,355,019	538,146,795
Intermediate Bond Fund (2.1%)	2,480,694	23,740,243
International Fund (18.0%)	22,957,509	200,648,626
Mid Cap Equity Index Fund (9.7%)	4,930,004	108,953,079
Mid Cap Value Fund (0.8%)	524,442	9,099,076
Money Market Fund (2.4%)	2,244,465	26,724,843
Small Cap Equity Index Fund (2.0%)	2,174,456	22,744,806
Small Cap Growth Fund (1.3%)	1,045,570	14,219,750
Small Cap Value Fund (2.3%)	1,752,984	25,365,680

TOTAL INVESTMENTS (Cost: $1,006,694,827) 100.0%		1,117,547,539

OTHER NET ASSETS -0.0% (1)		(173,086)

NET ASSETS 100.0%		$1,117,374,453

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2045 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (8.9%)	8,302,669	102,039,799
Equity Index Fund (49.1%)	8,749,483	563,554,188
Intermediate Bond Fund (1.9%)	2,344,240	22,434,374
International Fund (19.5%)	25,663,798	224,301,593
Mid Cap Equity Index Fund (10.9%)	5,635,678	124,548,478
Mid Cap Value Fund (0.8%)	550,027	9,542,969
Money Market Fund (2.6%)	2,466,416	29,367,618
Small Cap Equity Index Fund (2.1%)	2,280,001	23,848,807
Small Cap Growth Fund (2.2%)	1,823,023	24,793,113
Small Cap Value Fund (2.0%)	1,555,739	22,511,539

TOTAL INVESTMENTS (Cost: $1,023,737,447) 100.0%		1,146,942,478

OTHER NET ASSETS -0.0% (1)		(149,793)

NET ASSETS 100.0%		$1,146,792,685

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2050 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.6%)	5,576,495	68,535,124
Equity Index Fund (49.1%)	6,843,866	440,813,394
Intermediate Bond Fund (1.4%)	1,327,459	12,703,778
International Fund (20.0%)	20,500,280	179,172,443
Mid Cap Equity Index Fund (11.7%)	4,740,025	104,754,546
Mid Cap Value Fund (1.6%)	854,794	14,830,675
Money Market Fund (2.2%)	1,633,113	19,445,481
Small Cap Equity Index Fund (2.4%)	2,028,891	21,222,199
Small Cap Growth Fund (2.1%)	1,383,778	18,819,377
Small Cap Value Fund (1.9%)	1,212,491	17,544,742

TOTAL INVESTMENTS (Cost: $808,361,533) 100.0%		897,841,759

OTHER NET ASSETS -0.0% (1)		(145,718)

NET ASSETS 100.0%		$897,696,041

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2055 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (6.3%)	2,522,949	31,007,037
Equity Index Fund (50.1%)	3,851,728	248,089,831
Intermediate Bond Fund (1.3%)	695,335	6,654,356
International Fund (20.8%)	11,800,011	103,132,097
Mid Cap Equity Index Fund (11.4%)	2,567,335	56,738,110
Mid Cap Value Fund (1.7%)	478,680	8,305,101
Money Market Fund (1.3%)	533,158	6,348,315
Small Cap Equity Index Fund (2.7%)	1,259,210	13,171,332
Small Cap Growth Fund (2.0%)	739,715	10,060,117
Small Cap Value Fund (2.4%)	831,429	12,030,780

TOTAL INVESTMENTS (Cost: $449,210,644) 100.0%		495,537,076

OTHER NET ASSETS -0.0% (1)		(95,241)

NET ASSETS 100.0%		$495,441,835

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2060 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (4.8%)	1,021,121	12,549,576
Equity Index Fund (49.0%)	1,998,429	128,718,805
Intermediate Bond Fund (1.0%)	268,954	2,573,888
International Fund (21.9%)	6,580,042	57,509,569
Mid Cap Equity Index Fund (12.7%)	1,512,624	33,428,996
Mid Cap Value Fund (1.6%)	244,983	4,250,457
Money Market Fund (0.9%)	210,401	2,505,251
Small Cap Equity Index Fund (3.1%)	781,854	8,178,196
Small Cap Growth Fund (2.1%)	402,066	5,468,099
Small Cap Value Fund (2.9%)	526,111	7,612,821

TOTAL INVESTMENTS (Cost: $239,699,605) 100.0%		262,795,658

OTHER NET ASSETS -0.0% (1)		(67,465)

NET ASSETS 100.0%		$262,728,193

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2065 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2065 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.9%):
AFFILIATED MUTUAL FUNDS (99.9%)
MoA Funds
Core Bond Fund (2.8%)	189,997	2,335,061
Equity Index Fund (49.7%)	655,527	42,222,485
Intermediate Bond Fund (0.4%)	39,906	381,901
International Fund (22.0%)	2,141,013	18,712,453
Mid Cap Equity Index Fund (12.2%)	470,266	10,392,885
Mid Cap Value Fund (2.6%)	126,887	2,201,490
Money Market Fund (0.9%)	60,881	724,912
Small Cap Equity Index Fund (3.1%)	252,675	2,642,980
Small Cap Growth Fund (3.0%)	185,322	2,520,380
Small Cap Value Fund (3.2%)	185,139	2,678,964

TOTAL INVESTMENTS (Cost: $75,350,270) 99.9%		84,813,511

OTHER NET ASSETS 0.1%		61,954

NET ASSETS 100.0%		$84,875,465

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2024, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the Small Cap Equity Index Fund and Catholic Values Index Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Core Bond Fund (see Note (a) below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2024:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Fund
Common Stock	$5,640,500,024	-	-		$5,640,500,024
Temporary Cash Investment	-	$168,781	-		$168,781

	$5,640,500,024	$168,781	-		$5,640,668,805

All America Fund
Common Stock	$311,249,928	-	-		$311,249,928
Short-Term Debt Securities	-	$1,000,000	-		$1,000,000
Temporary Cash Investment	-	$2,237,569	-		$2,237,569

	$311,249,928	$3,237,569	-		$314,487,497

Small Cap Value Fund
Common Stock	$399,459,662	-	-		$399,459,662
Short-Term Debt Securities	-	$3,990,192	-		$3,990,192
Temporary Cash Investment	-	$296,691	-		$296,691

	$399,459,662	$4,286,883	-		$403,746,545

Small Cap Growth Fund
Common Stock	$418,853,779	-	-		$418,853,779
Short-Term Debt Securities	-	$3,584,236	-		$3,584,236
Temporary Cash Investment	-	$901,624	-		$901,624

	$418,853,779	$4,485,860	-		$423,339,639

Small Cap Equity Index Fund
Common Stock	$207,413,962	-	-	(a)	$207,413,962
Temporary Cash Investment	-	$70,159	-		$70,159

	$207,413,962	$70,159	-		$207,484,121

Mid Cap Value Fund
Common Stock	$172,397,646	-	-		$172,397,646
Short-Term Debt Securities	-	$1,994,734	-		$1,994,734
Temporary Cash Investment	-	$165,627	-		$165,627

	$172,397,646	$2,160,361	-		$174,558,007

Mid Cap Equity Index Fund
Common Stock	$1,595,948,898	-	-		$1,595,948,898

	$1,595,948,898	-	-		$1,595,948,898

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Balanced Fund
Common Stock	$124,019,053	-	-		$124,019,053
U.S. Government Debt	-	$22,230,387	-		$22,230,387
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$22,354,361	-		$22,354,361
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$518,154	-		$518,154
Long-Term Corporate Debt	-	$18,937,112	-		$18,937,112
Short-Term Debt Securities	-	$3,400,000	-		$3,400,000
Temporary Cash Investment	-	$327,778	-		$327,778

	$124,019,053	$67,767,792	-		$191,786,845

International Fund
Common Stock	$1,500,558,568	-	-		$1,500,558,568
Short-Term Debt Securities	-	$11,944,719	-		$11,944,719
Temporary Cash Investment	-	$6,544,954	-		$6,544,954

	$1,500,558,568	$18,489,673	-		$1,519,048,241

Catholic Values Index Fund
Common Stock	$6,268,822	-	-	(a)	$6,268,822

Retirement Income Fund
Common Stock	$206,247,485	-	-		$206,247,485

Clear Passage 2015 Fund
Common Stock	$110,189,977	-	-		$110,189,977

Clear Passage 2020 Fund
Common Stock	$487,376,687	-	-		$487,376,687

Clear Passage 2025 Fund
Common Stock	$1,143,849,782	-	-		$1,143,849,782

Clear Passage 2030 Fund
Common Stock	$1,369,111,052	-	-		$1,369,111,052

Clear Passage 2035 Fund
Common Stock	$1,310,817,751	-	-		$1,310,817,751

Clear Passage 2040 Fund
Common Stock	$1,117,547,539	-	-		$1,117,547,539

Clear Passage 2045 Fund
Common Stock	$1,146,942,478	-	-		$1,146,942,478

Clear Passage 2050 Fund
Common Stock	$897,841,759	-	-		$897,841,759

Clear Passage 2055 Fund
Common Stock	$495,537,076	-	-		$495,537,076

Clear Passage 2060 Fund
Common Stock	$262,795,658	-	-		$262,795,658

Clear Passage 2065 Fund
Common Stock	$84,813,511	-	-		$84,813,511

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Conservative Allocation Fund
Common Stock	$158,081,277	-	-		$158,081,277

Moderate Allocation Fund
Common Stock	$415,002,667	-	-		$415,002,667

Aggressive Allocation Fund
Common Stock	$350,304,165	-	-		$350,304,165

Intermediate Bond Fund
U.S. Government Debt	-	$590,366,193	-		$590,366,193
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$5,878,394	-		$5,878,394
Long-Term Corporate Debt	-	$303,701,636	-		$303,701,636
Temporary Cash Investment	-	$174,947	-		$174,947

	-	$900,121,170	-		$900,121,170

Core Bond Fund
U.S. Government Debt	-	$738,270,694	-		$738,270,694
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$724,005,353	-		$724,005,353
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$12,852,826	-		$12,852,826
Long-Term Corporate Debt	-	$590,247,572	-		$590,247,572
Sovereign Debt	-	-	$1,413,734	(a)	$1,413,734
Short-Term Debt Securities	-	$7,984,203	-		$7,984,203
Temporary Cash Investment	-	$69,402	-		$69,402

	-	$2,073,430,050	$1,413,734		$2,074,843,784

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2024
	Balance December 31, 2023(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases/ Payups	Sales/ Paydowns	Balance March 31, 2024(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2024
Small Cap Equity Index Fund - Common Stock	-(b)		-	-	-	-	-	-	-	-(b)		-
Core Bond Fund - Sovereign Debt	$1,566,371(c	)	$1,000	-	$(22,486)	-	-	-	$(131,151)	$1,413,734(c	)	$1,000
Catholic Values Index Fund - Common Stock	-(d	)	-	-	-	-	-	-	-	-(d	)	-

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - common stocks with $0 fair value.
(c)	Level 3 security, Sri Lanka AID, with change in unrealized gain of $1,000, accrued premiums of $(22,486), sales/paydowns of $(131,151) and $1,413,734 fair value.
(d)	Level 3 security, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. Effective September 8, 2022, the Board of Directors of the Investment Company (the “Board”) adopted valuation procedures for security valuation under which the Adviser was designated to perform certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.

When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above, including Level 3 securities.

The Clear Passage Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid Cap Equity Index Fund, International Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2024 (Unaudited)

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of March 31, 2024 and for the three months ended March 31, 2024:

Mid Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$-	$-	$-	$-

Mid Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Operations	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$7,617,738	$278,592	$1,598,743	$2,174,653

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(2,007,303)	$(35,588)	$(609,100)	$(1,031,225)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.